As filed with the U.S. Securities and Exchange Commission on April 20, 2026

1933 Act File No.033-[  ]

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. ___ [  ]

Post-Effective Amendment No. ___ [  ]

THE RBB FUND TRUST

(Exact Name of Registrant as Specified In Its Charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 731-6256

Send Copies of Communications to:

STEVEN PLUMP	JILLIAN L. BOSMANN, ESQUIRE
615 East Michigan Street	Faegre Drinker Biddle & Reath LLP
Milwaukee, Wisconsin 53202-5207	One Logan Square, Suite 2000
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities being Registered: Shares of common stock, par value $0.001 per share, of Polen Dividend Income ETF and Polen International Dividend Income ETF, each a series of the Registrant.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Polen Dividend Income ETF
Polen International Dividend Income ETF
Each a Series of Elevation Series Trust

c/o Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, Colorado 80290

May [●], 2026

Dear Shareholder:

A Special Meeting of Shareholders of Polen Dividend Income ETF and Polen International Dividend Income ETF, each a series of Elevation Series Trust (the “Target Trust”), a Delaware statutory trust, has been scheduled for June 30, 2026 (the “Special Meeting”) and will be held at [ADDRESS] at [10:00 a.m. Mountain Time].

The purpose of the Special Meeting has been called to ask shareholders to:

Vote on the proposals to reorganize each of the Polen Dividend Income ETF (“Target Dividend Fund”) and Polen International Dividend Income ETF (“Target International Fund”) (each, a “Target Fund” and collectively, the “Target Funds”) into a corresponding newly-created series Polen Dividend Income ETF (“Acquiring Dividend Fund”) and Polen International Dividend Income ETF (“Acquiring International Fund”) (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) of The RBB Fund Trust (“RBB”), a Delaware statutory trust (each, a “Reorganization” and together, the “Reorganizations”). The Acquiring Funds have no assets or liabilities and will not commence operations until the date of the Reorganizations.

The Reorganizations will not result in any material changes to the investment objective, investment strategies or policies of the Target Fund in which you are invested.

TrueMark Investments LLC (“TrueMark”), the Target Funds’ investment adviser will not serve as the Acquiring Funds’ investment adviser. Opal Capital LLC (“Opal”), the Target Funds’ current sub-adviser, will serve as the Acquiring Funds’ investment adviser. Polen Capital Management LLC will serve as the Acquiring Funds’ sub-adviser. The Acquiring Funds’ portfolio management team is expected to be the same as the Target Funds’ current portfolio management team. The investment advisory fee rate associated with your investment is expected to remain the same as a result of the Reorganizations.

For the reasons discussed below and in the attached Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”), and based on the recommendation of Opal and TrueMark, the Board of Trustees of the Target Trust (the “Target Board”) has determined that each Reorganization is in the best interests of each Target Fund and its respective shareholders. As a result, the Target Board has approved each Reorganization and has recommended each Reorganization to shareholders (the “Reorganization Proposals”). The Target Board recommends that shareholders vote “FOR” the Reorganizations.

If the Reorganization is approved by shareholders of a Target Fund, each shareholder of such Target Fund will receive a number of shares of the corresponding Acquiring Fund equal in aggregate net asset value to such shareholder’s shares held at the time of the Reorganization. In other words, your shares of the respective Target Fund would in effect be converted into shares of the corresponding Acquiring Fund. The Acquiring Funds will commence operations upon consummation of the Reorganizations. Each Target Fund would then be dissolved. If approved by the shareholders, the Reorganizations are expected to close in the third quarter of 2026.

i

For federal income tax purposes, the Reorganizations are not expected to result in taxable income or loss for the respective Target Funds or their shareholders. No sales charges or redemption fees will be imposed in connection with the Reorganizations.

If a Reorganization is not approved by its shareholders, or if the other conditions precedent to the Reorganization are not otherwise met or waived, then such Reorganization will not be implemented, and the Target Board will consider additional actions as it deems to be in the best interests of the Target Funds.

The attached Proxy Statement/Prospectus is designed to give you more information about the Reorganization Proposals.

If you are a shareholder of record of a Target Fund as of the close of business on May 11, 2026, the Record Date for the Special Meeting, you are entitled to vote at the Special Meeting and at any adjournment or postponement thereof. While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by completing and signing the enclosed Proxy Card.

Whether or not you expect to attend the Special Meeting, it is important that your shares be represented. Please mark, sign and date the enclosed Proxy Card and promptly return it so that the maximum number of shares may be voted. In the alternative, please call the toll-free number on your Proxy Card to vote by telephone. You should use the enclosed instructions to vote by telephone. You can also vote on the internet at the website address listed on your Proxy Card. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Target Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy vote can also be revoked by voting the proxy again at the Special Meeting, through the toll-free number or the Internet address listed in the enclosed voting instructions.

If you have any questions, please call EQ Fund Solutions [phone number] and they will be glad to assist you.

Thank you for taking the time to consider these important proposals and for your continuing investment in the Target Funds.

Sincerely,

/s/ Bradley Swenson
Bradley Swenson
President
Elevation Series Trust

Polen Dividend Income ETF
Polen International Dividend Income ETF
Each a Series of Elevation Series Trust

c/o Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, Colorado 80290

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON JUNE 30, 2026

Elevation Series Trust (the “Target Trust”), a Delaware statutory trust, will hold a Special Meeting of Shareholders (the “Special Meeting”) of the Polen Dividend Income ETF (“Target Dividend Fund”) and Polen International Divided Income ETF (“Target International Fund”) (each, a “Target Fund” and collectively, the “Target Funds”), each a series of the Target Trust, on June 30, 2026, at [ADDRESS] at [10:00 a.m. Mountain Time].

At the Special Meeting, you and the other shareholders of the Target Funds will be asked to consider and vote separately upon the following proposals as shown below:

Proposals 1-2: Approve the Agreement and Plan of Reorganization (the “Reorganization Proposals”)

To approve the Agreement and Plan of Reorganization by and among the Target Trust, on behalf each Target Fund, and The RBB Fund Trust (“Acquiring Trust”), on behalf of its newly formed series set forth in the table below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) and Opal Capital LLC (“Opal”), pursuant to which each Target Fund, as indicated below, will transfer all of its assets to the corresponding Acquiring Fund, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund, in each case as described in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation of the Target Fund. The consummation of one proposed reorganization is not contingent upon the consummation of the other proposed reorganization. However, a Target Fund shall not be obligated to consummate its proposed reorganization if the other Target Fund has not obtained the requisite shareholder approval with respect to that Target Fund.

Proposal	Target Fund	Acquiring Fund
1	Polen Dividend Income ETF	Polen Dividend Income ETF
2	Polen International Divided Income ETF	Polen International Divided Income ETF

Only shareholders of record at the close of business on May 11, 2026, the Record Date for the Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponement, continuation or adjournment thereof. The Notice of Special Meeting of Shareholders, Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) and Proxy Card are expected to be mailed on or about May [●], 2026 to such shareholders of record.

The Target Board recommends that you vote “FOR” the proposed reorganizations.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. If you are unable to attend the Special Meeting in person, we urge you to authorize proxies to cast your vote, commonly referred to as “proxy voting”. Whether or not you expect to attend the Special Meeting, please submit your vote by toll-free telephone or through the internet according to the enclosed voting instructions. You may also vote by completing, dating and signing your Proxy Card and mailing it in the enclosed postage prepaid envelope. Your prompt voting by proxy will help ensure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Target Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting. A prior proxy can also be revoked by voting your proxy again through the toll-free number or Internet website address listed in the enclosed voting instructions.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on June 30, 2026, at [10:00 a.m. Mountain Time], at [ADDRESS], or any adjournment or postponement thereof. This Notice of Special Meeting of Shareholders and the combined Proxy Statement/Prospectus are available on the Internet at [website] or by calling [●]. We encourage you to access and review all of the important information contained in the proxy materials before voting.

By Order of the Board of Trustees of Elevation Series Trust

/s/ Bradley Swenson
Bradley Swenson
President
Elevation Series Trust

May [●], 2026

YOUR VOTE IS IMPORTANT.
PLEASE RETURN YOUR PROXY CARD PROMPTLY OR VOTE BY
TOLL-FREE TELEPHONE OR INTERNET IN ACCORDANCE
WITH THE INSTRUCTIONS NOTED ON THE ENCLOSED PROXY CARD.

We urge you to submit your proxy as soon as possible. To vote, you may use any of the following methods:

By Internet. Have your proxy card available. Go to the website listed on your card. Follow the instructions found on the website.

By Telephone. Have your proxy card available. Call the toll-free number listed on your card. Follow the recorded instructions.

By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed postage-paid envelope.

At the Meeting. Shareholders of record as of the close of business on May 11, 2026, will be able to attend and participate in the Special Meeting. Even if you plan to attend the Special Meeting, we recommend that you also authorize your proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting.

v

Polen Dividend Income ETF
Polen International Dividend Income ETF
Each a Series of Elevation Series Trust

c/o Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, Colorado 80290

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

YOUR VOTE IS VERY IMPORTANT!

Below are some commonly asked questions that are intended to help you understand the proposals on which shareholders of the Polen Dividend Income ETF (“Target Dividend Fund”) and Polen International Dividend Income ETF (“Target International Fund”) (each, an “Target Fund” and collectively, the “Target Funds”), are being asked to vote. The proposals are described in more detail in the enclosed combined Proxy Statement/Prospectus, which you should read carefully.

QUESTION: WHAT IS THIS DOCUMENT AND WHY DID YOU SEND IT TO ME?

ANSWER: At a meeting of the Board of Trustees (the “Target Board”) of Elevation Series Trust (the “Target Trust” or a “Trust”) held on March 18, 2026, the Target Board approved a plan to reorganize the Target Dividend Fund and Target International Fund, into corresponding newly-created series, the Polen Dividend Income ETF (“Acquiring Dividend Fund”) and Polen International Dividend Income ETF (“Acquiring International Fund”) (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) of The RBB Fund Trust (“Acquiring Trust” or a "Trust") that will be managed by Opal Capital LLC (“Opal”), the Target Funds’ current investment sub-adviser. Each Acquiring Fund will commence operations upon consummation of its respective reorganization (each, a “Reorganization” and together, the “Reorganizations”).

Target Fund (each a series of the Target Trust)	Acquiring Fund (each a series of the Acquiring Trust)
Polen Dividend Income ETF	Polen Dividend Income ETF
Polen International Dividend Income ETF	Polen International Dividend Income ETF

In approving the Reorganizations, the Target Board determined that participation in each Reorganization is in the best interests of each Target Fund and its respective shareholders, and that the interests of existing shareholders in the Target Funds will not be diluted as a result of the transactions contemplated by the Reorganizations. For more information regarding the factors considered by the Target Board in coming to these conclusions, please review “Reasons for the Reorganization” in this Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”).

Shareholder approval is needed to proceed with the Reorganizations and a special shareholder meeting will be held on June 30, 2026 (the “Special Meeting”) to consider the proposals.

We are sending this document to you for your use in deciding whether to approve the Reorganization for your Target Fund(s) at the Special Meeting. This document includes a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus, and a Proxy Card.

QUESTION: WHAT IS THE PURPOSE OF THE REORGANIZATION FOR MY TARGET FUND?

ANSWER: The purpose of each Reorganization is to move the respective Target Fund from the Target Trust into the Acquiring Trust. TrueMark and Opal each believes that each Reorganization will provide benefits to the existing shareholders of the Target Funds, including the potential to increase the Target Funds’ assets. Following the Reorganizations, the overall fees charged by service providers to the Acquiring Funds are expected to remain the same as the fees currently charged by service providers to the Target Funds.

TrueMark and Opal each believes that the Reorganizations could potentially make the Acquiring Funds more attractive to prospective investors, which could potentially add size and scale to each Acquiring Fund, therefore resulting in further decreased operating expenses over the long-term. Accordingly, TrueMark and Opal have recommended, and the Target Board has approved, that each Target Fund be reorganized into series of the Acquiring Trust.

QUESTION: ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE TARGET FUNDS AND ACQUIRING FUNDS?

ANSWER: There are no material differences between the investment objectives, strategies and policies of the Target Funds and their respective Acquiring Funds.

QUESTION: HOW WILL THE PROPOSED REORGANIZATIONS AFFECT THE FEES AND EXPENSES I PAY AS A SHAREHOLDER OF AN ACQUIRING FUND?

ANSWER: Following the Reorganizations, the total annual fund operating fees and expenses of each Acquiring Fund are expected to be the same as those of the corresponding Target Fund.

The contractual management fees of the Acquiring Fund and their corresponding Target Fund will also be the same. Pursuant to the Investment Advisory Agreement between the Target Trust, on behalf of the Target Dividend Fund and TrueMark Investments, LLC (“TrueMark”), the Target Dividend Fund pays TrueMark an annual management fee of 0.65% based on the Target Dividend Fund’s average daily net assets. Similarly, pursuant to the Investment Advisory Agreement between the Target Trust, on behalf of the Target International Fund and TrueMark, the Target International Fund pays TrueMark an annual management fee of 0.75% based on the Target International Fund’s average daily net assets. Following the Reorganizations, the Acquiring Dividend Fund will pay Opal an annual management fee of 0.65%, and the Acquiring International Fund will pay Opal an annual management fee of 0.75%.

QUESTION: WILL THERE BE CHANGES IN THE MANAGEMENT AND OPERATION OF THE TARGET FUNDS?

ANSWER: After the Reorganizations, the Target Funds’ investment adviser, TrueMark, will no longer serve as the investment adviser to the Acquiring Funds. Opal, the Target Funds current sub-adviser, will serve as the Acquiring Funds’ investment adviser. The Acquiring Funds’ portfolio management team is expected to be the same as the Target Funds’ current portfolio management team. Thus, there will be no change in the day-to-day management of the Target Funds’ investment portfolios. Polen Capital Management LLC will serve as the Acquiring Funds’ investment sub-adviser.

As series of the Target Trust, the Target Funds use a number of service providers that deliver an array of services to the Target Trust. These services include administration, fund accounting, transfer agency, custody, distribution, legal, compliance and auditing services (“Third Party Service Arrangements”). Many of the Third Party Service Arrangements provided to the Target Trust will change if the Reorganizations are approved. For example, the Target Trust and Acquiring Trust have retained different service providers for administration, fund accounting, transfer agency, custody, distribution. legal and compliance services. Third Party Service Arrangements will be provided to the Acquiring Funds by U.S. Bank N.A., Quasar Distributors, LLC, U.S. Bank Global Fund Services, Cohen & Company, Ltd., Vigilant Compliance, LLC, and Faegre Drinker Biddle & Reath LLP.

In addition, the Board of Directors of RBB (the “Acquiring Board”) and officers are different from the Target Board and officers.

QUESTION: HOW WILL THE REORGANIZATIONS WORK?

ANSWER: Pursuant to the Agreement and Plan of Reorganization (the “Plan”) (which is attached as Appendix A), each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in return for shares of the Acquiring Fund. Each Target Fund will then distribute pro rata the shares it receives from the corresponding Acquiring Fund to its shareholders, shareholders of the Target Fund will become shareholders of the Acquiring Fund, and each shareholder will hold shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Target Fund that the shareholder held prior to the Reorganization. If the Plan is carried out as proposed, it is expected that, for federal income tax purposes, the transaction will not directly result in taxable income or loss for the Target Funds or their shareholders. Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposals.

QUESTION: HOW WILL THIS AFFECT MY INVESTMENT?

ANSWER: The Reorganizations will not affect the value of your investment at the time of the respective Reorganization and your interest in a Target Fund will not be diluted. Following the Reorganization of your Target Fund, you will be a shareholder of the corresponding Acquiring Fund. There are no material differences between the investment objectives, strategies and policies of the Target Funds. For additional information about the differences in the investment strategies between the Target Funds and the Acquiring Funds, see “COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES” in this Proxy Statement/Prospectus.

Opal, the investment sub-adviser of the Target Funds and the investment adviser of the Acquiring Funds, will manage the Acquiring Funds similar to the Target Funds. The primary differences will be that (i) service providers that provide Third Party Service Arrangements to the Target Funds will change, (ii) the Acquiring Funds will be part of the Acquiring Trust instead of the Target Trust, and (iii) the Acquiring Board will have a Board of Directors comprised of different individuals than the individuals that comprise the Target Board.

QUESTION: HOW DO THE TARGET FUNDS AND ACQUIRING FUNDS CHARTER DOCUMENTS COMPARE?

ANSWER: The Target Trust, of which the Target Funds are series, and the Acquiring Trust, of which the Acquiring Funds are series, are each organized as a Delaware statutory trust. The Target Trust is governed by both the Delaware Statutory Trust Act (the "Delaware Act"), the Second Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), and By-Laws, as amended. The Acquiring Trust is governed by the Delaware Act, the Acquiring Trust’s Amended and Restated Agreement and Declaration of Trust, and By-Laws, as amended.

Under the Delaware Act, shareholders are generally shielded from personal liability for an entity’s debts or obligations. Importantly, the Target Funds and Acquiring Funds must comply with the Investment Company Act of 1940, as amended (the “1940 Act”) and certain other federal securities laws. As a result, many issues that may arise in the course of a Target Fund’s and Acquiring Fund’s operations are addressed under federal, rather than state law or the applicable Trust’s declaration of trust or by-laws.

QUESTION: WHAT WILL HAPPEN IF A REORGANIZATION IS NOT APPROVED?

ANSWER: If shareholders of a Target Fund do not approve its respective Reorganization, then the Target Board will consider other alternatives for that Target Fund, which may include continuing to operate the Target Fund in its current structure, merging the Target Fund with another fund, or liquidating the Target Fund. The consummation of one Reorganization is not contingent upon the consummation of the other Reorganization. However, a Target Fund shall not be obligated to consummate its Reorganization if the other Target Fund has not obtained the requisite shareholder approval with respect to that Target Fund.

QUESTION: WHY DO I NEED TO VOTE?

ANSWER: Your vote is needed to ensure that a quorum is present at the Special Meeting so that the proposals can be acted upon. Your immediate response, even if you are a small investor, on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

QUESTION: HOW DOES THE TARGET BOARD SUGGEST THAT I VOTE ON THE REORGANIZATION PROPOSALS?

ANSWER: After careful consideration and upon recommendation of Opal and TrueMark, the Target Board recommends that you vote “FOR” each Reorganization.

QUESTION: WHO IS PAYING FOR EXPENSES RELATED TO THE SPECIAL MEETING AND THE REORGANIZATIONS?

ANSWER: The expenses of the Reorganizations shall be borne by Opal. None of the Target Funds and their shareholders and none of the Acquiring Funds and their shareholders will pay any front-end sales charges, contingent deferred sales charges or redemption/exchange fees in connection with the proposed Reorganizations. The estimated cost for the solicitation of proxies in connection with the Reorganizations is $ [●].

QUESTION: HOW DO I CAST MY VOTE?

ANSWER:

You can vote in any one of four ways:

●	By mail, by sending the enclosed proxy card (signed and dated) in the enclosed envelope;

●	Through the Internet, by going to the website listed on your proxy card;

●	By telephone, using the toll-free number listed on your proxy card; or

●	In person, by attending the Special Meeting.

Whichever method you choose, please take the time to read the full text of the combined Proxy Statement/Prospectus before you vote.

QUESTION: WHO DO I CALL IF I HAVE QUESTIONS?

ANSWER: Please call EQ Fund Solutions (the “Proxy Solicitor”), the Target Fund’s information agent, at [●]. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

x

COMBINED PROXY STATEMENT AND PROSPECTUS
May [●], 2026

PROXY STATEMENT FOR:

Polen Dividend Income ETF
Polen International Dividend Income ETF
Each a Series of Elevation Series Trust

c/o Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, Colorado 80290

PROSPECTUS FOR:

Polen Dividend Income ETF
Polen International Dividend Income ETF
Each a Series of The RBB Fund Trust

615 East Michigan Street
Milwaukee, Wisconsin 53202
609-731-6256

INTRODUCTION

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees of Elevation Series Trust (the “Target Board”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Polen Dividend Income ETF (“Target Dividend Fund”) and Polen International Dividend Income ETF (“Target International Fund”) (each, a “Target Fund” or collectively, the “Target Funds”), each a series of Elevation Series Trust (the “Target Trust”), to be held on June 30, 2026, at [ADDRESS] at [10:00 a.m. Mountain Time]. At the Special Meeting, you and the other shareholders of each Target Fund will be asked to consider and vote upon the following proposals:

Proposals 1-2: Approve the Agreement and Plan of Reorganization

To approve the Agreement and Plan of Reorganization by and among the Target Trust, on behalf each Target Fund, The RBB Fund Trust (“Acquiring Trust”), on behalf of its newly formed series set forth in the table below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), and Opal Capital LLC (“Opal”) pursuant to which each Target Fund, as indicated below, will transfer all of its assets to the corresponding Acquiring Fund, in exchange for shares of a corresponding share of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund, in each case as described in the Agreement and Plan of Reorganization, followed by the distribution of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation of the Target Fund (each, a “Reorganization” and together, the “Reorganizations”).

Proposal	Target Fund	Acquiring Fund
1	Polen Dividend Income ETF	Polen Dividend Income ETF
2	Polen International Dividend Income ETF	Polen International Dividend Income ETF

Only shareholders of record at the close of business on May 11, 2026 (the “Record Date”), will be entitled to notice of, and to vote at, the Special Meeting or any postponement, continuation or adjournment thereof. The Notice of Special Meeting of Shareholders, Proxy Statement/Prospectus and Proxy Card are expected to be mailed on or about May [●], 2026 to such shareholders of record.

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Target Trust, in person at the time of the Special Meeting, or by voting the proxy again through the toll-free number or through the internet address listed in the enclosed voting instructions.

Each Target Fund is a series of the Target Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust. Each Acquiring Fund is a series of the Acquiring Trust, an open-end management investment company registered with the SEC and organized as a Delaware statutory trust. The Acquiring Funds currently have no assets or liabilities and will not commence operations until the date of the proposed Reorganizations. Because of this, the Acquiring Funds have not published any annual or semiannual reports to date.

The Target Dividend Fund’s Prospectus dated April [●], 2026 and the Target International Fund’s prospectus dated February 27, 2026, and the Target Dividend Fund’s Annual Form N-CSR for the fiscal year ended December 31, 2025 and the Target International Fund’s Annual Form N-CSR for the fiscal year ended October 31, 2025 have been filed with the SEC. Copies of these documents, along with the current Statement of Additional Information (“SAI”) of the Target Dividend Fund dated April [●], 2026 and the Target International Fund dated February 27, 2026, and the SAI, dated April [●], 2026, relating to this Proxy Statement/Prospectus, are available upon request and without charge by writing to the Target Trust or by calling [●] or by visiting the Target Funds’ website at www.true-shares.com.

For more information regarding the Target Funds, the Acquiring Funds and the proposed Reorganizations, see the following documents, which have been filed with the SEC:

1.	The prospectus of the Target Dividend Fund dated April [●], 2026 (Accession No. [●]), as supplemented to date, which is incorporated by reference into and considered a part of this Proxy Statement/Prospectus.

2.	The prospectus of the Target International Fund dated February 27, 2026 (Accession No. 0001999371-26-004622), as supplemented to date, which is incorporated by reference into this Proxy Statement/Prospectus.

3.	The audited financial statements and related independent registered public accounting firm’s report for the Target Dividend Fund contained in the Target Dividend Fund’s annual Form N-CSRfor the fiscal year ended December 31, 2025 (Accession No. 0001999371-26-005437), which is incorporated by reference and considered a part of this Proxy Statement/Prospectus.

4.	The audited financial statements and related independent registered public accounting firm’s report for the Target International Fund contained in the Target International Fund’s annual Form N-CSR for the fiscal year ended October 31, 2025 (Accession No. 0001999371-26-000168), which is incorporated by reference and considered a part of this Proxy Statement/Prospectus.

5.	The SAI, dated April [●], 2026, relating to this Proxy Statement/Prospectus, which is incorporated by reference into and considered part of this Proxy Statement/Prospectus.

Accompanying this Proxy Statement/Prospectus at Appendix A is a copy of the Agreement and Plan of Reorganization pertaining to the Reorganizations.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal and investing in an Acquiring Fund. You should read it and keep it for future reference. An SAI dated April [●], 2026, relating to this Proxy Statement/Prospectus, contains more information about the Reorganizations and the Acquiring Funds. The SAI has been filed with the SEC and is available upon request without charge by calling toll free 1-855-828-9909 or by visiting the Target Funds’ website at www.true-shares.com.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Proxy Statement/Prospectus are not deposits or obligations of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in an Acquiring Fund involves investment risk, including the possible loss of principal.

PROXY STATEMENT/PROSPECTUS
May [●], 2026

TABLE OF CONTENTS

PROPOSALS 1-2: APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

OVERVIEW	1
The Reorganizations	1
The Funds	1
Comparison of Fees and Expenses	2
Fund Performance	4
Portfolio Turnover	5
Comparison of Investment Objectives and Strategies	6
Investment Risks	9
Comparison of Key Features of the Funds	24
INFORMATION ABOUT THE REORGANIZATIONS	25
Summary of the Reorganization Proposals	25
Description of each Acquiring Fund’s Shares	25
Board Considerations Relating to the Proposed Reorganizations	26
Federal Income Tax Consequences	26
Charter Documents	27
Pro Forma Capitalization	30
ADDITIONAL COMPARISONS OF THE ACQUIRED AND ACQUIRING FUNDS	31
Investment Restrictions	31
Board Members	31
Service Providers	32
Pricing of Funds and Purchase and Redemption Procedures	33
VOTING INFORMATION	33
Quorum and Voting	34
Shareholders Entitled to Vote	34
Method and Cost of Solicitation	35
Security Ownership of Certain Beneficial Owners and Management	35
Interest of Certain Persons in the Transaction	35
FURTHER INFORMATION ABOUT TARGET FUNDS AND ACQUIRING FUNDS	36
Other Business	36
Shareholder Meetings and Proposals	36

Legal Matters	36
Independent Registered Public Accounting Firm	37
APPENDIX A - AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B - FUNDAMENTAL INVESTMENT POLICIES	B-1
APPENDIX C - SHAREHOLDER POLICIES AND PROCEDURES	C-1
APPENDIX D - FINANCIAL HIGHLIGHTS	D-1

PROPOSALS 1-2: APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

OVERVIEW

This overview is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Target Funds with those of the Acquiring Funds (each a “Fund” and collectively, the “Funds”). This overview is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. The overview is qualified in its entirety by reference to the Prospectus for the Target Funds. For more complete information, please read the Prospectus for the Target Funds.

The Reorganizations

Pursuant to the Agreement and Plan of Reorganization (the “Plan”), each Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange solely for shares of that Acquiring Fund. Each Target Fund will then distribute the corresponding Acquiring Fund shares that it receives to its shareholders in complete liquidation. A Schedule of Investments of each Target Fund modified to show the effect of such change is not required and therefore, not included. There are no material differences in the accounting policies of each Target Fund as compared to the corresponding Acquiring Fund.

The result of the Reorganizations is that shareholders of the Target Funds will become shareholders of the corresponding Acquiring Funds. No front-end sales charges, contingent deferred sales charges or redemption fees will be imposed in connection with the Reorganizations. If shareholders of a Target Fund do not vote to approve its Reorganization, then the Target Board will consider other possible courses of action in the best interests of shareholders, which may include continuing to operate such Target Fund in its current structure, merging the Target Fund with another fund or liquidating the Target Fund. The consummation of one proposed reorganization is not contingent upon the consummation of the other proposed reorganization. However, a Target Fund shall not be obligated to consummate its proposed reorganization if the other Target Fund has not obtained the requisite shareholder approval with respect to that Target Fund.

The Target Board, including the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has concluded that each Reorganization would be in the best interests of each Target Fund and its shareholders and that the interests of existing shareholders in each Target Fund will not be diluted as a result of the transactions contemplated by the Reorganizations. The Target Board recommends that you vote “FOR” approval of the Reorganizations.

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If the Reorganizations so qualify, shareholders of the Target Funds will not recognize a gain or loss in the transactions. Nevertheless, the sale of securities by a Target Fund prior to a Reorganization, whether in the ordinary course of business or in anticipation of a Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. Shareholders should consult their own tax advisers concerning the potential tax consequences of a Reorganization to them, including foreign, state and local tax consequences.

The Funds

The Acquiring Trust is an open-end management investment company organized as a Delaware statutory trust on August 29, 2014 that offers redeemable shares of beneficial interest in multiple series. The Acquiring Funds are newly-created series of the Acquiring Trust.

The Target Trust is an open-end management investment company organized as a Delaware statutory trust on March 7, 2022 that offers redeemable shares of beneficial interest in multiple series. The Target Funds are series of the Target Trust.

If a Reorganization is approved, shareholders of the corresponding Target Fund will receive shares of the corresponding Acquiring Fund.

Comparison of Fees and Expenses

The following tables compare the current fees and expenses of each Target Fund with those of the corresponding Acquiring Fund. Because the Acquiring Funds were not operational as of the date of this Proxy Statement/Prospectus, the expenses shown for each Acquiring Fund are based, in part, on estimates. The table is intended to help you understand the various costs and expenses you will pay as a shareholder in the Target Funds and the Acquiring Funds. The table does not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown below.

The tables below compare the actual fees and expenses (with Other Expenses estimated for the current fiscal year) of each Target Fund for the most recent fiscal year for the Target Dividend Fund ended December 31, 2025 and the Target International Fund ended October 31, 2025 with the current estimated fees and expenses for each class of shares of the Acquiring Fund on a pro forma basis assuming the Reorganizations had occurred on March 30, 2026.

Polen Dividend Income ETF

Comparison of Shareholder Fees

	Current Shares (Target Dividend Fund)	Pro Forma Shares (Acquiring Dividend Fund)
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

	Current Shares (Target Dividend Fund)	Pro Forma Shares (Acquiring Dividend Fund)
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	[None]	[None] (1)
Total Annual Fund Operating Expenses	0.65%	0.65%

(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Polen International Dividend Income ETF

Comparison of Shareholder Fees

	Current Shares (Target International Fund)	Pro Forma Shares (Acquiring International Fund)
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses(1)	0.00%	None
Total Annual Fund Operating Expenses	0.75%	0.75%

(1)	“Other Expenses” have been estimated to reflect expenses to be incurred during the current fiscal year.

Examples

The Examples are intended to help you compare the cost of investing in the Acquiring Funds with the cost of investing in each of the Target Funds and other mutual funds, assuming the Reorganizations have been completed. The Examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you hold or redeem all of your shares at the end of the time periods indicated:

	1 Year	3 Years	5 Years	10 Years
Target Dividend Fund	$[●]	$[●]	$[●]	$[●]
Acquiring Dividend Fund	$66	$208	$362	$810
Target International Fund	$77	$240	$417	$930
Acquiring International Fund	$77	$240	$417	$930

The Examples above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Fund Performance

The following information shows the past performance of the Target Funds. No performance information is presented for the Acquiring Funds because they have not yet commenced operations. If the Reorganizations are approved, each Target Fund will assume the performance history of its corresponding Predecessor Fund.

Bar Chart and Performance Table

The bar charts and performance tables that follow provide some indication of the risks and variability of investing in the Target Funds. The bar charts show the performance of the applicable Target Fund’s Shares from year to year. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Target Funds. Each table shows how each Target Fund’s average annual returns for one year, and since inception compares with those of a broad-based securities market index.

The performance information that follows reflects the performance of the Target Funds from their inception until December 31, 2025. The Target Dividend Fund’s performance reflects the performance of its predecessor fund prior to June 13, 2025. The Target Dividend Fund’s predecessor fund had an investment objective and strategies that were, in all material respects, the same as those of the Target Dividend Fund. Each Target Fund’s past performance (before or after taxes) is not necessarily an indication of how each Target Fund or the Acquiring Funds will perform in the future. Updated performance information, current through the most recent month end is available on the Target Funds’ website at www.true-shares.com.

Target Dividend Fund

Calendar Year Annual Returns (Year Ended December 31):

[Insert image of returns as of December 31, 2025]

The Fund's year-to-date return through March 31, 2026 was [●]%.

During the periods shown in the bar chart, the highest return for a quarter was [●]% during the quarter ended [●] and the lowest return for a quarter was [●]% during the quarter ended [●].

	Average Annual Total Returns for the Periods Ended December 31, 2025
	1 Year	Since Inception (1/27/2021)
– Return Before Taxes	[16.63]%	[11.46]%
– Return After Taxes on Distributions*	[●]%	[●]%
– Return After Taxes on Distributions and Sale of Fund Shares	[●]%	[●]%
– [MSCI USA High Dividend Yield USD Risk Premia Index]	8.64%	6.35%
– S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)**	17.88%	14.67%

*	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
**	Broad-based securities market index.

Target International Fund

Calendar Year Annual Returns (Year Ended December 31):

[Insert image of returns as of December 31, 2025]

The Fund's year-to-date return through March 31, 2026 was [●]%.

During the periods shown in the bar chart, the highest return for a quarter was 11.62% during the quarter ended March 31, 2025 and the lowest return for a quarter was 3.53% during the quarter ended December 31, 2025.

	Average Annual Total Returns for the Periods Ended December 31, 2025
	1 Year	Since Inception (12/26/2024)
– Return Before Taxes	32.55%	30.12%
– Return After Taxes on Distributions*	30.85%	28.48%
– Return After Taxes on Distributions and Sale of Fund Shares	19.17%	22.18%
– S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes**	17.88%	14.86%

*	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
**	Broad-based securities market index.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions and other market-related fees, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect a Fund’s performance. The Acquiring Funds do not have a portfolio turnover rate to report because they have not yet commenced operations. For the fiscal year ended December 31, 2025 for the Target Dividend Fund and October 31, 2025 for the Target International Fund each Target Fund’s portfolio turnover rate was the following percentage of the average value of such Fund’s portfolio.

Fund	Portfolio Turnover
Target Dividend Fund	52%
Target International Fund	35%

Comparison of Investment Objectives and Strategies

TrueMark Investments, LLC (“TrueMark”), the current investment adviser to the Target Funds, will no longer serve as an adviser to the Acquiring Funds. Opal Capital LLC (“Opal”), the current sub-adviser to the Target Funds, will serve as the investment adviser of the Acquiring Funds and the same portfolio managers currently managing each Target Fund are expected to continue to manage the corresponding Acquiring Fund. Polen Capital Management, LLC (“Polen”) will serve as the sub-adviser for the Acquiring Funds.

This section compares the investment objective, principal investment strategies and non-fundamental investment policies of each Target Fund and each corresponding Acquiring Fund. The investment objectives of each Target Fund is the same as the investment objective of its corresponding Acquiring Fund. Although the Target Funds and their corresponding Acquiring Funds use slightly different wording or terminology to describe their respective investment objective and principal investment strategies, there are no material differences between the strategies and policies.

	Target Dividend Fund	Acquiring Dividend Fund
Investment Objective	The Target Dividend Fund seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index.	Same.
Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing 25-35 stocks of companies that pay dividends and expect to grow the dividends over time and are trading at attractive valuations at the time of the investment. The Fund’s investment adviser, TrueMark Investments, LLC (the “Adviser”), and sub-adviser, Opal Capital LLC (the “Sub-Adviser”), will seek to invest in such companies that are established businesses with high cash flow, stable revenue streams, and more disciplined capital reinvestment programs which may, in turn, experience lower volatility relative to the overall equity market.

The Adviser and Sub-Adviser will focus on companies whose stock is listed on a U.S. exchange with market capitalizations greater than $8 billion, but may include companies with market capitalizations of less than $8 billion if their dividend yields are above the market average. The Adviser and Sub-Adviser will select companies for the Fund that, in the Sub-Adviser’s determination, provide the best combination of dividend yield with potential for dividend growth and are currently under-valued in the market. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in dividend paying equity securities, including common stocks and American Depositary Receipts (“ADRs”).

Substantially similar except that TrueMark Investments, LLC will no longer serve as the investment adviser and instead Opal Capital LLC will serve as the investment adviser. Opal will continue to analyze potential investments for the Acquiring Dividend Fund in the same manner it did as Sub-Adviser for the Target Dividend Fund. In addition, instead of Opal serving at the sub-adviser, Polen Capital Management, LLC will serve as the sub-adviser.

Target Dividend Fund	Acquiring Dividend Fund

The Sub-Adviser makes its initial identification of potential portfolio securities based on its assessment of a company’s ability and commitment to sustain and grow its dividends. The Sub-Adviser seeks to identify such companies by utilizing a combination of quantitative and qualitative indicators of the company’s financial position, growth opportunities, historical payouts, and management commentary, as well as the competitive landscape.

The Sub-Adviser will then review the current market valuation of these companies which the Sub-Adviser believes are under-valued. The Sub-Adviser first identifies “high quality companies,” which are generally defined as companies with a sustainable competitive advantage, offering stable and growing free cash flows, and quality management teams that have the capital discipline to distribute dividends to shareholders. The Sub-Adviser then selects companies whose stock is trading at a valuation that it believes offers an opportunity to generate above average returns over time. The Sub-Adviser utilizes a variety of metrics (e.g., price compared to earnings ratio, market capitalization compared to book value, free cash flow yield, etc.) in the valuation process and seeks to identify companies that are attractively priced both in absolute terms and relative to their peers with a preference of companies with higher free cash flow.

	Target International Fund	Acquiring International Fund
Investment Objective	The Target International Fund seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the MSCI ACWI ex USA High Dividend Yield Total Return Index.	Same.

	Target International Fund	Acquiring International Fund
Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in securities of dividend-paying companies.

The Fund’s portfolio typically consists of 40-60 companies that pay dividends and that the sub-adviser, Opal Capital LLC, expects will grow the dividends over time and are trading at attractive valuations at the time of the investment. The sub-adviser seeks companies that are established businesses with high cash flow, stable revenue streams, and disciplined capital reinvestment programs that may, as a result, experience lower volatility relative to the overall international equity market.

The Fund invests in non-U.S. companies with market capitalizations greater than $8 billion, but may include companies with market capitalizations of less than $8 billion if their dividend yields are above the market average. The Fund typically invests in non-U.S. companies through sponsored and/or unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) but may directly invest in such companies on foreign exchanges. The sub-adviser makes its initial identification of potential portfolio securities based on its assessment of a company’s ability and commitment to sustain and grow its dividends. The sub-adviser next identifies “high quality companies,” which are generally defined as companies with a sustainable competitive advantage, offering stable and growing free cash flows, and quality management teams that have the capital discipline to distribute dividends to shareholders. The sub-adviser then selects companies whose stock is trading at a valuation that it believes offers an opportunity to generate above average returns over time.

The Fund invests at least 40% of its net assets in securities of companies that are economically tied to a country or countries outside the U.S., including emerging markets, meaning the company (i) is organized outside of the U.S.; (ii) has a class of securities whose principal securities market is outside of the U.S.; (iii) derives more than 50% of total revenues or earnings from goods produced, sales made, or services provided outside of the U.S.; or (iv) maintains more than 50% of its employees, assets, investments, operations, or other business activity outside of the U.S.

The MSCI ACWI ex USA High Dividend Yield Total Return Index (the “Index”) referenced in the objective of the Fund is designed to reflect the performance of equities in the MSCI ACWI ex USA (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The Index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a “diversified” fund.

Substantially similar except that TrueMark Investments, LLC will no longer serve as the investment adviser and instead Opal Capital LLC will serve as the investment adviser. Opal will continue to analyze potential investments for the Acquiring Dividend Fund in the same manner it did as Sub-Adviser for the Target International Fund. In addition, instead of Opal serving at the sub-adviser, Polen Capital Management, LLC will serve as the sub-adviser.

Investment Risks

This section will help you compare the risks of each Target Fund with those of its Acquiring Fund. Like all investments, an investment in a Target Fund or an Acquiring Fund involves risk. All investments carry some degree of risk that will affect the value of a Fund, its investment performance and the price of its shares. As a result, you could lose money if you invest in the Funds. There is no assurance that a Fund will meet its investment objective.

The principal risks of an investment in each Fund are shown in the table below. Although the Funds describe them differently and organize them differently, the principal risks associated with investments in the Target Funds and their corresponding Acquiring Fund are substantially similar because the Funds have the same investment objective and principal investment strategies.

Each risk noted below is considered a principal risk of investing in the particular Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully. There are various circumstances which could prevent a Fund from achieving its investment objective. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. It is important to read the provided risk disclosures in their entirety.

RISKS	Target Dividend Fund	Acquiring Dividend Fund	Target International Fund	Acquiring International Fund
Active Management Risk	X	X	X	X
ADRs and GDRs Risk	X	X	X	X
Cyber Security Risk	X	X	X	X
Dividend Paying Risk	X	X	X	X
Early Close/Trading Halt Risk			X	X
Emerging Markets Risk			X	X
Equity Securities Risk	X	X	X	X
ETF Investment Risk	X	X	X	X
Foreign Exchanges Risk			X	X
Foreign Investment Risk			X	X
Limited History Risk			X	X
Market Capitalization Risk	X	X	X	X
Market Risk	X	X	X	X
Non-Diversification Risk			X	X
Tax Risk	X	X
Value Investing Risk	X	X	X	X

Target Dividend Fund	Acquiring Dividend Fund
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.	Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.
Depositary Receipts Risk. Depositary receipts, including ADRs, involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. Because the Underlying Shares trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, the Fund may experience premiums and discounts greater than those of funds without exposure to such Underlying Shares.	American Depositary Receipts Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.
Cyber Security Risk. Cyber security incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Target Dividend Fund	Acquiring Dividend Fund
Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, companies owned by the Fund that have historically paid a dividend may reduce or discontinue their dividends, thus reducing the yield of the Fund.	Dividend Paying Risk. While the Fund may hold stocks of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying companies involves the risk that such companies may fall out of favor with investors and underperform the market.
Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

Target Dividend Fund	Acquiring Dividend Fund

ETF Risks. The Fund is an ETF and, as a result of its structure, it is exposed to the following risks:

○ Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. Shares may trade at a material discount to NAV and possibly face delisting if either: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○ Costs of Buying or Selling Shares Risk. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○ Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○ Trading Risk. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Shares.

ETF Investment Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

○ Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

○ Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

○ Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

Target Dividend Fund	Acquiring Dividend Fund

Market Capitalization Risk.

○ Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore, subject to slower growth during times of economic expansion. Large-capitalization companies also may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○ Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

○Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Companies Risk. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

Target Dividend Fund	Acquiring Dividend Fund
Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions, and the threat of and/or actual imposition of tariffs by the U.S. and other countries. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Tax Risk. To qualify for the favorable tax treatment generally available to a regulated investment company (a “RIC”) within the meaning of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must satisfy, among other requirements described in the SAI, certain diversification requirements. Given the concentration of the Fund’s investments in a relatively small number of securities, it may not always be possible for the Fund to fully implement its investment strategy while satisfying these diversification requirements. The Fund’s efforts to pursue its investment strategy may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.	Tax Risk. The Fund intends to qualify annually to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must invest in assets which produce the types of income specified in the Code and the Treasury regulations (“Qualifying Income”) and satisfy certain diversification requirements. If the Fund were to fail to satisfy these tests, it would become subject to tax at regular corporate tax rates and would not be entitled to a dividends paid deduction.

Target Dividend Fund	Acquiring Dividend Fund
Value Investing Risk. Because the Fund may utilize a value style of investing, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the Adviser’s and Sub-Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is incorrect.	Value Investing Risk. Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Target International Fund	Acquiring International Fund
Active Management Risk. The ability of the Fund to meet its investment objective is directly related to the sub-adviser’s investment process, and there is no guarantee that the process will achieve the Fund’s objective. The portfolio manager’s reliance on the Fund’s strategy or the portfolio manager’s judgement about the attractiveness, value, and potential appreciation of an investment may prove to be incorrect. The portfolio manager’s assessment of the relative value of securities, their attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect or the portfolio manager may rely on ineffective investment techniques, analyses, and processes when assessing potential investments There can be no assurance that the securities selected by the sub-adviser will produce positive returns. As a result, you could lose money by investing in the Fund.	Active Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result.

Target International Fund	Acquiring International Fund
ADRs and GDRs Risk. Sponsored and unsponsored ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs, in sponsored form, are designed for use in U.S. securities markets. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees and provides financial information to the bank. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. One risk of investing in an ADR (sponsored or unsponsored) is the political risk of the home country. Instability in the home country increases the risk of investing in an ADR. Another risk is exchange rate risk. ADR and GDR shares track the shares in the home country. If a country’s currency is devalued, it will trickle down to the ADR. This can result in a significant loss, even if the company had been performing well. Another related risk is inflationary risk. Inflation is the rate at which the general level of prices for goods and services is rising and, subsequently, purchasing power is falling. Inflation can have a serious negative impact on business because the currency of a country with high inflation becomes less and less valuable each day.	American Depositary Receipts and Global Depositary Receipts Risk. Sponsored and unsponsored ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs, in sponsored form, are designed for use in U.S. securities markets. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees and provides financial information to the bank. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. One risk of investing in an ADR (sponsored or unsponsored) is the political risk of the home country. Instability in the home country increases the risk of investing in an ADR. Another risk is exchange rate risk. ADR and GDR shares track the shares in the home country. If a country’s currency is devalued, it will trickle down to the ADR. This can result in a significant loss, even if the company had been performing well. Another related risk is inflationary risk. Inflation is the rate at which the general level of prices for goods and services is rising and, subsequently, purchasing power is falling. Inflation can have a serious negative impact on business because the currency of a country with high inflation becomes less and less valuable each day.
Cyber Security Risk. With the increased use of technologies and the dependence on computer systems to perform business and operational functions, funds (such as the Fund) and their service providers may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Cyber security incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the adviser, the sub-adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the adviser, the sub-adviser or the Fund’s other service providers, market makers, APs, the Fund’s 6 primary listing exchange or the issuers of securities in which such Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund also may incur substantial costs for cybersecurity risk management to prevent cyber incidents in the future. The Fund and its respective shareholders could be negatively impacted as a result.	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Target International Fund	Acquiring International Fund
Dividend Paying Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying companies involves the risk that such companies may fall out of favor with investors and underperform the market.	Dividend Paying Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. The Fund’s emphasis on dividend-paying companies involves the risk that such companies may fall out of favor with investors and underperform the market.

Target International Fund	Acquiring International Fund
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund or an Underlying Fund from buying or selling certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. Investments in emerging markets typically involves greater risks than investing in more developed markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. Therefore, the availability and reliability of information, particularly financial information, material to an investment decision in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries. As a result, security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of securities markets in emerging market countries and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.	Emerging Markets Risk. Investment in emerging market securities involves greater risk than that associated with investment in securities of issuers in developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available of an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited.

Target International Fund	Acquiring International Fund
Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.	Equity Securities Risk. The Fund may invest in, or have exposure to, equity securities. Equity securities tend to be more volatile than other investment choices, such as debt and money market instruments. The value of your investment may decrease in response to overall stock market movements or the value of individual securities.

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, is exposed to the following risks:

○ APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ETF Investment Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized Participants, Market Makers and Liquidity Providers Concentration Risk,” “Cash Transactions Risk,” “Secondary Market Trading Risk,” and “Shares May Trade at Prices Other Than NAV Risk.”

○ Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than the NAV when you buy Shares in the secondary market, and you may receive less (or more) than NAV when you sell those Shares in the secondary market. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Shares.

Target International Fund	Acquiring International Fund

○ Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy 7 or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and the spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○ Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○ Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and nonU.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

○ Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. These costs may decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the Fund had effected redemptions wholly on an in-kind basis.

○ Secondary Market Trading Risk. Although Shares are listed on a national securities exchange, Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. Trading may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in the Fund inadvisable. These may include: (a) the extent to which trading is not occurring in the securities and/or the financial instruments composing the Fund’s portfolio; or (b) whether other unusual conditions or circumstances detrimental to the maintenance of a fair and orderly market are present. During periods of market stress, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

○ Shares May Trade at Prices Other Than NAV Risk. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. There is a risk that market prices for Fund Shares will vary significantly from the Fund’s NAV.

Target International Fund	Acquiring International Fund
Foreign Exchanges Risk. Because some securities held by the Fund may trade on foreign exchanges that may be closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs. If events materially affecting the value of a security in the Fund’s portfolio occur after the close of trading on a foreign market, an investor who purchases shares of the Fund on the secondary market before the Fund prices its shares to reflect the fair value of the security may have purchased such shares at a premium or discount to NAV (depending on whether the events were positive).	Foreign Markets Risk. As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk. Certain foreign securities in which the Fund may invest may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s Shares. Additionally, foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit a Fund’s ability to buy and sell securities.
Foreign Investment Risk. Investing in companies domiciled in countries outside the U.S. may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards than those of U.S. markets. The potential departure of one or more other countries from the European Union could have significant political and financial consequences for global markets.	Foreign Investment Risk. International investing may be subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, less publicly available information, less stringent investor protections, and differences in taxation, auditing and other financial practices. The Fund may invest in securities of foreign issuers either directly or through depositary receipts. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Participatory notes (“P-notes”) are derivative instruments used by investors to take positions in certain foreign securities. P-notes present similar risks to investing directly in such securities and also expose investors to counterparty risk. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Target International Fund	Acquiring International Fund
Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.	New Fund Risk. The Fund is a newly organized, management investment company with limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.

Target International Fund	Acquiring International Fund

Market Capitalization Risk.

○ Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○ Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole, but they may also be nimbler and more responsive to new challenges than large-capitalization companies. Some mid-capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to large-capitalization companies.

Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Companies Risk. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

Target International Fund	Acquiring International Fund
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord, the wars between Russia-Ukraine, Israel-Hamas, and Israel-Hezbollah, or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. Investors may lose money. Although the Fund will invest in stocks the Adviser believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Target International Fund	Acquiring International Fund
Non-Diversification Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.	Non-Diversification Risk. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced. The value investing style may fall out of favor, which may result in periods of underperformance.	Value Investing Risk. Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Comparison of Key Features of the Funds

Purchase, Exchange, and Redemption Procedures

The Target Funds’ and the Acquiring Funds’ purchase, redemption, and dividend policies and procedures are similar. For more information, please see “ADDITIONAL COMPARISONS OF THE TARGET FUNDS AND ACQUIRING FUNDS – Pricing of Funds and Purchase and Redemption Procedures” in this Proxy Statement/Prospectus. See also Appendix C for a comparison of pricing, purchase, and redemption procedures.

Service Providers

TrueMark, the current investment adviser to the Target Funds, will not serve as the investment adviser to the Acquiring Funds. Opal, the current sub-adviser to the Target Funds, will serve as the investment adviser to the Acquiring Funds. Polen will serve as investment sub-adviser of the Acquiring Funds. For more information about Opal and Polen, please see the sections titled: “ADDITIONAL COMPARISONS OF THE ACQUIRED AND ACQUIRING FUNDS – Investment Management” in this Proxy Statement/Prospectus.

The Target Funds and Acquiring Funds currently have different service providers providing administration, fund accounting, transfer agency, compliance, legal and distribution services. For more information about the management of the Acquiring Fund and service providers to the Acquiring Fund, please see “ADDITIONAL COMPARISONS OF THE ACQUIRED AND ACQUIRING FUNDS – Service Providers” in this Proxy Statement/Prospectus.

PROPOSALS 1-2

INFORMATION ABOUT THE REORGANIZATIONS

Summary of the Reorganization Proposals

At the Special Meeting, the shareholders of the Target Funds will be asked to approve the Plan to reorganize the Target Funds into the Acquiring Funds. The Acquiring Funds will commence operations upon consummation of the Reorganizations. If the Plan is approved by the shareholders of the Target Funds and the Reorganizations are consummated, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund corresponding in class and equal in aggregate net asset value (“NAV”) to the NAV of the assets and liabilities transferred as of 4:00 p.m. Eastern Time, on the closing day (the “Closing Date”) of the Reorganization (the “Valuation Time”). Immediately thereafter, the Target Funds will distribute such Acquiring Funds shares to its shareholders by establishing accounts on the Acquiring Fund’s share records in the names of those shareholders representing the respective pro rata number of Acquiring Fund shares deliverable to them, in complete liquidation of the Target Fund. Each shareholder of a Target Fund will receive a number of shares of such Acquiring Fund corresponding in class and equal in aggregate NAV to such shareholder’s shares of the corresponding Target Fund held at the time of the Reorganization. The estimated cost of the solicitation of proxies in connection with the Reorganizations is $[●]. The expenses of the Reorganizations shall be borne by Opal.

The Plan may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Target Funds and the Acquiring Funds, notwithstanding approval of the Plan by each Target Fund’s shareholders, provided that no such amendment after such approval shall have a material adverse effect on such shareholders without their further approval. In addition, the Plan may be terminated and the Reorganizations abandoned at any time (whether before or after adoption by the shareholders of the Target Funds) prior to the Closing Date by the Target Board and the Acquiring Board, or by the Target Board or the Acquiring Board if, among other reasons, any condition of the other party’s obligations set forth in the Plan has not been fully met or waived by the applicable Board.

Description of each Acquiring Fund’s Shares

Each Acquiring Fund’s shares issued to the shareholders of the corresponding Target Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each Acquiring Fund’s shares will be sold and redeemed based upon the NAV per share of the relevant class of such Acquiring Fund next determined after receipt of the purchase or redemption request, as described in the Acquiring Funds’ Prospectus. For additional information about the rights of shareholders of the Acquiring Funds, see “INFORMATION ABOUT THE REORGANIZATIONS – Comparison of Shareholder Rights” in this Proxy Statement/Prospectus. The chart below indicates which Acquiring Fund share class you will receive in the Reorganization, depending on which Target Fund share class you currently own:

Target Fund	Acquiring Fund
Target Dividend Fund	Acquiring Dividend Fund
Target International Fund	Acquiring International Fund

Board Considerations Relating to the Proposed Reorganizations

[To be provided.]

Federal Income Tax Consequences

Since its inception, the Target Funds have each qualified as a “regulated investment company” (“RIC”) under the Code. Accordingly, the Target Funds believe they have been, and expect to continue to be, relieved of any federal income tax liability on their taxable income and gains distributed to shareholders.

As a nonwaivable condition of the Reorganizations, the Target Trust and Acquiring Trust, on behalf of their respective Funds, will receive an opinion from the Acquiring Trust’s counsel, Faegre Drinker Biddle & Reath LLP (based on certain facts, assumptions and representations and subject to certain qualifications) to the effect that:

●	the Reorganizations, for federal income tax purposes, will qualify as reorganizations within the meaning of Section 368(a)(1)(F) of the Code and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

●	neither the Target Funds, the Acquiring Funds, nor their shareholders will recognize any gain or loss for federal income tax purposes as a result of the Reorganizations;

●	the Acquiring Funds’ basis in each asset of the Target Funds will be the same as each Target Fund’s basis in that asset immediately before the Reorganization, and the Acquiring Funds’ holding period for each such asset will include the Target Funds’ holding period in that asset (except where Acquiring Funds’ investment activities have the effect of reducing or eliminating an asset’s holding period);

●	the aggregate tax basis of the Acquiring Funds shares received by each shareholder of each Target Fund in each Reorganization will be the same as the aggregate tax basis of the Target Fund’s shares exchanged by such shareholder in the Reorganization, provided the Target Funds Shareholder holds them as capital assets at the Closing Time;

●	the holding period for the Acquiring Funds shares received in the Reorganization will include the holding period of the Target Funds shares exchanged therefor (provided that each Target Fund’s share exchanged was held as a capital asset by the shareholder at the closing time of the Reorganization);

●	the taxable year of each Target Fund will not terminate as a result of the Reorganization; and

●	the Acquiring Fund in each Reorganization will generally succeed to the tax attributes of the corresponding Target Fund in the Reorganization (subject to applicable limitations on the use of such tax attributes).

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganizations. Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts were to determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the Acquiring Fund shares it received.

Shareholders of the Target Funds should consult their tax advisers regarding the tax consequences to them, if any, of the Reorganizations in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, shareholders of the Target Funds should also consult tax advisers as to state and local tax consequences, if any, to them of the Reorganizations.

By reason of the Reorganizations, each Acquiring Fund will succeed to and take into account any capital loss carryforwards of the corresponding Target Fund. The Reorganizations are not expected to result in limitations on the Acquiring Funds’ ability to use any capital loss carryforwards of the Target Funds.

Although the Target Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

Charter Documents

The Target Trust and Acquiring Trust are each a registered open-end management investment company. The Target Funds are each a series of the Target Trust, a Delaware statutory trust. The Acquiring Funds are each a series of the Acquiring Trust, a Delaware statutory trust. The Target Trust is governed by the Second Amended and Restated Declaration of Trust, dated September 26, 2022 and By-Laws (as they may be amended, modified or otherwise supplemented, collectively, the “Target Trust Governing Documents”). The Acquiring Trust is governed by the Amended and Restated Agreement and Declaration of Trust dated October 21, 2015 and By-Laws, dated August 29, 2014 (as it may be amended, modified or otherwise supplemented, collectively, the “Acquiring Trust Governing Documents”). The operations of the Target Funds and the Acquiring Funds are subject to state and federal law, including the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws. The following includes a summary of the material differences between the Target Trust Governing Documents and the Acquiring Trust Governing Documents. The following is only a summary of certain characteristics of the operations of the Target Trust Governing Documents and the Acquiring Trust Governing Documents and is not a complete description of those documents or of each state’s laws. Shareholders should refer to the provisions of the Target Trust Governing Documents and the Acquiring Trust Governing Documents and to state law directly for more complete information.

As a result of the Reorganizations, shareholders of each Target Fund will remain shareholder of a Delaware statutory trust. Many rights of shareholders of Delaware statutory trusts are summarized below:

●	Shareholder Liability: Delaware statutory trust law permits disclaimers of shareholder liability in the trust instrument, but does not eliminate liability by statute.

●	Voting Rights: Under the Delaware statutory trust structure, shareholder voting is limited to certain matters specified in the trust instrument, such as electing or removing trustees and approving advisory contracts.

●	Quorum and Voting Requirements: Under the Delaware statutory trust structure, one-third of shares entitled to vote constitutes a quorum, and shareholders may act by unanimous written consent, including by class or series.

●	Power to Amend Governing Documents: Under the Delaware statutory trust structure, trustees may amend the trust instrument without shareholder approval except in limited cases (e.g., affecting voting rights or as required by law).

●	Termination of Series: Under the Delaware statutory trust structure, liquidation of a series requires approval by a majority of the trustees and a majority of shareholders of the affected series, unless the trustees determine that continuation is not in the trust's best interest.

●	Mergers and Transfers of Assets: Under Delaware law, a merger or significant asset transfer involving a statutory trust with outstanding shares generally requires approval by both the trustees and the shareholders.

●	Indemnification and Liability of Board Members: The Delaware statutory trust structure permits indemnification of directors and officers to the fullest extent allowed by law. Under the Acquiring Trust’s Declaration of Trust, trustees are indemnified from any proceeding so long as they acted in good faith or had no reasonable cause to believe the conduct was unlawful.

●	Derivative Actions: Delaware law expressly permits beneficial owners of a statutory trust to bring a derivative action, providing statutory clarity and procedural certainty.

	Target Trust Governing Documents	Acquiring Trust Governing Documents
Form of Organization	Delaware Statutory Trust	Delaware Statutory Trust
Governing Body	The Target Funds are each a series of a Delaware statutory trust. The Trust is governed by the Delaware Statutory Trust Act, the Second Amended and Restated Declaration of Trust, and the Trust’s By-Laws, as amended.	The Acquiring Funds are each a series of a Delaware statutory trust. The Trust is governed by the Delaware Statutory Act, Amended and Restated Agreement and Declaration of Trust, and the Trust’s By-Laws, as amended.
Shareholder Liability

The Declaration of Trust disclaims shareholder liability and requires that notice of such disclaimer be given in each bond, contract or undertaking issued by or on behalf of the Trust or its Trustees.

Shareholders have the same extent of limited liability as shareholders of a private for-profit corporation incorporated in Delaware.

Delaware law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.

The Declaration of Trust disclaims shareholder liability.

Shareholders have the same extent of limited liability as shareholders of a private for-profit corporation incorporated in Delaware.

Delaware law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.

	Target Trust Governing Documents	Acquiring Trust Governing Documents
Voting Rights

Under the Declaration of Trust, shareholders of the Trust have the power to vote only for the following (each to the extent and as provided for in the Declaration of Trust): (a) the election and removal of Trustees; (b) with respect to any investment advisory or management contract; and (c) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, the By-Laws, or any registration statement of the Trust filed with the SEC or any State, and such other matters as the Target Board may consider necessary or desirable.

Delaware law provides that shareholders may remove any director or the entire board of directors, with or without cause.

Under the Declaration of Trust, shareholders of the Trust have the power to vote only for the following (each to the extent and as provided for in the Declaration of Trust): with respect to such additional matters relating to the Trust as may be required by the Declaration of Trust, the By-Laws, the 1940 Act, other applicable law or any registration statement of the Trust filed with the SEC, and such other matters as the Target Board may consider necessary or desirable.

Delaware law provides that shareholders may remove any director or the entire board of directors, with or without cause.

Shareholder Quorum; Adjournment; Required Vote	Generally, 33 1/3% of outstanding shares constitute a quorum and a majority vote decides any questions and a plurality shall elect a Trustee. Any lesser than 33 1/3% is sufficient for an adjournment.	Generally, 33 1/3% of outstanding shares constitute a quorum and a majority vote decides any questions and a plurality shall elect a Trustee.
Trustee Power to Amend Organizational Document

Generally, Trustees may amend the Declaration of Trust without shareholder approval, unless the amended impacts certain provisions of the Declaration of Trust including voting powers and amendments of the Declaration of Trust.

Delaware law provides that the Trust Instrument may be modified with the written consent of all trustees and beneficiaries of the statutory trust.

Trustees may amend the Declaration of Trust without shareholder approval to the extent it is permitted by the 1940 Act and the relevant listing exchange.

Delaware law provides that the Trust Instrument may be modified with the written consent of all trustees and beneficiaries of the statutory trust.

Termination of Series of Trust	The Declaration of Trust requires shareholders and the Trustees to approve the termination of a series of the Trust.	The Declaration of Trust permits the Trustees to terminate a class of shares with shareholder approval upon prior written notice to shareholders of a series, at any time there are no shares outstanding of such series, or upon dissolution of the Trust.

	Target Trust Governing Documents	Acquiring Trust Governing Documents
Merger, Consolidation or Transfer of Assets

To the extent permitted under the 1940 Act, the Trustees may without prior approval of shareholders, approve a merger.

Delaware law provides that a board of directors and stockholders must approve a merger if shares have been issued.

To the extent permitted under the 1940 Act, the Trustees may without prior approval of shareholders, approve a merger, subject to notice to shareholders.

Delaware law provides that a board of directors and stockholders must approve a merger if shares have been issued.

Liability and Indemnification of Board Members

The Declaration of Trust provides for indemnification by the Trust to the fullest extent permitted by law against liability and expenses reasonably incurred by a Trustee or officer in connection with any claim, action or suit, mediation, arbitration, or proceeding by virtue of being a Trustee or officer.

Delaware law provides that directors and officers can be indemnified.

Trustees will be indemnified from any proceeding so long as they acted in good faith or had no reasonable cause to believe the conduct was unlawful.

Delaware law provides that directors and officers can be indemnified.

Derivative Actions

The Declaration of Trust states that derivative actions must comply with Section 3816 of the Delaware Act.

A shareholder must meet share ownership percentage requirements and permit the Board to investigate the basis of any claims.

Delaware law provides that a beneficial owner of a statutory trust may bring a derivative action.

The Declaration of Trust states that derivative actions must comply with Section 3816 of the Delaware Act.

A shareholder must meet pre-suit demand requirements, share ownership percentage requirements and permit the Board to investigate the basis of any claims.

Delaware law provides that a beneficial owner of a statutory trust may bring a derivative action.

Pro Forma Capitalization

The following table sets forth the capitalization of each Target Fund as of March 31, 2026 and, on a pro forma basis, the capitalization of each Acquiring Fund as of March 31, 2026, assuming that each Reorganization has been completed. Pro forma capitalization information is provided for each Acquiring Fund, as such Fund will not have commenced operations prior to the Reorganizations. Each Target Fund will be the accounting survivor for financial statement purposes.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Dividend Fund	$[●]	$[●]	[●]
Acquiring Dividend Fund (Pro forma)	$[●]	$[●]	[●]
Target International Fund	$[●]	$[●]	[●]
Acquiring International Fund (Pro forma)	$[●]	$[●]	[●]

ADDITIONAL COMPARISONS OF THE ACQUIRED AND ACQUIRING FUNDS

Investment Restrictions

Each Acquiring Fund has adopted fundamental investment restrictions which are identical to each Target Fund’s fundamental investment restrictions. A Fund may not change any of its fundamental investment restrictions without a vote of its shareholders. A description of each Target Fund’s and Acquiring Fund’s investment restrictions is set forth in Appendix B.

Board Members

The management of the business and affairs of the Target Funds are the responsibility of the Target Board, which consists of two Independent Trustees and one Interested Trustee. The management of the business and affairs of the Acquiring Funds are the responsibility of the Acquiring Board, which has five Independent Directors and two Interested Trustees who are treated as an “interested persons” as that term is defined under the 1940 Act. Each of the Target Board and Acquiring Board selects the officers who are responsible for managing the day-to-day operations of the Target Trust and Acquiring Trust, respectively. The Acquiring Board will oversee the Acquiring Funds. For more information about the Target Board, please refer to the Statements of Additional Information for the Target Funds dated April [●], 2026 for the Target Dividend Fund and February 27, 2026 for the Target International Fund, which is available upon request. For more information about the Acquiring Board, please refer to the SAI relating to this Proxy Statement/Prospectus, which is incorporated by reference into this Proxy Statement/Prospectus.

Investment Management. TrueMark serves as the investment adviser to the Target Funds and Opal will serve as the investment adviser to the Acquiring Funds. Opal serves as the investment sub-adviser to the Target Funds and Polen Capital Management LLC (“Polen”) will serve as the investment sub-adviser to the Acquiring Funds. TrueMark is located at 433 W Van Buren, Suite 1100-D, Chicago, Illinois 60607. TrueMark is controlled by the TrueMark Group LLC. Opal is located at 1900 Glades Road, Suite 500 Boca Raton, Florida 33431. Opal is controlled by Austin Graff. Polen is located at 1825 NW Corporate Blvd., Suite 300, Boca Raton, Florida 33431. Polen is controlled by Stanley C. Moss, Daniel Davidowitz, and Damon Ficklin.

Investment Advisory Fees

TrueMark has entered into investment advisory agreements relating to the Target Funds. Opal has entered into investment sub-advisory agreements relating to the Target Funds and investment advisory agreements relating to the Acquiring Funds. Polen has entered into investment sub-advisory agreements relating to the Acquiring Funds. The charts below show the investment advisory fees of the Target Funds and the Acquiring Funds. Pursuant to the investment advisory and management agreement between the Target Trust, on behalf of the Target Dividend Fund, and TrueMark, the Target Dividend Fund pays TrueMark an annual management fee of 0.65% based on the Target Dividend Fund’s average daily net assets. Similarly, pursuant to the investment advisory and management agreement between the Target Trust, on behalf of the Target International Fund and TrueMark, the Target International Fund pays TrueMark an annual management fee of 0.75% based on the Target International Fund’s average daily net assets.

Following the Reorganizations, the Acquiring Dividend Fund will pay Opal an annual management fee of 0.65%, and the Acquiring International Fund will pay Opal an annual management fee of 0.75%.

A discussion of the basis for the approval by the Acquiring Board of the Acquiring Funds’ investment advisory contract will be available in each Acquiring Fund’s first report to shareholders on Form N-CSR after the Closing Date.

For the past three fiscal years, or since inception, TrueMark earned the following investment advisory fees from each Target Fund:

Target Dividend Fund
Fiscal Year Ended	Advisory Fees Received
December 31, 2025	$1,138,686
December 31, 2024	$645,824
December 31, 2023	$433,554
Target International Fund
Fiscal Year Ended	Advisory Fees Received
October 31, 2025	$469,296

Service Providers

As outlined below, the Target Funds and Acquiring Funds have the same service provider providing audit services and different service providers providing, administration, fund accounting, transfer agency, distribution, compliance, custody and legal services. Below are the companies providing services to the Target Funds and Acquiring Funds.

Service Provider	Target Funds	Acquiring Funds
Administrator	Paralel Technologies LLC	U.S. Bank Global Fund Services
Accounting Agent	Paralel Technologies LLC	U.S. Bank Global Fund Services
Transfer Agent	State Street Bank and Trust	U.S. Bank Global Fund Services
Custodian	State Street Bank and Trust	U.S. Bank, N.A.
Distributor/Principal Underwriter	Paralel Distributors LLC	Quasar Distributors, LLC
Compliance Services	Paralel Technologies LLC	Vigilant Compliance, LLC
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.
Fund Counsel	Thompson Hine LLP	Faegre Drinker Biddle & Reath LLP

Purchase and Sale of Shares

Shares of the Acquiring Funds are intended to be listed on a national securities exchange, the NYSE Arca, Inc. (an “Exchange”) for the Acquiring Dividend Fund and Cboe BZX Exchange, Inc. (an “Exchange”) for the Acquiring International Fund, and investors can only buy and sell shares through brokers or dealers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). The median bid-ask spread for each Fund’s most recent fiscal year cannot be provided because the Funds did not have a trading history to report trading information and related costs prior to the date of this Prospectus.

The Funds issue and redeem shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 10,000 Shares, though this may change from time to time. The Funds generally issue and redeem Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Funds (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is made through an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Funds’ investment adviser, or its affiliates may pay Intermediaries for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Funds, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Funds over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

For more information regarding the How to Buy and Sell Shares, Dividends, Distributions and Taxes, Distribution and Premium/Discount Information, see Appendix C.

VOTING INFORMATION

THE TARGET BOARD UNANIMOUSLY RECOMMENDS
A VOTE “FOR” THE REORGANIZATION PROPOSALS

Quorum and Voting

A quorum for the transaction of business at the Special Meeting is constituted by the presence in person or by proxy of holders of a majority of the outstanding shares of the applicable Target Fund. If a proxy is properly executed and returned accompanied by instructions to withhold authority, or is marked with an abstention, the shares represented thereby will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum for the transaction of business. Any number of shares less than a quorum present at the Special Meeting in person or by proxy shall be sufficient for an adjournment. Each shareholder shall have one vote for each share a held in such shareholder’s name as of the record date set forth in the notice of Special Meeting. All proxies will be filed with the Target Fund before or at the Special Meeting.

No such proxy shall be valid after eleven months from the date of its execution.

Broker “non-votes” (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be deemed not to be present in person or represented by proxy at the Special Meeting for purposes of determining a quorum.

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the proposal are not received, the persons named as proxies, or their substitutes, may propose and vote for one or more adjournments of the Special Meeting to permit the further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies which they are entitled to vote FOR the proposal in favor of such adjournments. The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting or any adjournments or postponements thereof.

Approval of the Reorganizations will require the affirmative vote of a “majority of the outstanding voting securities” of the applicable Target Fund within the meaning of the 1940 Act. This means the lesser of: (1) 67% or more of the Target Fund shares present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding Target Fund shares are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Target Fund.

Shareholders of record at the close of business on May 11, 2026 are entitled to attend the Special Meeting. Eligible shareholders who intend to attend the Special Meeting in person will need to bring proof of share ownership, such as a shareholder statement or a letter from a custodian or broker-dealer confirming ownership, as of [●], 2026, and a valid picture identification, such as a driver’s license or passport, for admission to the Special Meeting. Shareholders without proof of ownership and identification will not be admitted.

Shareholders Entitled to Vote

Only shareholders of record on the Record Date are entitled to receive notice of and to vote at the Special Meeting or at any adjournment or postponement thereof. Each share of each Target Fund held as of the close of business on the Record Date is entitled to one vote. The total number of shares of each class of each Target Fund outstanding are entitled, as of the Record Date, are set forth below.

Target Fund	Investor Shares
Shares Outstanding/Total Votes to which Entitled Target Dividend Fund	[●]
Shares Outstanding/Total Votes to which Entitled Target International Fund	[●]

Method and Cost of Solicitation

Each Target Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include facsimile, internet or oral communications by certain employees of EQ Fund Solutions, [who will not be paid for these services]. Opal will bear the costs of the Special Meeting, including legal costs and the cost of the solicitation of proxies.

Security Ownership of Certain Beneficial Owners and Management

As of the Record Date, the officers and Trustees of the Target Trust, as a group, beneficially owned [less than 1%] of the outstanding shares with respect to any Target Fund. As of the Record Date, the Acquiring Funds had no shares outstanding.

As of March 31, 2026, to the knowledge of the Trustees and management of the Trust, other than as set forth below, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any Target Fund. Shareholders indicated below holding greater than 25% of the outstanding shares of a Target Fund may be “controlling persons” with respect to such Target Fund under the 1940 Act. Persons controlling a Target Fund can determine the outcome of any proposal submitted to the shareholders for approval.

TARGET FUNDS – CONTROL PERSONS

Principal Shareholders - TARGET DIVIDEND FUND Name and Address	% of Shares	Type of Ownership
[●]	[●]%	[Record]
[●]	[●]%	[Record]

Principal Shareholders – TARGET INTERNATIONAL FUND Name and Address	% of Shares	Type of Ownership
[●]	[●]%	[Record]
[●]	[●]%	[Record]

Interest of Certain Persons in the Transaction

Opal may be deemed to have an interest in the Reorganizations because it will continue to provide advisory services to each Acquiring Fund if a Reorganization is approved and will receive compensation for such services. To the extent that Opal or its affiliates owns shares of a Target Fund, each will vote those shares either “FOR” or “AGAINST” the proposals or as an abstention, in the same proportion as the votes received from other shareholders of the applicable Target Fund.

FURTHER INFORMATION ABOUT TARGET FUNDS AND ACQUIRING FUNDS

More information about each Target Fund and each Acquiring Fund is included in: (i) Each Target Fund’s Prospectus dated April [●], 2026 for the Target Dividend Income Fund and February 27, 2026 for the Target International Fund; (ii) Each Target Fund’s SAI dated April [●], 2026 for the Target Dividend Income Fund and February 27, 2026 for the Target International Fund; and (iii) the SAI dated April [●], 2026 (relating to this Proxy Statement/Prospectus). You may request free copies of each Target Fund’s Prospectus or SAI (including any supplements) by calling [●] or by visiting the Target Funds’ website at www.true-shares.com.

You may request free copies of this Proxy Statement/Prospectus or the SAI by calling [●]. This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Trust with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to each Acquiring Fund and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC. Each Target Fund and each Acquiring Fund also file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be viewed and copied by visiting the EDGAR Database on the SEC’s website at www.sec.gov. You may also get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Other Business

The Target Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Special Meeting, the Target Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Meetings and Proposals

None of the Target Funds is required or intends to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, each Target Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If a Reorganization with respect to a Target Fund is not completed, the next meeting of the shareholders of such Target Fund will be held at such time as the Target Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Target Trust at its office at a reasonable time before the Target Trust begins to print and mail its proxy statement, as determined by the Target Board, to be included in a Target Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

Legal Matters

Certain legal matters concerning the tax consequences of the Reorganizations will be passed upon by Faegre Drinker Biddle & Reath LLP.

Independent Registered Public Accounting Firm

The financial statements of the Target Dividend Fund for the year ended December 31, 2025 and the Target International Fund for the year ended October 31, 2025, contained in each Target Fund’s Annual Form N-CSR, have been audited by Cohen & Company, Ltd., independent registered public accounting firm. None of the Acquiring Funds have a financial history.

APPENDIX A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [●] day of [●], 2026 by and among: (i) Elevation Series Trust (the “Target Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund,” and collectively, the “Target Funds”); and (ii) The RBB Fund Trust (the “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund,” and collectively, the “Acquiring Funds”). Opal Capital LLC (“Opal”) joins this Agreement solely for purposes of Section 9.2. The persons mentioned in this paragraph may be referred to as the parties to this Agreement.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets (as such term is defined in Section 1.2(b)) of the corresponding Target Fund attributable to its shares in exchange for shares of the Acquiring Fund of equal value to the Net Assets (as such term is defined in Section 1.2(c)) of the Target Fund being acquired and the assumption of the Liabilities (as such term is defined in Section 1.2(c)), and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Following its liquidation, each Target Fund will be dissolved. Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares (as hereinafter defined) prior to the applicable Reorganization, pursuant to Section 4.2(q)) or liabilities, created for the purpose of acquiring the Assets and assuming the Liabilities of the corresponding Target Fund;

WHEREAS, the board of trustees of the Target Entity and Acquiring Entity, in each case, including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)), (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its applicable Fund's behalf of all necessary action of the applicable board, and (3) has determined that participation in the applicable Reorganization is in the best interests of each Fund that is a series thereof and, in the case of each Target Fund, that the interests of the shareholders thereof will not be diluted as a result of the applicable Reorganization.

WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end, registered investment company of the management type and a regulated investment company within the meaning of Code Section 851 et seq. of Subchapter M of Subtitle A, Chapter 1 of the United States Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization, within the meaning of U.S. Department of Treasury Regulations (the “Regulations”) Section 1.368-2(g), with respect to each Reorganization within the meaning of Section 368(a)(1)(F) of the Code and each Target Fund and each Acquiring Fund are each intended to be a party to a reorganization within the meaning of Section 368(b) of the Code.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1 It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any Reorganization should fail to be consummated, such failure shall not affect the other Reorganization in any way.

1.2 Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the other corresponding party, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganizations, the parties to which are set forth in Exhibit A:

(a) The applicable Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the corresponding Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Funds for distribution to the shareholders of the Target Funds the number of Acquiring Fund shares, all as determined in the manner set forth in Section 2.

(b) The assets of each Target Fund to be transferred to the corresponding Acquiring Fund shall consist of all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Target Fund that are shown as an asset on the books and records of the Target Fund as of the Closing Time (collectively, the “Assets”). The Assets of each Target Fund shall be delivered to the corresponding Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Fund Assets and except for statutory liens for Taxes not yet due and payable), and there shall be no restrictions on the full transfer thereof (except for those imposed by federal or state securities laws).

(c) Each Acquiring Fund shall assume and pay when due all obligations and liabilities of the corresponding Target Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (except that certain expenses of the Reorganization contemplated hereby to be paid by the persons as provided in Section 9.2 hereof shall not be assumed or paid by the Acquiring Fund) (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Fund. Each Target Fund will use its reasonable best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent permissible and consistent with its own investment objectives and policies. The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, each Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the corresponding Acquiring Fund received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis, and, without further notice, the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by the Target Entity Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable be completely liquidated and dissolved as permitted by the Target Entity Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of each Target Fund will be accomplished by the transfer of the corresponding Acquiring Fund’s shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of each Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date.

(e) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of a Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the corresponding Acquiring Fund’s shares are to be issued and transferred.

(f) Ownership of each Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(g) Immediately after the Closing Time, the share transfer books relating to each Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of each Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) which shall reflect the declaration of any dividends, on the Closing Date (the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Valuation Date, each Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the corresponding Acquiring Fund by 7:00 p.m. (Eastern Time) on the Valuation Date, or as soon as practicable thereafter.

(b) The net asset value per share of each Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding Target Fund as of the close of business on the Valuation Date.

(c) The number of Acquiring Fund shares issued in exchange for each Target Fund’s Net Assets shall equal the number of shares of the Target Fund outstanding as of the Valuation Date. All Acquiring Fund shares delivered to a Target Fund shareholder will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by each Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the corresponding Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

(e) The Target Entity and the Acquiring Entity agree to use all commercially reasonable efforts to resolve, prior to the Closing Date, any material pricing differences between the prices of Assets determined in accordance with the valuation procedures of each Target Fund and those determined in accordance with the valuation procedures of the corresponding Acquiring Fund. All computations of value shall be subject to confirmation by each Entity’s respective independent registered public accounting firm upon reasonable request of a Fund.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on or about July 10, 2026, or such other date as the authorized officers of the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern Time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree. In respect of each Reorganization, the applicable Target Fund shall notify the corresponding Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least five (5) business days prior to the Closing Date.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument, shall be transferred and delivered by the Target Fund as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund’s custodian (the “Target Fund Custodian”) to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of the Target Fund Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Fund Custodian to the corresponding Acquiring Fund’s custodian. Any cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section 3.2 because any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section 3.2 with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information within its possession to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(c) At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(d) In the event that on the Valuation Date or the Closing Date of the Reorganization (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the board of trustees of the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. The Target Entity, on behalf of itself or, where applicable for each Target Fund, represents and warrants to the Acquiring Entity and the corresponding Acquiring Fund as follows:

(a) The Target Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under the Target Entity’s declaration of trust and bylaws, as applicable (as amended or restated from time to time, “Target Entity Governing Documents”), to own all of its assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. Each Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”) are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Entity, on behalf of the Target Fund, of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as applicable and required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement, except that such transactions will require approval of the Target Fund Shareholders;

(d) The current prospectus, statement of additional information and shareholder reports of the Target Fund prior to the date of this Agreement, conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with, and since inception or during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, blue sky laws and all other applicable federal and state laws or regulations, in each case as applicable to the Target Fund. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement, or to the extent the Target Fund was not in existence three (3) years prior to the date of this Agreement, since inception, was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with the Target Fund’s policies and procedures that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund and to the best of the Target Fund’s knowledge after reasonable inquiry, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other material commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and Target Entity, without any special investigation or inquiry, know of no facts that would reasonably be expected to form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund is not in violation of, and has not violated within the past three (3) years, any applicable law or regulation except as would not reasonably be expected to materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. In addition, to the knowledge of the Target Entity, the Target Fund is not under investigation with respect to, nor has the Target Fund been threatened to be charged with or given notice of any violation of, any applicable law or regulation. The Target Fund (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iv) has not entered into any amendment of the Target Entity Governing Documents that has not been disclosed to the Acquiring Fund; (v) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than any liens for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year, for which a Form N-CSR has been filed, have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities, shall not constitute a material adverse change;

(l) On the Closing Date, all Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any properly and timely filed extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Target Fund is in compliance in all material respects with applicable Regulations pertaining to the reporting of distributions on, and redemptions of, its shares of beneficial interest (or, in the case of reporting organizational actions affecting the basis of securities, timely posted in an area of a public website dedicated to this purpose), and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership for federal income tax purposes, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (the “IRS”) or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of Title A, Chapter 1, of the Code (“Subchapter M”), and (iii) is a “fund” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since it was first classified as a corporation that has ended prior to the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund expects to satisfy the requirements of Part I of Subchapter M to maintain qualification for treatment as a regulated investment company for the taxable year that includes the Closing Date. The Target Fund does not expect that the consummation of the transactions contemplated by this Agreement will cause it to fail to qualify as a regulated investment company as of the Closing Date or as of the end of its taxable year that includes the Closing Date. The Target Fund has not at any time since its inception had any material tax liability under Sections 852 or 4982 of the Code that has not been timely paid. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M (or the corresponding provisions of prior law) did not apply to the Target Fund. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(n) The Target Fund has not changed its taxable year end since inception and it does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the IRS or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes (other than statutory liens for Taxes not yet due and payable) existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(p) The Target Fund has no actual liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the principal purpose of which do not relate to Taxes);

(q) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and blue sky laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent for a Target Fund (the “Target Fund Transfer Agent”), on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(r) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the trustees of the Target Entity, on behalf of the Target Fund, and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(s) The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complied in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto at the time such information was used for such purposes;

(t) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund that is reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the joint special meeting of the Target Fund’s shareholders (the “Special Meeting”) to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(u) The books and records of the Target Fund, including, but not limited to, FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements, are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(v) The Target Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund;

(w) The Target Entity has adopted and implemented written policies and procedures related to insider trading and a code of ethics that are reasonably designed to comply with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(x) The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of the Target Fund’s business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(y) The Target Entity and the Target Fund are not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although either may have claims against certain debtors in such a Title 11 or similar case; and

(z) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. The Acquiring Entity, on behalf of itself or, where applicable for each Acquiring Fund, represents and warrants to the Target Entity and the Target Fund as follows:

(a) The Acquiring Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquiring Entity’s declaration of trust and bylaws, as applicable (as amended and restated from time to time, “Acquiring Entity Governing Documents”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder. The Acquiring Fund is a duly established and designated separate series of the Acquiring Entity;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization, and the prospectus and statement of information of the Acquiring Fund that will be in effect on the Closing Date and that is included in the Acquiring Entity’s registration statement on Form N-1A, will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) The Acquiring Fund has not yet commenced operations. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(q)) or liabilities, formed for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Opal to secure any required initial shareholder approvals;

(h) As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i) The Acquiring Fund: (i) was formed for the purpose of the applicable Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership for federal income tax purposes, (iii) has not filed any income tax return, and intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, holds and has held no property other than de minimis seed capital that was intended to facilitate its organization (which shall be paid out in redemption of the Initial Shares prior to the applicable Reorganization, pursuant to Section 4.2(q)) and has never had tax attributes, (iv) intends to be eligible to compute its U.S. federal income Tax under Section 852 for the taxable year that includes the Closing Date, and (v) is, or will be as of the Closing Date, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year;

(j) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l) The Acquiring Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;

(m) The Acquiring Entity and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that are reasonably designed to comply with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although it may have claims against certain debtors in such a Title 11 or similar case;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Opal;

(p) There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;

(q) There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor (which shall be Opal) to vote on the investment advisory contract and other agreements and plans as may be required by the 1940 Act and to take whatever action may be required to take as the Acquiring Fund’s sole shareholder. The Initial Shares will be redeemed by the Acquiring Fund prior to the Closing for the price for which the Acquiring Fund shares were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest-bearing account; and

(r) As of the effective date of the N-14 Registration Statement, the date of the Special Meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to each Reorganization, the Target Entity, on behalf of the applicable Target Fund, and the Acquiring Entity, on behalf of the corresponding Acquiring Fund, represents and warrants as follows:

(a) The fair market value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be approximately equal to the fair market value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject; and

(c) Immediately following consummation of the Reorganization, other than shares of an Acquiring Fund issued to Opal representing de minimis assets related to the Acquiring Fund’s formation or maintenance of its legal status, (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same assets and will be subject to the same liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than regular, normal dividends) the Target Fund will make immediately preceding the Reorganization will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to each Reorganization:

(a) The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would reasonably be expected to result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a prospectus/proxy statement with respect to the proxy solicitation to the shareholders of the Target Fund of the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to Target Fund Shareholders appropriate disclosure with respect to the item.

(c) The Acquiring Entity shall file the N-14 Registration Statement with the Commission and use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable.

(d) The Target Entity, on behalf of each Target Fund, will call, convene and hold a meeting of shareholders of such Target Fund as soon as practicable, in accordance with applicable law and the Target Entity Governing Documents, for the purpose of approving this Agreement and the transactions contemplated herein as set forth in a prospectus/proxy statement, and for such other purposes as may be necessary or desirable. In the event that, for any Target Fund, insufficient votes are received from shareholders, the meeting may be adjourned as permitted under the Target Entity Governing Documents and applicable law, and as set forth in a prospectus/proxy statement in order to permit further solicitation of proxies.

(e) The Target Entity, on behalf of each Target Fund, agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to receipt of the prospectus/proxy statement, in sufficient time to comply with requirements of the 1934 Act, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary.

(f) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement will not be acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(g) The Target Entity will assist the Acquiring Fund in obtaining (i) such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and (ii) copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity.

(h) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered, all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, 1934 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) (i) A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent taxable year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code, shall be provided by the Target Entity on behalf of the Target Fund to the Acquiring Fund within sixty (60) days after the Closing Date. (ii) All FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund. (iii) A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Regulations Sections 1.6045A-1 and 1.6045B-1(a)) required by law to be filed by each corresponding Acquiring Fund after the Closing.

(o) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1)(F) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a)(1)(F) of the Code.

(p) The Target Entity, separately, on behalf of each Target Fund; and (ii) the Acquiring Entity, separately, on behalf of each Acquiring Fund, shall timely file or cause to be timely filed all Tax Returns required to be filed with respect to the Target Fund for tax periods ending on or before the Closing Date, and the Acquiring Entity shall timely file or cause to be timely filed all Tax Returns required to be filed with respect to the Target Fund and any Tax Returns required to be filed with respect to the Acquiring Fund for any period ending after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Target Entity’s election, the Target Entity’s waiver, of the following conditions:

(a) All representations and warranties of the Acquiring Entity and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(c) The Target Fund and the corresponding Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(d) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement; and

(e) The Target Entity shall have received on the Closing Date the opinion of Faegre Drinker Biddle & Reath LLP, counsel to the Acquiring Entity (“Acquiring Fund Counsel”) (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, and, with respect to the Acquiring Fund, has power under the Acquiring Entity Governing Documents to own all of its properties and assets, and to conduct its business as presently conducted as described in the N-14 Registration Statement;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The execution and delivery of this Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund. This Agreement has been duly executed and delivered by the Acquiring Entity, on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, Target Fund and Opal is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against the Acquiring Entity, on behalf of the Acquiring Fund in accordance with its terms, subject, as to enforcement, bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, to general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement by the Acquiring Entity, on behalf of the Acquiring Fund, did not, and the performance by the Acquiring Entity, on behalf of the Acquiring Fund, of its obligations hereunder will not (x) violate the Acquiring Entity Governing Documents or (y) breach in any material respect any provision of any agreement filed with the registration statement of the Acquiring Entity on Form N-1A to which the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the satisfaction, or at the Acquiring Entity’s election, the Acquiring Fund’s waiver, of the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(c) The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund set forth in Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(d) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(e) The Acquiring Entity shall have received on the Closing Date an opinion of counsel of Thompson Hine LLP, counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity), dated as of the Closing Date, covering the following points:

(i) The Target Entity is a statutory trust, validly existing and in good standing under the laws of the State of Delaware, and, with respect to the Target Fund, has power under the Target Entity Governing Documents to own all of its properties and assets, and to conduct its business as presently conducted as described in the N-14 Registration Statement;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act, is in full force and effect;

(iii) The execution and delivery of this Agreement has been duly authorized by the Target Entity on behalf of the Target Fund. This Agreement has been duly executed and delivered by the Target Entity, on behalf of the Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity, on behalf of the Target Fund, in accordance with its terms, subject, as to enforcement, bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, to general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement by the Target Entity, on behalf of the Target Fund, did not, and the performance by the Target Entity on behalf of the Target Fund, of its obligations hereunder will not (x) violate the Target Entity Governing Documents or (y) breach in any material respect any provision of any agreement filed with the registration statement of the Target Entity on Form N-1A to which the Target Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement not disclosed to the Acquiring Entity in accordance with the terms of the Agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees and shareholders of the Target Entity and the board of trustees of the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act;

8.5. With respect to each Reorganization, the Acquiring Entity and the Target Entity shall have received the opinion of Acquiring Fund Counsel dated as of the Closing Date and addressed to the Acquiring Entity and the Target Entity, in a form satisfactory to them, as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Acquiring Fund Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Acquiring Fund Counsel may treat as representations and warranties made to it, and in separate letters, if Acquiring Fund Counsel requests, addressed to it. The Tax Opinion shall be substantially to the effect that – based on the facts and assumptions stated therein and conditioned on those representations and warranties being true and complete at the Closing Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Acquiring Fund Counsel has not approved) – for federal income tax purposes:

(a) The transfer to the Acquiring Fund of the Assets of the Target Fund in exchange solely for Acquiring Fund shares and Acquiring Fund’s assumption of the Liabilities, followed by Target Fund’s distribution of such Acquiring Fund shares pro rata to the Target Fund Shareholders in exchange for their Target Fund shares, will qualify as a “reorganization” within the meaning of section 368(a)(1)(F) of the Code, and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

(b) Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund shares and its assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Fund shares;

(c) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund shares and Acquiring Fund’s assumption of the Liabilities, except for gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(d) Acquiring Fund’s basis in each Asset will be the same as Target Fund’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset will include Target Fund’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e) Each Target Fund Shareholder will recognize no gain or loss on the exchange of Target Fund shares solely for Acquiring Fund shares pursuant to the Reorganization;

(f) Each Target Fund Shareholder’s aggregate basis in the Acquiring Fund shares it receives in the Reorganization will be the same as the aggregate adjusted basis in the Target Fund shares surrendered by the Target Fund Shareholder in exchange for those Acquiring Fund shares, and the holding period for those Acquiring Fund shares will include, in each instance, the holding period for those Target Fund shares, provided the Target Fund Shareholder holds them as capital assets at the Closing Time; and

(g) The Reorganization will not result in the termination of Target Fund’s taxable year, and pursuant to Section 381 of the Code and Regulations thereunder, Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code, subject to the provisions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding the foregoing, the Tax Opinion may state that no opinion is expressed regarding (i) the federal income tax consequences of the payment of Reorganization Expenses by Opal, except in relation to the qualification of the transfer of the Target Fund’s Assets to Acquiring Fund as a reorganization under Section 368(a)(1)(F) of the Code and the accuracy of the opinions described in paragraphs (a) through (g) above, and (ii) any state, local or foreign tax consequences of the Reorganization;

Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.5.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Except as otherwise provided herein, with respect to each Reorganization, Opal or its affiliate will bear 100% of the expenses of the Target Fund and the Acquiring Fund that are solely and directly related to the Reorganization whether or not any Reorganization is consummated. Such costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any; terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination); preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein) and any supplements to the Target Fund’s current prospectus and statement of additional information; and legal fees, accounting fees, tail insurance and expenses of holding shareholders meetings. Opal agrees that the expenses payable by Opal in connection with any tail insurance obtained by the Target Entity pursuant to this Section 9.2 shall become due immediately upon request by the Target Entity, and payable by Opal within three business days of such request by the Target Entity. Any applicable transfer fees, stamp duty, brokerage commissions and other transaction costs relating to the (i) transfer of securities from the Target Fund to the Acquiring Fund at the time of the Reorganization and (ii) the sale and purchase of securities in those foreign markets that do not permit the in-kind transfer of securities shall be borne by the Target Fund. Notwithstanding the foregoing, expenses of each Reorganization will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either the appliable Target Fund or the corresponding Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code or otherwise result in the imposition of tax on either the Target Fund or the Acquiring Fund or on any of their shareholders, respectively. No cash or property other than Acquiring Fund Shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses, including expenses of the Reorganization. For avoidance of doubt, if a Reorganization is not consummated, Opal will bear full responsibility for payment of the expenses described in this Section 9.2 and any payments made by Opal in connection with any tail insurance obtained by the Target Entity pursuant to this Section 9.2 shall be non-refundable.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1. With respect to each Reorganization, the Acquiring Entity, out of the assets of the applicable Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, or covenants set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

11.2. With respect to each Reorganization, the Target Entity, out of the assets of the Target Fund, agrees to indemnify and hold harmless the Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

12.1. Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The covenants to be performed after the Closing shall survive the Closing. The representations, warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

13.	TERMINATION

13.1. In addition, this Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or all of the Reorganizations at any time prior to the Closing Date by: (i) resolution of either the board of trustees of the Acquiring Entity or the board of trustees of the Target Entity if circumstances should develop that, in the opinion of that board, make proceeding with the Agreement not in the best interests of the shareholders of an Acquiring Fund or a Target Fund, respectively; (ii) mutual agreement of the parties; (iii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before October 31, 2026, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iv) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.2. If any order of the Commission with respect to the Agreement shall be issued prior to the Closing that imposes any term or condition that is determined by action of the board of trustees of the Target Entity to be acceptable, such term or condition shall be binding as if it were a part of the Agreement without a vote or approval of the shareholders of the applicable Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund shares to be issued to a Target Fund, and such term or condition had not been included in the prospectus/proxy statement or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Agreement shall not be consummated and shall terminate unless the Target Entity promptly calls a Special Meeting of its shareholders at which such condition shall be submitted for approval.

13.3 The failure of a Target Fund to consummate its Reorganization shall not affect the consummation or validity of the Reorganization with respect to the other Target Fund, and the provisions of this Agreement shall be construed to effect this intent.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such amendment; provided, however, that following dissemination of the prospectus/proxy statement, no such amendment may have the effect of changing the provisions for determining the number of shares of the applicable Acquiring Fund to be issued to the shareholders of a Target Fund under this Agreement to the detriment of such shareholder without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Target Entity:

Elevation Series Trust

1700 Broadway, Suite 2100

Denver, Colorado 80290

Attention: General Counsel, Secretary

Email: legalnotice@paralel.com

With a copy (which shall not constitute notice) to:

Thompson Hine LLP

41 South high Street, Suite 1700

Columbus, Ohio 43215

Attention: JoAnn Strasser

Email: JoAnn.Strasser@thompsonhine.com

For the Acquiring Entity:

The RBB Fund Trust

615 East Michigan Street

Milwaukee, Wisconsin 53202-5207

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original. The execution and delivery of this Agreement may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.

16.5. The Target Entity is a Delaware statutory trust organized in series of which each Target Fund constitutes one such series. With respect to the Reorganization, the Target Entity is executing this Agreement on behalf of the Target Funds only. It is expressly agreed that there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to each Target Fund are enforceable against the assets of the Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of the Target Funds.

16.6. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Target Entity Governing Documents and Acquiring Entity Governing Documents. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

[Remainder of the page left blank]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Funds and Target Funds.

Elevation Series Trust, on behalf of its series identified on Exhibit A hereto			The RBB Fund Trust, on behalf of its series identified on Exhibit A hereto

By:			By:
	Name: Bradley J. Swenson			Name:	James G. Shaw
	Title:	President		Title:	Chief Operating Officer

Opal Capital LLC (for purposes of Section 9.2 only)

By:
Name:
Title:

EXHIBIT A TO THE FORM OF REORGANIZATION

CHART OF REORGANIZATIONS

Target Fund	Acquiring Fund
Polen Dividend Income ETF	Polen Dividend Income ETF
Polen International Dividend Income ETF	Polen International Dividend Income ETF

APPENDIX B
FUNDAMENTAL INVESTMENT POLICIES

The Target Funds and the Acquiring Funds have similar fundamental investment policies with some differences. Fundamental policies may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Fund affected (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Defined terms used herein but not defined shall have the meaning ascribed to them in the Proxy Statement/Prospectus.

The following restrictions are fundamental and may not be changed without a shareholder vote.

The Target Dividend Fund may not:

1.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.*

2.	With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.*

3.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

4.	Make loans, except to the extent permitted under the 1940 Act.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

7.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

*	For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective depositary receipt.

For purposes of determining industry concentration, if the Fund invests in affiliated or unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy. In addition, the Fund looks through a private activity municipal debt security whose principal and interest payments are derived principally from the assets and revenues of a non-governmental entity to determine the industry to which the investments should be allocated when determining the Fund’s compliance with its own concentration policy.

The Acquiring Dividend Fund may not:

1.	Borrow money, except as permitted under the 1940 Act;

2.	Issue senior securities, except as permitted under the 1940 Act;

3.	Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, as amended, and interpreted or modified by the regulatory authority having jurisdiction from time to time;

4.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investments trusts;

5.	Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

6.	Make loans, except to the extent permitted under the 1940 Act;

7.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

8.	The Acquiring Dividend Fund will not, with respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.*;

*	For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective depositary receipt.

For purposes of determining industry concentration, if a Fund invests in affiliated or unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy. In addition, a Fund looks through a private activity municipal debt security whose principal and interest payments are derived principally from the assets and revenues of a non-governmental entity to determine the industry to which the investments should be allocated when determining the Fund’s compliance with its own concentration policy.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

The following restrictions are non-fundamental and may be changed without a shareholder vote.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following non-fundamental restrictions, which may be changed without shareholder approval upon 60 days’ written notice to shareholders.

1.	Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in dividend paying equity securities, including common stocks and ADRs.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

The following restrictions are fundamental and may not be changed without a shareholder vote.

The Target International Fund may not:

1.	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

2.	Issue senior securities, except as permitted under the 1940 Act.

3.	Borrow money, except as permitted under the 1940 Act.

4.	Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

6.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.	Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

The Acquiring International Fund may not:

1.	Borrow money, except as permitted under the 1940 Act;

2.	Issue senior securities, except as permitted under the 1940 Act;

3.	Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, as amended, and interpreted or modified by the regulatory authority having jurisdiction from time to time;

4.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investments trusts;

5.	Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

6.	Make loans, except to the extent permitted under the 1940 Act;

7.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

For purposes of determining industry concentration, if a Fund invests in affiliated or unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy. In addition, a Fund looks through a private activity municipal debt security whose principal and interest payments are derived principally from the assets and revenues of a non-governmental entity to determine the industry to which the investments should be allocated when determining the Fund’s compliance with its own concentration policy.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

APPENDIX C
SHAREHOLDER POLICIES AND PROCEDURES

The RBB Fund Trust

The information below is extracted from the prospectus for the Acquiring Funds and discloses the Acquiring Funds’ policies and procedures related to how to buy and sell Acquiring Funds shares. All capitalized terms not otherwise defined herein shall have the meanings assigned to them in the prospectus.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems its Shares at NAV only in Creation Units. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors can only buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling a Fund’s Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The DTC or its nominee is the record owner of all outstanding Shares.

Investors owning a Fund’s Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Share Trading Prices on the Exchange

Trading prices of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares. To provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association, or other widely disseminated means, an updated “intraday indicative value” (“IIV”) for Shares as calculated by an information provider or market data vendor. The Funds are neither involved in nor responsible for any aspect of the calculation or dissemination of the IIVs and make no representation or warranty as to the accuracy of the IIVs. If the calculation of the IIV is based on the basket of Deposit Securities, such IIV may not represent the best possible valuation of a Fund’s portfolio because the basket of Deposit Securities does not necessarily reflect the precise composition of the current Fund portfolio at a particular point in time. The IIV should not be viewed as a “real-time” update of a Fund’s NAV because the IIV may not be calculated in the same manner as the NAV, which is computed only once a day, typically at the end of the business day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the Deposit Securities.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Funds, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains or losses. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Funds reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for a Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates by the Funds’ Valuation Designee (defined below) under guidelines established by the Board.

Fair Value Pricing

If market quotations are unavailable or deemed unreliable by the Funds’ administrator, in consultation with the Adviser, securities will be fair valued by the Adviser, as the Funds’ Valuation Designee (the “Valuation Designee”), in accordance with procedures adopted by the Board and under the Board’s ultimate supervision. Relying on prices supplied by pricing services or dealers or using fair valuation involves the risk that the values used by a Fund to price its investments may be higher or lower than the values used by other investment companies and investors to price the same investments. The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends, if any, quarterly, and distribute any net realized capital gains to its shareholders at least annually.

Dividend Reinvestment Service

Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of a Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

For taxable investors, distributions of a Fund’s taxable income or gain are taxable whether reinvested in Shares or received in cash.

Taxes

Each Fund intends to elect to be, and intends to qualify each year for treatment as, a RIC under Subchapter M of Subtitle A, Chapter 1, of the Code.

As with any investment, you should consider how your investment in Shares of a Fund will be taxed. The tax information in this Prospectus is provided as general information about certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Such tax information does not represent a detailed description of the U.S. federal income tax consequences to you in light of your particular circumstances, including if you are subject to special tax treatment. Except where otherwise indicated, the discussion relates to investors who are “United States persons” (within the meaning of the Code) holding Shares as capital assets for U.S. federal income tax purposes (generally, for investment). You should consult your own tax professional about the tax consequences of an investment in Shares of a Fund.

Unless your investment in Shares of a Fund is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when: (i) a Fund makes distributions; (ii) you sell your Shares listed on the Exchange; and (iii) you purchase or redeem Creation Units.

Taxes on Distributions

Each Fund intends to distribute, at least quarterly, substantially all of its net investment income and, at least annually, net capital gains income. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income (as discussed below). Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares of a Fund.

Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met by both the Fund and the shareholder. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of such Fund’s securities lending activities, if any. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by such Fund from U.S. corporations, provided holding period and other requirements are met by both such Fund and the shareholder. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, if any.

Income from U.S. treasury securities are generally exempt from state and local taxes. Distributions paid from any interest income and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash. Distributions paid from a Fund’s net long-term capital gains, if any, are taxable to you as long-term capital gains, regardless of how long you have held your Shares.

If a Fund were to retain any net capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the U.S. federal income tax paid by such Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of Shares owned by a shareholder of a Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder.

A Fund may make distributions that are treated as a return of capital. Such distributions are generally not taxable but will reduce the basis of your Shares. To the extent that the amount of any such distribution exceeds the basis of your Shares, however, the excess will be treated as gain from a sale of the Shares.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Funds.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains distributions and capital gains realized on the sale of Shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares of a Fund).

You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment. This adverse tax result is known as “buying into a dividend.”

Taxes When Shares are Sold

For federal income tax purposes, any gain or loss realized upon a sale of Shares of a Fund generally is treated as a capital gain or loss and as a long-term capital gain or loss if those Shares have been held for more than 12 months and as a short-term capital gain or loss if those Shares have been held for 12 months or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid or undistributed capital gains deemed paid with respect to such Shares of a Fund. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired (or the shareholder enters into a contract or option to acquire Shares of a Fund), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Shares. If disallowed, the loss will increase the basis of the Shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on and sales of Shares of a Fund held in an IRA (or other tax-qualified plan) will not be currently taxable unless it borrowed to acquire the Shares.

U.S. Tax Treatment of Foreign Shareholders

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends or returns of capital) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. For these purposes, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. federal withholding tax at the source if received directly by a foreign shareholder, and that satisfy certain other requirements.

Properly reported distributions by a Fund that are received by foreign shareholders are generally exempt from U.S. federal withholding tax when they (a) are paid by a Fund in respect of such Fund’s “qualified net interest income” (i.e., such Fund’s U.S. source interest income, subject to certain exceptions, reduced by expenses that are allocable to such income), or (b) are paid by a Fund in connection with such Fund’s “qualified short-term gains” (generally, the excess of such Fund’s net short-term capital gains over such Fund’s long-term capital losses for such tax year). However, depending on the circumstances, a Fund may report all, some or none of such Fund’s potentially eligible distributions as derived from such qualified net interest income or from such qualified short-term gains, and a portion of such distributions (e.g., distributions attributable to interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding.

If a Fund were to retain any net capital gain and designate the retained amount as undistributed capital gains in a notice to shareholders, foreign shareholders would be required to file a U.S. federal income tax return in order to claim refunds of their portion of the tax paid by such Fund on deemed capital gain distributions.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale of Shares of a Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on Capital Gain Dividends from such Fund.

However, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from that Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Each Fund is generally required to withhold 30% on certain payments to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in any of the Funds.

Backup Withholding

Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares of a Fund) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such backup withholding. A foreign investor can generally avoid such backup withholding by certifying his or her foreign status under penalties of perjury. The current backup withholding rate is 24%.

Taxes on Purchases and Redemptions of Creation Units

An AP who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the AP’s aggregate basis in the securities surrendered plus the amount of cash, if any, paid for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an AP upon a creation of Creation Units will be treated as capital gain or loss if the AP holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the AP for more than 12 months, and otherwise will be short-term capital gain or loss.

The Trust on behalf of each Fund has the right to reject an order for a purchase of Creation Units if the AP (or a group of APs) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares of a Fund and if, pursuant to Section 351 of the Code, any of the Funds would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to an AP (or group of APs) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares of a Fund, the AP (or group of APs) may not recognize gain or loss upon the exchange of securities for Creation Units.

An AP who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the AP’s basis in the Creation Units. Any gain or loss realized by an AP upon a redemption of Creation Units will be treated as capital gain or loss if the AP holds the Shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held by the AP for more than 12 months, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable AP of long-term capital gains with respect to the Creation Units (including any amounts credited to the AP as undistributed capital gains). However, any loss realized upon a redemption of Creation Units will be disallowed to the extent Shares of a Fund are acquired (or the AP enters into a contract or option to acquire Shares of a Fund), including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the redemption. If disallowed, the loss will be reflected in an increase to the basis of the Shares acquired.

A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. A Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind, which would generally not give rise to a taxable gain or loss for the Fund. As a result, a Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on a Fund’s distributions and sales of Shares of a Fund. Consult your personal tax advisor about the potential tax consequences of an investment in Shares of a Fund under all applicable tax laws. For more information, please see the section entitled “DIVIDENDS, DISTRIBUTIONS, AND TAXES” in the SAI.

DISTRIBUTION

The Distributor, Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Distribution and Service Plan

Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution and other fees for the sale and distribution of its shares. Because these fees would be paid out of each Fund’s assets on an on-going basis, over time these fees would increase the cost of your investment and may cost you more than paying other types of sales charges. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board approval. The maximum distribution fee is 0.25% of each Fund’s average net assets under the Plan. The Funds do not expect to pay any 12b-1 fees during the current and next fiscal years.

ADDITIONAL CONSIDERATIONS

Payments to Financial Intermediaries

The Adviser and Sub-Adviser, out of their own resources and without additional cost to the Funds or their shareholders, may pay intermediaries, including affiliates of the Adviser and Sub-Adviser, for the sale of Fund Shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be made to intermediaries for making Shares of a Fund available to their customers generally and in investment programs. The Adviser and Sub-Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the Adviser and/or Sub-Adviser believes may facilitate investment in the Funds.

The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of Shares of the Funds, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds and other ETFs.

Premium/Discount Information

Each Fund is new and therefore does not have any information regarding how often Shares are traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of a Fund. Once available, this information will be presented, free of charge, at www.pathfinderetf.com.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the transfer agent, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 of the Securities Act is only available with respect to transactions on an exchange.

Disclosure of Portfolio Holdings

Each Fund discloses its full portfolio holdings, as of the close of business the prior day, each day before the opening of trading on the Exchange at www.pathfinderetf.com. Recent information, including information regarding each Fund’s NAV, market price, premiums and discounts, and bid/ask spreads, is also available on the website at www.pathfinderetf.com. A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ SAI.

Additional Information

The Funds enter into contractual arrangements with various parties, including, among others, the Funds’ investment adviser and investment sub-adviser, who provide services to the Funds. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase Shares of a Fund. The Funds may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Shareholder Rights

The Trust Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”) requires shareholders bringing a derivative action on behalf of a Fund to first make a pre-suit demand and also to collectively hold at least 10% of the outstanding Shares of the Trust or at least 10% of the outstanding Shares of the series or class to which the demand relates and to undertake to reimburse the Trust for the expense of any counsel or advisors used when considering the merits of the demand in the event that the Board determines not to bring such action. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. In each case, these requirements do not apply to claims arising under the federal securities laws.

Duties of Trustees

The Trust Instrument provides that the Trustees are subject to the same fiduciary duties to which the directors of a Delaware corporation would be subject if (i) the Trust were a Delaware corporation, (ii) the Shareholders were shareholders of such Delaware corporation, and (iii) the Trustees were directors of such Delaware corporation, and that such modified duties are instead of any fiduciary duties to which the Trustees would otherwise be subject. Without limiting the generality of the foregoing, all actions and omissions of the Trustees are evaluated under the doctrine commonly referred to as the “business judgment rule,” as defined and developed under Delaware law, to the same extent that the same actions or omissions of directors of a Delaware corporation in a substantially similar circumstance would be evaluated under such doctrine. Notwithstanding the foregoing, the provisions of the Fund’s Amended and Restated Agreement and Declaration of Trust and its By-Laws, to the extent that they restrict or eliminate the duties (including fiduciary duties) and liabilities relating thereto of a Trustee otherwise applicable under the foregoing standard or otherwise existing at law or in equity, replace such other duties and liabilities of such Trustee. In addition, nothing in the Trust Instrument modifying, restricting or eliminating the duties or liabilities of Trustees shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

Elevation Series Trust

The information is extracted from the prospectus for the Target Funds and discloses the Target Funds’ policies and procedures related to purchasing, redeeming and exchanging Target Funds shares.

HOW TO BUY AND SELL SHARES

The Funds issue and redeem Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by each Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Funds, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Funds and the adviser reserve the right to reject any purchase order at any time.

Determination of NAV

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. Each NAV for a Fund is calculated by dividing the applicable Fund’s net assets by its Shares outstanding.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If the foregoing information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).

Fair Value Pricing

The adviser has been designated by the Board as the valuation designee for each Fund pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the adviser has adopted procedures and methodologies (which have been approved by the Board) to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de- listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market.

Generally, when fair valuing a security held by a Fund, the adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith by the adviser and in accordance with the adviser’s fair value methodologies. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that adviser’s fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the adviser may not be able to obtain the fair value assigned to the security upon the sale of such security.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker- dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds intend to pay out dividends monthly, if any, and distribute any net realized capital gains to its shareholders at least annually. Each Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund has elected and intends to qualify each year for treatment as a regulated investment company (a “RIC”) within the meaning of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Funds make distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (APs only).

Taxes on Distributions

The Funds intend to pay out dividends monthly, if any, and distribute any net realized capital gains to their shareholders at least annually. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Sales of assets held by a Fund for more than one year generally result in long- term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non- corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Funds as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Funds received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Under recently issued final Treasury Regulations, a RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Funds.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Funds before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Funds shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Funds is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The Funds (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.

The cost basis of Shares of the Funds acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any gain or loss realized upon a creation or redemption of Creation Units will be treated as capital or ordinary gain or loss, depending on the circumstances. Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.

Net Investment Income Tax

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

DISTRIBUTION

Paralel Distributors LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 1700 Broadway, Suite 1850, Denver, Colorado 80290.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website at True-shares.com.

OTHER INFORMATION AND ADDITIONAL NOTICES

Certain Conditions on Shareholder Legal Actions

Pursuant to the Trust’s primary governing document, the Second Amended and Restated Agreement and Declaration of Trust, shareholders wishing to pursue a derivative action (a suit brought by a shareholder on behalf of a Fund) are subject to various conditions including that: (i) the Trustees must have a reasonable amount of time to assess the complaining shareholders’ request for action, (ii) at least 10% of shareholders of the Fund must participate in the action (except with respect to claims arising under federal securities laws), and (iii) complaining shareholders must undertake to pay the expenses of advisers that the Trustees engage in consideration of whether to bring an action in the event the Trustees determine not to bring an action (except with respect to claims arising under federal securities laws).

In addition, shareholders wishing to pursue a derivative action (except with respect to claims arising under federal securities law) must bring the compliant all shareholder legal complaints must be brought in the courts of the Court of Chancery of the State of Delaware, or if such court does not have subject matter jurisdiction, any other court with appropriate subject matter jurisdiction in the State of Delaware. For non-federal securities laws claims, this requirement may be inconvenient for some shareholders and may cause such claims to be made in a less favorable forum than otherwise may have been made.

Additional Notices

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Neither the adviser nor the Funds make any representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.

APPENDIX D
FINANCIAL HIGHLIGHTS

The Acquiring Funds will adopt the financial statements of the Target Funds as the accounting survivor of the Reorganizations. The audited financial statements of the Target Funds are included in the Target Funds’ Annual Form N-CSR for the fiscal year ended December 31, 2025 for the Target Dividend Fund and October 31, 2025 for the Target International Fund, which are incorporated herein by reference.

The below financial highlights table is intended to help you understand the Target Funds’ financial performance since inception of each Target Fund. The information for the fiscal years ended December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024 and December 31, 2025 for the Target Dividend Fund, and October 31, 2024 and October 31, 2025 for the Target International Fund have been audited by Cohen & Company, Ltd., the Target Funds’ independent registered public accounting firm, whose report, along with the Target Funds’ financial statements, are included in the Target Funds’ annual Form N-CSR. Prior fiscal years were audited by the Target Funds’ prior independent registered public accounting firm. Further information about the Target Funds’ performance is contained in the annual and semi-annual Form N-CSR, which are available upon request.

Target Dividend Fund	Financial Highlights
For a share outstanding throughout the years presented

Target International Fund	Financial Highlights
For a share outstanding throughout the years presented

STATEMENT OF ADDITIONAL INFORMATION

to the Registration Statement on Form N-14 of The RBB Fund Trust on behalf of its series:

Polen Dividend Income ETF
Polen International Dividend Income ETF
Each a Series of The RBB Fund Trust

615 East Michigan Street
Milwaukee, Wisconsin 53202
609-731-6256

Dated May [●], 2026

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement and Prospectus dated May [●], 2026 (the “Proxy Statement/Prospectus”) relating specifically to the proposed Agreement and Plan of Reorganization (the “Plan”) to reorganize the Polen Dividend Income ETF (the “Target Dividend Fund”) and the Polen International Dividend Income ETF (the “Target International Fund”) (each, a “Target Fund” or “Fund” and collectively, the “Target Funds” or “Funds,” as context requires), each a series of Elevation Series Trust (the “Target Trust”), into a newly created series, Polen Dividend Income ETF (the “Acquiring Dividend Fund”) and Polen International Dividend Income ETF (the “Acquiring International Fund”) (each an “Acquiring Fund” or “Fund” and collectively, the “Acquiring Funds” or “Funds,” as context requires) of The RBB Fund Trust (the “Acquiring Trust”), respectively (each, a “Reorganization” and together, the “Reorganizations”).

Target Fund	Acquiring Fund
Polen Dividend Income ETF	Polen Dividend Income ETF
Polen International Dividend Income ETF	Polen International Dividend Income ETF

A copy of the Proxy Statement/Prospectus is available by calling toll-free at 1-855-828-9909.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganizations will occur in accordance with the terms of the Plan.

i

TABLE OF CONTENTS

GENERAL INFORMATION	1
INCORPORATION OF DOCUMENTS BY REFERENCE	1
SUPPLEMENTAL FINANCIAL INFORMATION	1
DESCRIPTION OF RBB AND THE ACQUIRING FUNDS	1
INVESTMENT OBJECTIVE, POLICIES, AND RISKS	2
FUNDAMENTAL INVESTMENT POLICIES/RESTRICTIONS	2
INVESTMENT STRATEGIES AND RISKS	4
DISCLOSURE OF PORTFOLIO HOLDINGS	21
MANAGEMENT OF RBB	22
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	35
INVESTMENT ADVISORY AND OTHER SERVICES	36
CODE OF ETHICS	37
PORTFOLIO MANAGERS	37
THE DISTRIBUTOR	39
PROXY VOTING PROCEDURES	39
COMPUTATION OF NET ASSET VALUE	39
PURCHASE AND REDEMPTION OF SHARES	40
TAX CONSIDERATIONS	40
PORTFOLIO TRANSACTIONS AND BROKERAGE	50
PORTFOLIO TURNOVER	52
OTHER INFORMATION ABOUT THE FUND	52
CUSTODIAN	52
COUNSEL	53
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	53
ADMINISTRATOR	53
TRANSFER AGENT	53
FINANCIAL STATEMENTS	54
APPENDIX A PROXY VOTING POLICIES AND PROCEDURES	A-1
APPENDIX B DESCRIPTION OF SECURITIES RATINGS	B-1

ii

GENERAL INFORMATION

This SAI relates to the proposed reorganization of the Target Funds, each a series of the Target Trust, into the corresponding newly-created series of the Acquiring Funds, each a series of the Acquiring Trust. The proposed Reorganizations involve (i) the sale of all of the assets of the Target Funds to the corresponding Acquiring Funds and the assumption of all of the liabilities of the Target Funds by the corresponding Acquiring Funds in exchange for shares of the Acquiring Funds (each a “Share” and collectively, the “Shares”); and (ii) the subsequent pro rata distribution of the shares of the Acquiring Funds to the corresponding Target Funds’ shareholders in complete liquidation of the Target Funds.

Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this SAI.

INCORPORATION OF DOCUMENTS BY REFERENCE

This SAI incorporates by reference the following documents:

1.	The Target Dividend Fund’s SAI dated April [●], 2026, as amended (Accession No. [●]); and

2.	The Target International Fund’s SAI dated February 27, 2026, as amended (Accession No. 0001999371-26-004622); and

3.	The audited financial statements and related report of the independent registered public accounting firm included in the Target Dividend Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2025, as amended (Accession No. 0001999371-26-005437).

4.	The audited financial statements and related report of the independent registered public accounting firm included in the Target International Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2025, as amended (Accession No. 0001999371-26-000168).

Information relating to the Acquiring Funds is not incorporated by reference into this SAI. Rather, a description of the Acquiring Trust and the Acquiring Funds is contained in this SAI.

SUPPLEMENTAL FINANCIAL INFORMATION

Supplemental financial information has not been prepared for the Reorganizations because the Target Funds are being reorganized into series with no assets and liabilities that will commence investment operations upon completion of the Reorganizations and continue the operation of the Target Funds. The Target Funds shall be the accounting survivors in their respective Reorganization, with the result that the Acquiring Funds will adopt the financial statements and financial history of the corresponding Target Funds upon consummation of the Reorganizations.

DESCRIPTION OF THE ACQUIRING TRUST AND THE ACQUIRING FUNDS

The Acquiring Trust is an open-end management investment company currently consisting of [●] separate portfolios. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and was organized as a Delaware statutory trust on August 29, 2014. This SAI pertains only to the shares of Polen Dividend Income ETF, a non-diversified portfolio and Polen International Dividend Income ETF, a diversified portfolio. Opal Capital LLC (the “Adviser”) serves as the investment adviser to the Acquiring Funds and Polen Capital Management, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Acquiring Funds.

1

It is currently contemplated that in the third quarter of 2026, each Target Fund, will reorganize into a corresponding Acquiring Fund of the Acquiring Trust as follows, and each Target Fund will be treated as a predecessor fund for performance and accounting purposes of the applicable Acquiring Fund:

Elevation Series Trust	The RBB Fund Trust
Polen Dividend Income ETF	Polen Dividend Income ETF
Polen International Dividend Income ETF	Polen International Dividend Income ETF

INVESTMENT OBJECTIVE, POLICIES, AND RISKS

The Acquiring Funds’ objectives and policies, except as otherwise stated, are not fundamental and may be changed without shareholder votes. The Acquiring Dividend Fund’s investment objective is capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index. The Acquiring International Fund’s investment objective is capital appreciation with lower volatility and a higher dividend yield compared to the MSCI ACWI ex USA High Dividend Yield Total Return Index. There can be no assurance that the Acquiring Funds will achieve their objectives.

The Proxy Statement/Prospectus discusses the investment objectives of the Acquiring Funds and the principal investment strategies to be employed to achieve the objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Acquiring Funds may invest, additional strategies that the Acquiring Funds may utilize, and certain risks associated with such investments and strategies. The Acquiring Funds expect to invest in a broad range of securities (subject to the Acquiring Funds’ principal investment strategies). The particular types of securities and the percentage of the Acquiring Funds’ assets invested in each type will vary depending on where the Adviser sees the most opportunities at the time of investment. Below under the heading “Investment Strategies and Risks” is a description of the different types of securities in which the Acquiring Funds may invest and certain of the risks relating to those securities.

FUNDAMENTAL INVESTMENT POLICIES/RESTRICTIONS

The Acquiring Funds have adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the outstanding shares or (ii) 67% or more of each Acquiring Fund’s shares present at a shareholder meeting if more than 50% of each Acquiring Fund’s outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed by the Acquiring Board without the approval of shareholders.

The Acquiring Funds may not:

1.	Borrow money, except as permitted under the 1940 Act;

2.	Issue senior securities, except as permitted under the 1940 Act;

3.	Purchase or sell commodities or commodity contracts, except as permitted by the 1940 Act, as amended, and interpreted or modified by the regulatory authority having jurisdiction from time to time;

4.	Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest: (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein; or (b) in real estate investments trusts;
2

5.	Act as an underwriter of securities within the meaning of the 1933 Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

6.	Make loans, except to the extent permitted under the 1940 Act;

7.	Invest 25% or more of its total assets, taken at market value at the time of each investment, in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and

8.	The Acquiring Dividend Fund will not, with respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or shares of investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.*

*	For purposes of this policy, the issuer of the underlying security will be deemed to be the issuer of any respective depositary receipt.

For purposes of determining industry concentration, if a Fund invests in affiliated or unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy. In addition, a Fund looks through a private activity municipal debt security whose principal and interest payments are derived principally from the assets and revenues of a non-governmental entity to determine the industry to which the investments should be allocated when determining the Fund’s compliance with its own concentration policy.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

The following restrictions are non-fundamental and may be changed without a shareholder vote.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds observe the following non-fundamental restrictions, which may be changed without shareholder approval upon 60 days’ written notice to shareholders.

1.	Under normal circumstances, at least 80% of the Acquiring Dividend Fund’s net assets (plus borrowings for investment purposes) will be invested in dividend paying equity securities, including common stocks and ADRs.

2.	Under normal circumstances, at least 80% of the Acquiring International Fund’s net assets (plus borrowings for investment purposes) will be invested in securities of dividend paying companies.
3

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.

INVESTMENT STRATEGIES AND RISKS

The following supplements the descriptions of the Acquiring Funds’ principal investment objectives and strategies as described in the Proxy Statement/Prospectus and also includes descriptions of certain types of investments that may be made by the Acquiring Funds but are not principal investment strategies.

Active Management Risk

The Adviser actively manages each Fund’s investments. Consequently, each Fund is subject to the risk that the investment techniques and risk analyses employed by the Adviser may not produce the desired results. This could cause each Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Adviser in connection with managing the Funds and may also adversely affect the ability of the Funds to achieve their investment goal.

American, European and Global Depositary Receipts

As part of its principal investment strategy, each Fund may invest in American Depository Receipts (“ADRs”). ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities including increased market, illiquidity, currency, political, information and other risks, and even where traded in U.S. dollars are subject to currency risk if the underlying security is traded in a foreign currency. GDRs, EDRs, and other similar instruments may be issued by a U.S. or non-U.S. entity and may be traded in other currencies. GDRs are tradable both in the United States and Europe and are designed for use throughout the world. EDRs are issued in bearer form and are designed for use in European securities markets.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

4

Cyber Security Risk

Each Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Funds, the Adviser, the Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its net asset value (“NAV”), cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. The use of artificial intelligence and machine learning could exacerbate these risks. While the Funds and their service providers have established information technology and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber security risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated. Furthermore, the Funds have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Funds, or the Adviser.

Dividend Paying Risk

While a Fund may hold stocks of companies that have historically paid a high dividend yield, those companies may reduce or discontinue their dividends, reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market. A Fund’s emphasis on dividend-paying companies involves the risk that such companies may fall out of favor with investors and underperform the market.

Early Close/Trading Halt Risk (only Acquiring International Fund)

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund or an underlying fund from buying or selling certain securities or financial instruments. In these circumstances, a Fund or an underlying fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging & Foreign Markets Risk (only Acquiring International Fund)

The Fund may invest in securities of issuers located in emerging markets. Securities in emerging markets are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market issuers than is available about issuers in the United States.

5

Emerging markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging markets may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund’s ability to value accurately its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Antiquated legal systems in certain emerging markets may have an adverse impact on the Fund’s investments. For example, while the potential liability of a shareholder in a U.S. corporation for acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging markets. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations, the legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S. and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging markets may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit an underlying fund’s investment in certain emerging countries and may increase the expenses of the underlying fund and, consequently, the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consent or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of an underlying fund. An underlying fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

Emerging countries may be subject to a substantially greater degree of economic, political and social instability than is the case in the United States and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which an underlying fund may invest and adversely affect the value of the Fund’s assets. The Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

6

The economies of emerging countries may differ unfavorably from the U.S. economy in growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports. An underlying fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Equity Securities

Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invests will cause the NAV of the Funds to fluctuate. The Funds purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

●	Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

●	Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

●	Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

●	Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Funds is called for redemption or conversion, the Funds could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
7

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

●	Small-Cap and Mid Cap Stocks. The Fund and underlying funds may invest in securities of companies with small- and mid-size capitalizations which tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large-cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of small-cap securities may occur.

Foreign Market Risk (only Acquiring International Fund)

A portion of the trades of the Fund may take place on markets or exchanges outside of the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures can be substantial. Participation in foreign futures involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Some foreign markets present additional risk, because they are not subject to the same degree of regulation as their U.S. counterparts. No U.S. regulatory agency or any domestic exchange regulates activities on any foreign boards of trade or exchanges (such as the execution, delivery and clearing of transactions) or has the power to compel enforcement of the rules of a foreign board of trade or exchange or of any applicable foreign laws. Similarly, the rights of market participants, in the event of the insolvency or bankruptcy of a foreign market or broker are also likely to be more limited than in the case of U.S. markets or brokers. As a result, in these markets, there is less legal and regulatory protection than that available domestically.

8

Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens, less public information and exposure to local economic declines and political instability. An adverse development with respect to any of these variables could reduce the profit or increase the loss earned on trades in the affected international markets. International trading activities are subject to foreign exchange risk.

Foreign Securities (only Acquiring International Fund)

 Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund may invest. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of securities due to settlement problems could result either in losses to an underlying investment company due to subsequent declines in value of the securities, or, if the underlying investment company has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States.

Settlement mechanics may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an underlying investment company is uninvested and no return is earned thereon. The inability of an underlying investment company to make intended security purchases due to settlement problems could cause the underlying investment company to miss attractive investment opportunities.

The Fund values its securities and other assets in U.S. dollars. As a result, if the Fund invests in securities denominated in foreign currencies, the NAV of the Fund’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund’s securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

If the Fund invests in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) or foreign branches of foreign banks, these investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. The Fund may also invest in debt securities issued or guaranteed by foreign governments, including Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations, but pay interest in U.S. dollars and are typically issued in the United States.

9

European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

Recently, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Israel, Hamas and other militant groups in the Middle East. The extent, duration and impact of these conflicts, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities and commodities. These impacts could negatively affect the Fund’s investments in securities and instruments that are economically tied to the applicable region, and include (but are not limited to) declines in value and reductions in liquidity. In addition, to the extent new sanctions are imposed or previously relaxed sanctions are reimposed (including with respect to countries undergoing transformation), complying with such restrictions may prevent the Fund from pursuing certain investments, cause delays or other impediments with respect to consummating such investments or divestments, require divestment or freezing of investments on unfavorable terms, render divestment of underperforming investments impracticable, negatively impact the Fund’s ability to achieve its investment objective, prevent the Fund from receiving payments otherwise due it, increase diligence and other similar costs to the Fund, render valuation of affected investments challenging, or require the Fund to consummate an investment on terms that are less advantageous than would be the case absent such restrictions. Any of these outcomes could adversely affect the Fund’s performance with respect to such investments, and thus the Fund’s performance as a whole.

Large-Capitalization Investing

Large capitalization companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. As a result, a Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

10

Market Risk

The market price of securities owned by any Fund may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Equity securities generally have greater price volatility than fixed-income securities.

Mid-Capitalization Investing

The value of securities of mid-cap companies may be more volatile than the value of securities of companies with larger capitalizations and also tend to be more adversely affected by issuer-specific events and political, market and economic developments than the securities of larger companies. Mid capitalization companies often have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. As a result, performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Additionally, mid-capitalization companies may have less market liquidity than larger capitalization companies, and they can be sensitive to changes in interest rates, borrowing costs and earnings.

New Fund Risk (only Acquiring International Fund)

Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification (only Acquiring International Fund)

To the extent that the Fund holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Fund, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares. Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Shares.

11

Value Investing

Each Fund invests in equity securities of companies that the Adviser believes are undervalued. Investments in a fund that purchases value-oriented stocks involves special risks. The Funds offer investors the opportunity to invest in a diversified portfolio of securities whose market prices may be well below the stocks’ intrinsic values at time of purchase.

The Adviser may be wrong in its assessment of a company’s value, and the stocks owned by a Fund may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause a Fund’s relative performance to suffer. There may be periods during which a Fund is unable to find securities that meet its value investment criteria. If a Fund is selling investments or experiencing net subscriptions during those periods, a Fund could have a significant cash position, which could adversely impact such Fund’s performance under certain market conditions and could make it more difficult for a Fund to achieve its investment objective.

Non-Principal Risk

Artificial Intelligence Risk

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of a Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

Borrowing

Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. A Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Funds’ portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Business Development Companies

The Funds may invest in shares of business development companies (“BDCs”), subject to the limitations set forth in the 1940 Act. A BDC is a closed-end investment company that elects to register as a BDC and invests in small- and medium-sized companies as well as distressed companies to help these firms grow in the initial stages of their development. As with any investment by a Fund in another investment company, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the BDC. Debt securities in which BDCs generally invest are unrated or below investment grade. Below investment grade debt securities are often referred to as “high yield” or “junk” bonds. Further, debt securities held by BDCs may be unsecured or secured with minimal, if any, collateral or cash flow coverage, making such asset-backed securities higher risk than typical asset-backed instruments. The revenues, income (or losses) and valuations of the companies can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss. As a result, investments in BDCs may expose the Fund to greater risk and cause it to experience higher volatility than it otherwise would. In addition to being difficult to value, privately placed securities in which BDCs may invest may also be thinly traded or illiquid. BDCs that invest in such securities accordingly may have difficulty liquidating them, including to provide liquidity to shareholders such as the Funds.

12

A Fund’s performance will be affected by both the BDCs in which it invests and the performance of the BDCs’ portfolio companies. Little public information generally exists about the portfolio companies in which BDCs may invest. Accordingly, the fair values of such companies’ securities often are not readily determinable. Although each BDC’s board of directors is responsible for determining the fair value of the BDC’s portfolio companies’ securities, uncertainty surrounding the determination may adversely affect the determination of the BDC’s NAV. This could cause a Fund’s investments in a BDC to be inaccurately valued, including overvalued. Investing in BDCs thus entails a risk that a fully informed evaluation of the BDC and its portfolio companies is not achievable.

BDCs often borrow funds to make investments. Such borrowings expose BDCs to the risks associated with interest rate fluctuations, which may have a material adverse impact on their ability to achieve their investment objectives and on their rate of return and performance. Such borrowings also expose a Fund to the risks of leverage. Leverage magnifies the potential loss on amounts invested and therefore increases the expected volatility and risk profile of the Funds. Leverage is generally considered a speculative investment technique. Certain BDCs may be incentivized by their management fee structure to engage in leverage, particularly where their management fees are paid on gross assets, including those acquired through the use of leverage. These management fee structures may dramatically increase the management fees paid by BDCs to their (usually external) managers, even though management fees generally paid by BDCs may already be higher than those charged by other registered investment companies.

Closed-End Funds

Typically, shares of a closed-end fund are bought and sold on an exchange. The risks of investing in a closed-end investment company typically reflect the risk of the types of securities in which the closed-end fund invests. Closed-end funds often leverage returns by issuing debt securities, auction rate preferred securities or reverse-repurchase agreements. A Fund may invest in debt securities issued by closed-end funds, subject to any quality or other standards applicable to the Fund’s investment in debt securities. If a Fund invests in shares issued by leveraged closed-end funds, it will face certain risks associated with leveraged investments. Investments in closed-end funds are subject to additional risks. For example, the price of the closed-end fund’s shares quoted on an exchange may not reflect the NAV of the securities held by the closed-end fund. The premium or discount that the share prices represent versus NAV may change over time based on a variety of factors, including supply of and demand for the closed-end fund’s shares, that are outside the closed-end fund’s control or unrelated to the value of the underlying portfolio securities. If a Fund invests in the closed-end fund to gain exposure to the closed-end fund’s investments, the lack of correlation between the performance of the closed-end fund’s investments and the closed-end fund’s share price may compromise or eliminate any such exposure.

Derivatives

The Funds may invest in derivative products to, among other things, obtain exposure to specific asset class sectors and seek to hedge against possible adverse impact of changes in stock market prices, currency exchange rates or interest rates in the market value of its securities or securities to be purchased. Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements) and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. With respect to reverse repurchase agreements or other similar financing transactions in particular, including certain tender option bonds, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the 1940 Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Funds have adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Funds may engage in derivative transactions could limit or prevent the Funds from using certain instruments. The use of derivatives is also subject to operational and legal risks. Operational risks generally refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks generally refer to risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

13

Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. As of the date of this SAI, each Fund is relying on the limited derivatives user exception.

Exchange-Traded Notes (“ETNs”)

The Funds may invest in ETNs. ETNs are debt securities that are traded on an exchange (e.g., the New York Stock Exchange) whose returns are linked to the performance of a particular market benchmark or strategy. If a Fund holds an ETN to maturity, the issuer of the ETN will pay the Fund a cash amount that is linked to the performance of the corresponding index during the period beginning on the inception date and ending at maturity, less investor fees. ETNs generally do not make periodic coupon payments or provide principal protection. An ETN that is tied to a specific benchmark or strategy may not produce returns that replicate exactly the performance of its corresponding benchmark or strategy.

ETNs are subject to credit risk, including the credit risk of the issuer. The value of an ETN may drop due to a downgrade in the issuer’s credit rating, even when the underlying benchmark or strategy remains unchanged. An ETN may trade at a premium or discount to its benchmark or strategy. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying assets. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund to sell ETN holdings may be limited by the availability of a secondary market. Some ETNs that use leverage may be relatively illiquid at times and, as a result, may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage.

Illiquid Investments

Pursuant to Rule 22e-4 (“Rule 22e-4” or the “Liquidity Rule”) under the 1940 Act, the Funds may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Funds are carrying the investments. To the extent an investment held by the Funds is deemed to be an illiquid investment or a less liquid investment, the Funds will be exposed to greater liquidity risk.

14

The Acquiring Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, the condition will be reported to the Board and, when required by the Liquidity Rule, to the SEC.

Investment Company Shares

The Funds may invest in shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds’ purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds’ expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

For hedging or other purposes, the Funds may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Investments by the Funds in other investment companies, including ETFs, will be subject to the limitations of the 1940 Act. Pursuant to Rule 12d1-4 and procedures approved by the Board, the Funds may invest in other investment companies beyond the limits contained in the 1940 Act, subject to certain conditions imposed by Rule 12d1-4 including limits on control and voting of Target Funds’ shares, evaluations and findings by investment advisers, funds’ investment agreements and limits on most three-tier fund structures.

Certain investment companies whose securities are purchased by the Funds may not be obligated to redeem such securities in an amount exceeding 1% of the investment company’s total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

Master Limited Partnerships

The Funds may invest in master limited partnerships (“MLPs”) to the extent consistent with its investment objective and strategies. MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for U.S. federal tax purposes. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax. Instead, an MLP’s income, gain, loss, deductions, and other tax items pass through to common unitholders. If tax were to be required to be paid by the MLP at the entity level, the value of the MLP interests held by a Fund would be expected to decrease. Additionally, if the Fund retains an investment in an MLP until the Fund’s basis in the MLP interest is reduced to zero, subsequent distributions from the MLP will generally be taxable at ordinary income rates to the extent of previously taken depreciation deductions.

15

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“MQD”). Common and general partner interests also accrue arrearages in distributions to the extent that the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD. However, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner that causes distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier at which it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures, and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

Money Market Securities

The Funds may invest its assets in money market instruments (the types of which are discussed below). Money market instruments include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix B to this SAI.

Non-U.S. Issuers Risk

The Funds may invest in securities of non-U.S. corporate issuers. Securities issued by non-U.S. issuers have different risks from securities issued by U.S. issuers. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, uncertainties of transnational litigation, and potential restrictions on the flow of international capital, including the possible seizure or nationalization of the securities issued by non-U.S. issuers held by the Funds. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Unfavorable political, economic or governmental developments in non-U.S. countries could affect the payment of a security’s principal and interest. Securities issued by non-U.S. issuers may also be less liquid than, and more difficult to value than, securities of U.S. issuers. In addition, the value of these securities may fluctuate due to changes in the exchange rate of the issuer’s local currency against the U.S. dollar.

16

Options

The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Funds may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Funds will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The Funds may trade put and call options on securities, securities indices and currencies, as the Adviser or applicable Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by a Fund’s investment limitations. See “Investment Limitations.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of a Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

The Funds may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, a Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

17

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, and mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent on management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity-level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code that could affect their tax status.

18

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, and as a result, the value of such investments will fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

The REIT investments of a Fund may not provide complete tax information to the Fund until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. Also, under current provisions of the Code, distributions attributable to operating income of REITs in which a Fund invests are not eligible for favorable tax treatment as long-term capital gains and will be taxable to you as ordinary income. A Fund may designate such distributions as “section 199A dividends” to the extent of the excess of the ordinary REIT dividends, other than capital gain dividends and portions of REIT dividends designated as qualified dividend income, that the Fund receives from a REIT for a taxable year over the Fund’s expenses allocable to such dividends. Section 199A dividends may be taxed to individuals and other non-corporate shareholders at a reduced effective federal income tax rate, provided you have satisfied a holding period requirement for the Fund’s shares and satisfied certain other conditions.

Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which the Funds acquire a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds’ right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds’ total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

19

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund’s agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements may be considered borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase and the interest received on the cash exchanged for the securities.

RIC Compliance Risk

Each Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code. To continue to qualify for federal income tax treatment as a RIC, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If for any taxable year the Fund fails to qualify for the special federal income tax treatment afforded to RICs, all of the Fund’s taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders) and its income available for distribution will be reduced. Under certain circumstances, the Fund could cure a failure to qualify as a RIC, but in order to do so, the Fund could incur significant Fund-level taxes and could be forced to dispose of certain assets.

Securities Lending

The Funds may lend its portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which the Adviser deems to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. A Fund may not make loans in excess of 331/3% of the value of its total assets. A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated or, to the extent consistent with the 1940 Act or the rules and SEC interpretations thereunder, affiliated third party for acting as the Funds’ securities lending agent.

By lending its securities, the Funds may increase their income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Funds do not have the right to vote loaned securities. The Funds may attempt to call loaned securities back to permit the exercise of voting rights if time and jurisdictional restrictions permit. There is no guarantee that all loans can be recalled.

20

Stock Index and Interest Rate Futures Transactions

An index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in a Fund’s portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, for example, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). However, if the market value of the portfolio were to increase, a Fund would lose money on the futures contracts. Stock index futures contracts are subject to the same risks as other futures contracts.

An interest rate future generally obligates a Fund to purchase or sell an amount of a specific debt security. Such purchase or sale will take place at a future date at a specific price established by the terms of the futures contract.

Temporary Defensive Positions

In anticipation of or in response to adverse market, economic, political or other conditions, each Fund may take temporary defensive positions (up to 100% of its assets) in cash, cash equivalents and all types of money market and short-term debt securities. If a Fund were to take a temporary defensive position, it may be unable to achieve its investment objective for a period of time.

U.S. Government Securities

The Funds may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, Ginnie Mae, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

21

From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. Government securities markets and ultimately the Fund.

●	U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

●	Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

●	U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

●	U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Acquiring Fund discloses its full portfolio holdings, as of the close of business the prior day, each day before the opening of trading on the applicable Exchange on the Funds’ website at [website].

22

MANAGEMENT OF THE ACQUIRING TRUST

The business and affairs of the Acquiring Trust are managed under the oversight of the Acquiring Board, subject to the laws of the State of Delaware and the Acquiring Trust’s organizational documents. The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Acquiring Trust’s service providers. The officers of the Acquiring Trust conduct and supervise the Acquiring Trust’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Acquiring Trust (as defined in the 1940 Act) are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Acquiring Trust are referred to as “Interested Trustees.” The Acquiring Board is currently composed of five Independent Trustees and two Interested Trustees. The Acquiring Board has selected Arnold M. Reichman, an Independent Trustee, to act as Chair. Mr. Reichman’s duties include presiding at meetings of the Acquiring Board and interfacing with management to address significant issues that may arise between regularly scheduled Acquiring Board and committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Trustees and the Acquiring Trust’s officers and legal counsel, as appropriate. The Chair may perform other functions as requested by the Acquiring Board from time to time.

The Acquiring Board meets as often as necessary to discharge its responsibilities. Currently, the Acquiring Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Acquiring Board also relies on professionals, such as the Acquiring Trust’s independent registered public accounting firms and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Acquiring Board has established seven standing committees — Audit, Contract, Executive, Nominating and Governance, Product Development, Regulatory Oversight, and Valuation Committees (each a “Committee” and together, the “Committees”). The Acquiring Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Acquiring Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Acquiring Board. For more information on the Committees, see the section entitled “Standing Committees.”

The Acquiring Board has also established an Advisory Board whose members are not “interested persons” of the Acquiring Trust (as defined in the 1940 Act) and who serve in a consultative capacity to the Acquiring Board, providing non-binding advice to the Acquiring Board regarding the oversight of the affairs of the Acquiring Trust (each, an “Advisory Board Member”). An Advisory Board Member participates in Acquiring Board discussions and reviews Acquiring Board materials relating to the Acquiring Funds, but is not a Trustee, has no power to vote on any matter presented to the Acquiring Board, and has no power to act on behalf of or otherwise bind the Acquiring Board, the Trustees or any Committee of the Acquiring Board. The Acquiring Board appointed Eugene Podsiadlo as an Advisory Board Member effective October 1, 2025.

The Acquiring Board has determined that the Acquiring Trust’s leadership structure is appropriate because it allows the Acquiring Board to effectively perform its oversight responsibilities.

23

Trustees, Advisory Board Members, and Executive Officers

The Trustees, Advisory Board Members, and executive officers of the Acquiring Trust, their ages, business addresses and principal occupations during the past five years are set forth in this section.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Gregory P. Chandler 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1966	Trustee	June 2021 to present	Since 2025, Financial consultant; from 2020-2025, Chief Financial Officer, HC Parent Corp (life sciences consulting services).	[●]	FS Specialty Lending Corp (previously Energy and Power Fund) (registered investment company); Wilmington Funds (10 portfolios) (registered investment company).
Lisa A. Dolly 615 East Michigan Street, Milwaukee, WI, 53202 Year of Birth: 1966	Trustee	October 2021 to present	Independent Trustee.	[●]	Allfunds Group PLC (United Kingdom wealthtech and fund distribution provider); Securities Industry and Financial Markets Association (trade association for broker dealers, investment banks and asset managers); Hightower Advisors (wealth management firm); Cohen & Steers, Inc. (global investment manager).

24

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Nicholas A. Giordano 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1943	Trustee	June 2021 to present	Since 1997, Consultant, financial services organizations.	[●]	None.
Arnold M. Reichman 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1948	Chair and Trustee	June 2021 to present	Retired.	[●]	None.
Martha A. Tirinnanzi 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Trustee	January 2024 to present	Since 2014, Instructor, The Institute for Financial Markets; from 2013-2023, President and Chief Executive Officer, Financial Standards, Inc. (consulting firm); from 2020-2022, Adjunct Professor of Finance and Accounting, The Catholic University of America’s Busch School of Business.	[●]	Intercontinental Exchange, Inc. (“ICE”) (financial services company and operator of global exchanges and clearinghouses); ICE Mortgage Services, LLC (a subsidiary of ICE); ICE Mortgage Technology, Inc. (a subsidiary of ICE).
INTERESTED TRUSTEES[2]
Robert Sablowsky 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1938	Vice Chair and Trustee	June 2021 to present	Since 2002, Senior Director - Investments and, prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	[●]	None

25

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Brian T. Shea 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Trustee	June 2021 to present	Independent Director.	[●]	Ameriprise Financial, Inc. (financial services company);Barclays PLC, Barclays Bank PLC and Barclays Execution Services Limited (financial services companies).
DISINTERESTED ADVISORY BOARD MEMBERS(3)
Eugene Podsiadlo 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1957	Advisory Board Member	October 2025 to present	Since 2023, Senior Advisor and Limited Partner, AI Capital, LLC; since 2020, Senior Advisor and Industry Council Member, Cross Creek Advisors; from February-June 2023, Executive Vice President of Clearbrook, LLC; from 2020-2022, Registered Securities Principal and Representative, March Capital.	N/A	None.
OFFICERS
Steven Plump 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1959	President	August 2022 to present	From 2011 to 2021, Executive Vice President, PIMCO LLC.	N/A	N/A

26

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Year of Birth: 1962	Chief Compliance Officer	June 2021 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company); since 2004, Chief Compliance Officer of The RBB Fund, Inc.; from 2009 to 2022, President of The RBB Fund, Inc.; from 2021 to 2022, President of The RBB Fund Trust.	N/A	N/A
27

Name, Address, and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
James G. Shaw 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Chief Financial Officer and Secretary Chief Operating Officer	June 2021 to present August 2022 to present	Since 2022, Chief Operating Officer of The RBB Fund Inc.; since 2016, Chief Financial Officer and Secretary of The RBB Fund Inc.	N/A	N/A
Craig A. Urciuoli 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1974	Director of Marketing & Business Development	June 2021 to present	Since 2019, Director of Marketing & Business Development of The RBB Fund, Inc.	N/A	N/A
Jennifer Witt 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1982	Assistant Treasurer	June 2021 to present	Since 2020, Vice President, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Edward Paz 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1971	Assistant Secretary	June 2021 to present	Since 2007, Vice President and Counsel, U.S. Bank Global Fund Services (fund administrative services firm).	N/A	N/A
Joshua Solin 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1988	Assistant Treasurer	January 2025 to present	Since 2023, Assistant Vice President, U.S. Bank Global Fund Services (fund administrative services firm); from 2021 to 2023, Officer, U.S. Bank Global Services.	N/A	N/A

28

Name, Address, and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
Thomas M. Reynolds 615 East Michigan Street Milwaukee, WI 53202 Year of Birth: 1960	Assistant Treasurer and Assistant Secretary	September 2024 to present	Since 2024, Assistant Treasurer & Assistant Secretary of The RBB Fund Inc.; from 2023-2024, Vice President of Virtus Investment Partners; from 2020-2023, CFO of Stone Harbor Investment Partners LP	N/A	N/A
Jillian L. Bosmann One Logan Square Suite 2000 Philadelphia, PA 19103 Year of Birth: 1979	Assistant Secretary	June 2021 to present	Since 2017, Partner, Faegre Drinker Biddle & Reath LLP (law firm).	N/A	N/A

*	Each Trustee oversees [●] portfolios of the fund complex, consisting of the series in RBB Fund, Inc. ([●] portfolios) and the Acquiring Trust ([●] portfolios).

1.	Subject to the Acquiring Fund’s Retirement Policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75 or until his or her successor is elected and qualified or his or her death, resignation or removal. The Acquiring Board reserves the right to waive the requirements of the policy with respect to an individual Trustee. The Acquiring Board has approved waivers of the policy with respect to Messrs. Giordano, Reichman, and Sablowsky. Each officer holds office at the pleasure of the Acquiring Board until the next special meeting of the Acquiring Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

2.	Mr. Sablowsky and Mr. Shea are considered “interested persons” of the Acquiring Trust as that term is defined in the 1940 Act and are referred to as an “Interested Trustee.” Mr. Sablowsky is considered an “Interested Trustee” of the Acquiring Trust by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Shea is considered an “Interested Trustee” of the Acquiring Trust by virtue of his position on the Board of Barclays Bank plc, a multinational bank.

3.	A Disinterested Advisory Board Member is an Advisory Board Member that is not an “interested person” of the Acquiring Trust within the meaning of Section 2(a)(19) of the 1940 Act.
29

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years. Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee. The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee of the Trust. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards. Ms. Dolly has over three decades of experience in the financial services industry, and she has demonstrated her leadership and management abilities by serving in numerous senior executive-level positions. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Shea has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the brokerage, clearing, banking and investment services industry, including service on the boards of public companies, industry regulatory organizations and a university. Ms. Tirinnanzi has over 20 years of strategic, regulatory and operational management experience in the financial and mortgage industries, including service on the boards of a public company and real estate investment trust, and brings to the Board her expertise regarding derivatives markets and related businesses.

Standing Committees

The responsibilities of each Committee of the Acquiring Board and its members are described below.

Audit Committee. The Acquiring Board has an Audit Committee comprised of three Independent Trustees. The current members of the Audit Committee are Ms. Tirinnanzi and Messrs. Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened five times during the fiscal year ended August 31, 2025.

Contract Committee. The Acquiring Board has a Contract Committee comprised of an Interested Trustee and two Independent Trustees. The current members of the Contract Committee are Mses. Dolly and Tirinnanzi and Mr. Sablowsky. The Contract Committee reviews and makes recommendations to the Acquiring Board regarding the approval and continuation of agreements and plans of the Acquiring Trust. The Contract Committee convened four times during the fiscal year ended August 31, 2025.

Executive Committee. The Acquiring Board has an Executive Committee comprised of an Interested Trustee and three Independent Trustees. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman and Sablowsky. The Executive Committee may generally carry on and manage the business of the Acquiring Trust when the Board is not in session. The Executive Committee convened one time during the fiscal year ended August 31, 2025.

Nominating and Governance Committee. The Acquiring Board has a Nominating and Governance Committee comprised of three Independent Trustees. The current members of the Nominating and Governance Committee are Messrs. Chandler, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Trustees of the Acquiring Trust. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Acquiring Trust’s Secretary. The Nominating and Governance Committee convened four times during the fiscal year ended August 31, 2025.

30

Product Development Committee. The Acquiring Board has a Product Development Committee comprised of the Interested Trustees and two Independent Trustees. The current members of the Product Development Committee are Messrs. Chandler, Reichman, Sablowsky and Shea. The Product Development Committee oversees the process regarding the addition of new investment advisers and investment products to the Acquiring Trust. The Product Development Committee met five times during the fiscal year ended August 31, 2025.

Regulatory Oversight Committee. The Acquiring Board has a Regulatory Oversight Committee comprised of the Interested Trustees and two Independent Trustees. The current members of the Regulatory Oversight Committee are Ms. Dolly and Messrs. Reichman, Sablowsky, and Shea. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Acquiring Trust. The Regulatory Oversight Committee met four times during the fiscal year ended August 31, 2025.

Valuation Committee. The Acquiring Board has a Valuation Committee comprised of the Interested Trustees and two officers of the Acquiring Trust. The members of the Valuation Committee are Messrs. Faia, Sablowsky, Shea and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee met four times during the fiscal year ended August 31, 2025.

Risk Oversight

The Acquiring Board performs its risk oversight function for the Acquiring Trust through a combination of (1) direct oversight by the Acquiring Board as a whole and Committees and (2) indirect oversight through the Acquiring Trust’s investment advisers and other service providers, Acquiring Trust officers and the Acquiring Trust’s Chief Compliance Officer (“CCO”). The Acquiring Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Acquiring Trust is the responsibility of the Acquiring Trust’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Acquiring Trust’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Acquiring Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Acquiring Board provides risk oversight by receiving and reviewing on a regular basis reports from the Acquiring Trust’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Acquiring Trust’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s CCO to discuss compliance reports, findings and issues. The Acquiring Board also relies on the Acquiring Trust’s investment advisers and other service providers, with respect to the day-to-day activities of the Acquiring Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Acquiring Trust’s business and reputation.

The Acquiring Board’s oversight of risk management is also provided by various Committees. For example, the Audit Committee meets with the Acquiring Trust’s independent registered public accounting firms to ensure that the Acquiring Trust’s respective audit scopes include risk-based considerations as to the Acquiring Trust’s financial position and operations.

The Acquiring Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Acquiring Board’s oversight role does not make the Acquiring Board a guarantor of the Acquiring Trust’s investments or activities.

31

Trustee and Advisory Board Member Ownership of Shares of the Acquiring Trust

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Acquiring Funds and in all of the portfolios of the Acquiring Trust and The RBB Fund, Inc. (together, the “Fund Complex”) (which for each Trustee comprise all registered investment companies within the Acquiring Trust’s family of investment companies overseen by him or her), as of December 31, 2025, including the amounts through the deferred compensation plan.

Name of Director	Dollar Range of Equity Securities in the Acquiring Dividend Fund(1)	Dollar Range of Equity Securities in the Acquiring International Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
Independent Trustees
Gregory P. Chandler	None	None	Over $100,000
Lisa A. Dolly	None	None	$50,001-$100,000
Nicholas A. Giordano	None	None	$50,001-$100,000
Arnold M. Reichman	None	None	Over $100,000
Martha A. Tirinnanzi(2)	None	None	Over $100,000
Interested Trustees
Robert Sablowsky	None	None	Over $100,000
Brian T. Shea	None	None	$10,001-$50,000
DISINTERESTED ADVISORY BOARD MEMBERS
Eugene Podsiadlo(2)	None	None	$10,001-$50,000

(1)	The Acquiring Funds had not commenced operations prior to the date of this SAI.
(2)	Mr. Podsiadlo is not a Trustee. He was appointed as an Advisory Board Member effective October 1, 2025.

Trustees’, Advisory Board Members’ and Officers’ Compensation

Effective January 1, 2026, the Fund Complex, based on an allocation formula, pays each Trustee and Advisory Board Member a retainer at the rate of $265,000 annually, $15,000 for each regular meeting of the Acquiring Board attended in-person; $6,000 for each Regulatory Oversight Committee meeting attended in-person; $5,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $9,000 and $6,500, respectively, for each special in-person or telephonic Board meeting that lasts longer than 30 minutes; $4,000 for each special committee meeting that lasts longer than 30 minutes; $3,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each receives an additional fee of $50,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each receives an additional fee of $40,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee receives an additional fee of $25,000 for his services. The Chair of the Acquiring Board receives an additional fee of $125,000 per year for his services in this capacity and the Vice Chair of the Acquiring Board receives an additional fee of $50,000 per year for his services in this capacity.

32

From January 1, 2025, through December 31, 2025, the Fund Complex, based on an allocation formula, paid each Trustee and Advisory Board Member a retainer at the rate of $225,000 annually, $15,000 for each regular meeting of the Acquiring Board attended in-person; $6,000 for each Regulatory Oversight Committee meeting attended in-person; $5,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $9,000 and $6,500, respectively, for each special in-person or telephonic Acquiring Board meeting that lasts longer than 30 minutes; $4,000 for each special committee meeting that lasts longer than 30 minutes; $3,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $50,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $40,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee received an additional fee of $25,000 for his services. The Chair of the Acquiring Board received an additional fee of $125,000 per year for his services in this capacity and the Vice Chair of the Acquiring Board received an additional fee of $50,000 per year for his services in this capacity.

From January 1, 2024 through December 31, 2024, the Fund Complex based on an allocation formula, paid each Trustee a retainer at the rate of $175,000 annually, $13,500 for each regular meeting of the Acquiring Board attended in-person; $5,000 for each Regulatory Oversight Committee meeting attended in-person; $4,000 for each other committee (excluding the Regulatory Oversight Committee) meeting attended in-person; $7,500 and $5,000, respectively, for each special in-person or telephonic Acquiring Board meeting that lasts longer than 30 minutes; $3,000 for each special committee meeting that lasts longer than 30 minutes; $2,000 for each special Board or committee meeting that lasts less than 30 minutes. The Chair of the Audit Committee and Chair of the Regulatory Oversight Committee each received an additional fee of $35,000 for their services. The Chair of the Contract Committee and the Chair of the Nominating and Governance Committee each received an additional fee of $25,000 per year for their services. The Vice Chair of the Regulatory Oversight Committee received an additional fee of $15,000 for his services. The Chair of the Acquiring Board received an additional fee of $100,000 per year for his services in this capacity and the Vice Chair of the Acquiring Board received an additional fee of $40,000 per year for his services in this capacity.

Trustees are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Acquiring Board or any committee thereof. An employee of Vigilant Compliance, LLC serves as CCO of the Trust. Vigilant Compliance, LLC is compensated for the services provided to the Acquiring Trust, and such compensation is determined by the Acquiring Board. For the fiscal year ended August 31, 2025, Vigilant Compliance, LLC received $1,060,000 in the aggregate from all series of the Fund Complex for its services. For the fiscal year ended August 31, 2025, Vigilant Compliance, LLC did not receive any fees from the Acquiring Funds because the Acquiring Funds had not commenced operations prior to the date of this SAI. Employees of the Acquiring Trust serve as President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, Assistant Treasurer, and Assistant Secretary, and are compensated for services provided. For the fiscal year ended August 31, 2025, each of the following members of the Acquiring Board and the President, Chief Financial Officer, Chief Operating Officer, Secretary, Director of Marketing & Business Development, Assistant Treasurer, and Assistant Secretary received compensation from the Fund and the Fund Complex in the following amounts:

33

Name of Trustee/Officer	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees or Officers
Independent Trustees:
Gregory P. Chandler, Trustee	$0	N/A	N/A	$406,250
Lisa A. Dolly, Trustee	$0	N/A	N/A	$363,750
Nicholas A. Giordano, Trustee	$0	N/A	N/A	$369,250
Arnold M. Reichman, Trustee and Chair	$0	N/A	N/A	$476,750
Robert A. Straniere, Trustee(2)	$0	N/A	N/A	$101,250
Martha A. Tirinnanzi, Trustee	$0	N/A	N/A	$336,000
Interested Trustees:
Robert Sablowsky, Director and Vice Chair	$0	N/A	N/A	$466,750
Brian T. Shea, Director	$0	N/A	N/A	$380,500
Disinterested Advisory Board Members:
Eugene Podsiadlo(3)	$0	N/A	N/A	$0
Officers:
Steven Plump, President	$0	N/A	N/A	$424,750
James G. Shaw, Chief Financial Officer, Chief Operating Officer and Secretary	$0	N/A	N/A	$546,000
Craig Urciuoli, Director of Marketing & Business Development	$0	N/A	N/A	$434,750
Thomas M. Reynolds, Assistant Treasurer and Assistant Secretary	$0	N/A	N/A	$200,000

(1)	The Fund had not commenced operations prior to the date of this SAI.

(2)	Mr. Straniere retired from his role as a Trustee effective January 2025.

(3)	Mr. Podsiadlo began serving as an Advisory Board Member effective October 1, 2025.
34

Each compensated Trustee is entitled to participate in the Acquiring Trust’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Trustee may elect to defer all or a portion of his or her compensation and have the deferred compensation treated as if it had been invested by the Acquiring Trust in shares of one or more of the portfolios of the Trust. The amount paid to the Trustees under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2025, the Independent Trustees and their respective immediate family members (spouse or dependent children) [did not own beneficially or of record any securities of the Acquiring Trust’s investment advisers or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or distributor.

Director Emeritus Program

The Acquiring Board has created a position of Trustee Emeritus, whereby an incumbent Trustee who has attained at least the age of 75 and completed a minimum of fifteen years of service as a Trustee or as a director of The RBB Fund, Inc., may, in the sole discretion of the Nominating and Governance Committee of the Acquiring Trust (“NGC”), be recommended to the full Acquiring Board to serve as Trustee Emeritus.

A Trustee Emeritus that has been approved as such receives an annual fee in an amount equal to up to 50% of the annual base compensation paid to a Trustee. Effective January 1, 2026, a Trustee Emeritus can receive an annual fee in an amount up to 50% of the annual base compensation paid to a Trustee in effect at the time such Trustee Emeritus was first appointed Trustee Emeritus. Compensation will be determined annually by the NGC and the Board with respect to each Trustee Emeritus. In addition, a Trustee Emeritus will be reimbursed for certain expenses incurred in connection with their service, including expenses of travel and lodging incurred in attendance at Board/Committee meetings. A Trustee Emeritus will continue to receive relevant materials concerning the Funds and will be available to consult with the Trustees at reasonable times as requested. However, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

A Trustee Emeritus will be permitted to serve in such capacity from year to year at the pleasure of the Committee and the Acquiring Board for up to three years. Effective February 2024, Julian Brodsky serves as a Trustee Emeritus of the Acquiring Trust. Effective January 2025, Robert Straniere serves as a Trustee Emeritus of the Acquiring Trust.

For the fiscal year ended August 31, 2025, Julian Brodsky and Robert Straniere received compensation for their roles as a Trustee Emeritus in the following amounts:

Trustee Emeritus	Aggregate Compensation from the Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex
Julian Brodsky	$0	N/A	N/A	$106,250
Robert Straniere	$0	N/A	N/A	$84,375

(1)	The Funds had not commenced operations prior to the date of this SAI.

35

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2026, to each Fund’s knowledge, the following named persons at the addresses shown below were owners of record of approximately 5% or more of the total outstanding shares of the Target Funds as indicated below. Any shareholder that owns 25% or more of the outstanding shares of each Fund may be presumed to “control” (as that term is defined in the 1940 Act) that Fund. Shareholders controlling a Fund or class could have the ability to vote a majority of the shares of a Fund or class on any matter requiring approval of the shareholders of the Fund or class.

TARGET FUNDS – CONTROL PERSONS

Principal Shareholders - TARGET DIVIDEND FUND Name and Address	% of Shares	Type of Ownership
[ADDRESS]	[●]%	[Record]
Principal Shareholders - TARGET INTERNATIONAL FUNDS Name and Address	% of Shares	Type of Ownership
[ADDRESS]	[●]%	[Record]

As of the date of this SAI, Trustees and Officers as a group [owned less than 1% of the outstanding shares of each class of each Target Fund].

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Opal Capital LLC serves as the investment adviser to the Acquiring Funds. The Adviser is located at located at 5200 Town Center Circle, Suite 305, Boca Raton, Florida 33486. The Adviser is controlled by Graff Capital Management, LLC and Austin Graff. The Adviser is registered with the SEC as an investment adviser.

The Adviser provides investment advisory services to each Acquiring Fund pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”) between the Acquiring Trust and the Adviser. After an initial two year-term, the Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance must also be approved by a majority of the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

Subject to the supervision of the Board, the Adviser will provide for the overall management of the Funds including (i) the provision of a continuous investment program for the Funds, including investment research and management with respect to all securities, investments, cash and cash equivalents, (ii) the determination from time to time of the securities and other investments to be purchased, retained, or sold by the Funds, and (iii) the placement from time to time of orders for all purchases and sales of securities and other investments made for the Funds. The Adviser will provide the services rendered by it in accordance with each Fund’s investment objective, restrictions and policies as stated in the Prospectus and in this SAI. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

36

Pursuant to the terms of the Advisory Agreement, in consideration of the services provided by the Adviser, each Fund pays the Adviser a unitary management fee that is computed and paid monthly at an annual rate of 0.65% for the Acquiring Dividend Fund and 0.75% for the Acquiring International Fund of the average daily net assets during the month of each Acquiring Fund. From the unitary management fee, the Adviser pays most of the expenses of each Acquiring Fund, including the cost of sub-advisory fees to any investment sub-adviser, the cost of transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, interest expenses, brokerage commissions and other trading expenses, taxes and governmental fees and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The Target Dividend Fund paid its investment adviser, TrueMark, the following fees for the fiscal years ended December 31, 2025, 2024 and 2023:

	Fiscal Year Ended December 31
Target Dividend Fund	2025	2024	2023
Management Fees Paid to Adviser	$1,138,686	$645,824	$433,554

The Target International Fund paid its investment adviser, TrueMark, the following fees for the fiscal period ended October 31, 2025, as the Fund commenced operations on December 26, 2024:

Fiscal Year Ended October 31
Target International Fund	2025*
Management Fees Paid to Adviser	$469,296

*	For the period December 26, 2024 (commencement of operations) through October 31, 2025.

CODE OF ETHICS

The Trust, Adviser and the Sub-Adviser have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. Each Code of Ethics permits such individuals to purchase and sell securities, including securities that are purchased, sold, or held by the Funds, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Funds’ investment activities.

PORTFOLIO MANAGERS

This section includes information about the Acquiring Funds’ portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by the Portfolio Managers

The tables below identify the number of accounts (other than the Fund with respect to which information is provided) for which the portfolio managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. This information is provided as of December 31, 2025 for the Target Dividend Fund and October 31, 2025 for the Target International Fund.

37

Target Dividend Fund

Portfolio Managers;	Total Accounts		Accounts With Performance-Based Fees
Other Accounts	Number	Assets	Number	Assets
Austin Graff
Registered Investment Companies	[●]	$[●]	[●]	$[●]
Other Pooled Investment Vehicles	[●]	$[●]	[●]	$[●]
Other Accounts	[●]	$[●]	[●]	$[●]

Target International Fund

Portfolio Managers;	Total Accounts		Accounts With Performance-Based Fees
Other Accounts	Number	Assets	Number	Assets
Austin Graff
Registered Investment Companies	2	$311,206,600.79	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$1,877,017.42	0	$0

Portfolio Manager Compensation

The portfolio manager is paid a base salary and is an equity holder in the Adviser of the Target Funds. The portfolio manager receives a discretionary bonus based on firm and individual performance.

Potential Conflicts of Interest

A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as a Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has adopted policies and procedures reasonably designed to address potential conflicts of interest and promote fair treatment of all accounts, including trade allocation policies for equitable distribution of investment opportunities and aggregated trades over time, pre- and post-trade compliance monitoring to support consistent trading and allocation practices.

Portfolio Manager Securities Ownership

As of December 31, 2025 for the Target Dividend Fund and as of October 31, 2025 for the Target International Fund, the portfolio manager owned securities of the Target Funds in the amount set forth in the table below.

38

Portfolio Manager*	Dollar Value of Securities Beneficially Owned
Target Dividend Fund
Austin Graff	[●]
Target International Fund
Austin Graff	$50,001-$100,000

*	Dollar ranges are as follows: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; and over $1,000,000.

DISTRIBUTION AND SERVICE PLAN

The Acquiring Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 with respect to shares of the Acquiring Funds. However, no 12b-1 fee is currently charged to the Acquiring Funds, and there are no plans in place to impose a Rule 12b-1 fee at this time. Pursuant to the Plan, the Acquiring Funds may enter into agreements from time to time with financial intermediaries providing for support and/or distribution services to customers of the financial intermediaries who are the beneficial owners of Acquiring Fund shares. Under the agreements, the Acquiring Funds may pay financial intermediaries up to 0.25% (on an annualized basis) of the average daily NAV of the shares beneficially owned by their customers. Distribution services may include: (i) services in connection with distribution assistance; or (ii) payments to financial institutions and other financial intermediaries, such as broker-dealers and mutual fund “supermarkets,” as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

Any amendment to increase materially the costs under the Plan with respect to an Acquiring Fund must be approved by the holders of a majority of the outstanding shares of the Acquiring Fund. So long as the Plan is in effect, the selection and nomination of the members of the Acquiring Board who are not “interested persons” (as defined in the 1940 Act) of the Acquiring Trust will be committed to the discretion of such Non-Interested Trustees.

PROXY VOTING PROCEDURES

The Acquiring Board has delegated the responsibility of voting proxies with respect to the portfolio securities purchased and/or held by the Acquiring Funds to the Adviser, subject to the Acquiring Board’s continuing oversight. In exercising its voting obligations, the Adviser is guided by its general fiduciary duty to act prudently and in the interest of the Acquiring Funds. The Adviser will consider factors affecting the value of an Acquiring Fund’s investments and the rights of shareholders in its determination on voting portfolio securities.

The Adviser will vote proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

The Acquiring Trust is required to disclose annually each Acquiring Fund’s complete proxy voting record on Form N-PX. Each Acquiring Fund’s proxy voting record for the most recent 12-month period ended June 30th is available without charge upon request by calling 1-800-617-0004, or on the SEC’s website at www.sec.gov.

DETERMINATION OF NET ASSET VALUE

In accordance with procedures adopted by the Acquiring Board, the NAV per share of each Acquiring Fund is calculated by determining the value of the net assets attributed to the Fund and dividing by the number of outstanding shares of the Fund. All securities are valued on each Business Day as of the close of regular trading on the NYSE (normally, but not always, 4:00 p.m. Eastern Time) or such other time as the NYSE or National Association of Securities Dealers Automated Quotations System (“NASDAQ”) market may officially close. The term “Business Day” means any day the NYSE is open for trading, which is Monday through Friday except for holidays. The NYSE is generally closed on the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

39

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. The Acquiring Trust reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a NAV other than a Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) shareholders based on the official closing NAV. The Acquiring Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, the Acquiring Funds may compute its NAV as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

The Acquiring Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (defined below) in calculating a Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Prices are generally determined using readily available market prices. Subject to the approval of the Acquiring Board, the Acquiring Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments in determining the approximate market value of portfolio investments. This may result in the investments being valued at a price that differs from the price that would have been determined had the matrix or formula method not been used. All cash, receivables, and current payables are carried on a Fund’s books at their face value. Other assets, if any, are valued at fair value as determined in good faith by the Valuation Designee under the direction of the Acquiring Board.

The procedures used by any pricing service and its valuation results are reviewed by the officers of the Acquiring Trust under the general supervision of the Acquiring Board.

An Acquiring Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Acquiring Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Acquiring Fund shares.

PURCHASE AND REDEMPTION OF CREATION UNITS

Purchase and Issuance of Creation Units

The Acquiring Trust issues and sells shares of each Acquiring Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of an Acquiring Fund’s shares is calculated each business day as of the close of regular trading on the applicable Exchange, generally 4:00 p.m., Eastern Time. The Acquiring Fund will not issue fractional Creation Units. A Business Day is any day on which the applicable Exchange is open for business.

40

FUND DEPOSIT.  The consideration for purchase of a Creation Unit of the Acquiring Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, plus the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Acquiring Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Acquiring Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Acquiring Funds. The “Cash Component” is an amount equal to the difference between the NAV of an Acquiring Fund’s shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).

An Acquiring Fund, through National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on the applicable Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Acquiring Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of an Acquiring Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for an Acquiring Fund changes from time to time as rebalancing adjustments and corporate action events are reflected by the Adviser. The composition of the Deposit Securities will change in response to adjustments to the weighting or composition of the securities constituting an Acquiring Fund’s portfolio.

The Acquiring Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).

41

CASH PURCHASE METHOD.  The Acquiring Trust may at its discretion permit full or partial cash purchases of Creation Units of the Acquiring Funds in instances permitted by the exemptive relief the Adviser is relying on in offering the Acquiring Funds. When full or partial cash purchases of Creation Units are available or specified for the Acquiring Funds, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a Creation Transaction Fee and Non-Standard Charges, as may be applicable.

PROCEDURES FOR PURCHASE OF CREATION UNITS.  To be eligible to place orders with the Distributor to purchase a Creation Unit of the Acquiring Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant” or “AP”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Transfer Agent” or “Fund Services”) and the Acquiring Trust, with respect to purchases and redemptions of Creation Units. Each AP will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Acquiring Trust an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Acquiring Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase shares directly from the Acquiring Funds must be placed for one or more Creation Units in the manner set forth in the Participant Agreement (the “Cut-Off Time”). The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An AP may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Acquiring Funds in Creation Units have to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such APs may have international capabilities.

On days when the applicable Exchange closes earlier than normal, the Acquiring Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which an Acquiring Fund’s investments are primarily traded is closed on any day, an Acquiring Fund will not accept orders on such day. Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the AP Handbook. With respect to an Acquiring Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an AP should allow sufficient time to permit proper submission of the purchase order to the Distributor by the Cut-Off Time on the Business Day on which the order is placed. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

42

Fund Deposits must be delivered by an AP through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Acquiring Trust or its agents. With respect to foreign Deposit Securities, the Custodian will cause the subcustodian of such Acquiring Fund to maintain an account into which the AP will deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Acquiring Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the AP in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Acquiring Fund or its agents by no later than the settlement date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination will be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the settlement date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Acquiring Fund.

The order will be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern time, with the Custodian on the settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern time on the settlement date, then the order may be deemed to be rejected and the AP will be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.

ISSUANCE OF A CREATION UNIT.  Except as provided herein, Creation Units will not be issued until the transfer of good title to the Acquiring Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Acquiring Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. However, an Acquiring Fund reserves the right to settle Creation Unit transactions on a basis other than the third Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The AP will be liable to the Acquiring Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Acquiring Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. An additional amount of cash will be required to be deposited with the Acquiring Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Acquiring Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Acquiring Trust to buy the missing Deposit Securities at any time. APs will be liable to the Acquiring Trust for the costs incurred by the Acquiring Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Acquiring Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Acquiring Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Acquiring Fund, and Non- Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the settlement date.

43

ACCEPTANCE OF ORDERS OF CREATION UNITS. The Acquiring Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor in respect of the Acquiring Funds including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Acquiring Funds; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Acquiring Trust, be unlawful.

CREATION TRANSACTION FEE.  A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. The Acquiring Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, the Acquiring Funds may impose a Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Acquiring Funds. The Acquiring Funds may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Acquiring Trust. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Acquiring Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for the Acquiring Funds is $300.

RISKS OF PURCHASING CREATION UNITS.  There are certain legal risks unique to investors purchasing Creation Units directly from the Acquiring Funds. Because an Acquiring Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Acquiring Funds, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.

44

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with an Acquiring Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities Act.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Acquiring Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF AN ACQUIRING FUND, THE ACQUIRING TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Acquiring Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

With respect to each Acquiring Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the applicable Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of the Acquiring Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Acquiring Trust. With respect to in-kind redemptions of an Acquiring Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges. If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an AP by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an AP may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

CASH REDEMPTION METHOD. Although the Acquiring Trust does not ordinarily permit full or partial cash redemptions of Creation Units of an Acquiring Fund, when full or partial cash redemptions of Creation Units are available or specified for the Acquiring Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the AP will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. An Acquiring Fund may incur costs such as brokerage costs or taxable gains or losses that the Acquiring Fund might not have incurred if the redemption had been made in-kind. These costs may decrease an Acquiring Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if an Acquiring Fund had effected redemptions wholly on an in-kind basis.

45

REDEMPTION TRANSACTION FEES. A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and APs will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Acquiring Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, the Acquiring Funds may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Acquiring Funds. Investors who use the services of an AP, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Acquiring Fund Securities to the account of the Acquiring Trust. The Non-Standard Charges are payable to the Acquiring Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for the Acquiring Funds is $300.

PROCEDURES FOR REDEMPTION OF CREATION UNITS. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an AP has transferred or caused to be transferred to the Acquiring Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Acquiring Trust is received by the Transfer Agent from the AP on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.

The AP must transmit the request for redemption, in the form required by the Acquiring Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an AP which has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such AP. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an AP and transfer of the shares to the Acquiring Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not APs.

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or AP acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

ADDITIONAL REDEMPTION PROCEDURES.  In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the AP must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. If neither the redeeming Shareholder nor the AP acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Acquiring Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

46

If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Acquiring Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Acquiring Funds may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Acquiring Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Acquiring Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Acquiring Funds may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Acquiring Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Acquiring Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The AP may request the redeeming investor of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an AP that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An AP may be required by the Acquiring Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

Because the portfolio securities of the Acquiring Funds may trade on the relevant exchange(s) on days that the applicable Exchange is closed or are otherwise not Business Days for such Acquiring Fund, shareholders may not be able to redeem their shares of the Acquiring Fund, or to purchase or sell shares of such Acquiring Fund on the applicable Exchange, on days when the NAV of such Acquiring Fund could be significantly affecting by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Acquiring Funds (1) for any period during which the applicable Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the applicable Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Acquiring Funds or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

47

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information supplements and should be read in conjunction with the section in the Acquiring Funds’ Prospectus titled “DIVIDENDS, DISTRIBUTIONS, AND TAXES.” In addition, the following is only a summary of certain U.S. federal income tax considerations that generally affect the Acquiring Funds and their shareholders. No attempt is made to present a comprehensive explanation of the tax treatment of an Acquiring Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

It is the policy of the Acquiring Trust each fiscal year to distribute substantially all of an Acquiring Fund’s net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any short-term capital gains, net of Acquiring Fund expenses) and net capital gains (i.e., the excess of the Acquiring Fund’s net long-term capital gains over its net short-term capital losses), if any, to its shareholders.

Dividend Reinvestment Service

The Acquiring Funds will not make the DTC book-entry dividend reinvestment service available for use by beneficial owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Acquiring Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Acquiring Funds at NAV. Distributions reinvested in additional shares of the Acquiring Funds will nevertheless be taxable to beneficial owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

Taxes – General

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of the Prospectus and this SAI, respectively. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Each Acquiring Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Acquiring Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Acquiring Fund must meet three important tests each year.

First, each Acquiring Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

48

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Acquiring Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which that Acquiring Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which that Acquiring Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of that Acquiring Fund’s total assets may be invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of (1) any one issuer (2) two or more issuers that the Acquiring Fund controls and that are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Acquiring Funds must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

Each Acquiring Fund intends to comply with these requirements. If an Acquiring Fund were to fail to make sufficient distributions, it could be liable for corporate income tax (which may include interest or penalties) and for excise tax (as discussed below) in respect of the shortfall or, if the shortfall is large enough and such Acquiring Fund does not satisfy the 90% distribution requirement described above, such Acquiring Fund could be disqualified as a regulated investment company. If for any taxable year an Acquiring Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions (including distributions of capital gains) to the extent of an Acquiring Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Acquiring Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Each of the Acquiring Fund’s hedging and derivatives transactions are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause an Acquiring Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the intended characterization of certain complex financial transactions and (vii) produce income that will not be treated as qualifying income for purposes of the 90% gross income test described above. These rules could therefore affect the character, amount and timing of distributions to shareholders and an Acquiring Fund’s status as a regulated investment company. Each Acquiring Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

An Acquiring Fund’s investment in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, such Fund’s yield on those securities would be decreased. Shareholders will generally not be entitled to claim a credit or deduction with respect to any non-U.S. taxes paid by such Fund.

49

Loss Carryforwards

For federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent years. As of December 31, 2025 for the Target Dividend Fund and October 31, 2025 for the Target International Fund, the Target Funds had the following capital loss carryforwards for federal income tax purposes:

	Target Dividend Fund	Target International Fund
Short-term	$[●]	$[●]
Long-term	$[●]	$[●]
Total	$[●]	$[●]

State and Local Taxes

Although each Acquiring Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, an Acquiring Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The policy of the Acquiring Trust regarding purchases and sales of securities for the Acquiring Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Acquiring Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Acquiring Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Acquiring Fund and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Acquiring Trust has adopted policies and procedures that prohibit the consideration of sales of Acquiring Fund shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

50

Subject to the foregoing policies, brokers or dealers selected to execute an Acquiring Fund’s portfolio transactions may include the Acquiring Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units”) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Acquiring Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described in “Purchase and Issuance of Creation Units”), so long as such selection is in keeping with the foregoing policies. The Acquiring Funds may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of the Acquiring Funds’ shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Acquiring Funds’ portfolio transactions in connection with such orders.

The Sub-Adviser may use an Acquiring Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Sub-Adviser, under certain circumstances, to cause an Acquiring Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, the Acquiring Funds may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Acquiring Funds whose trades generated the soft dollars used to purchase such products.

The Sub-Adviser is responsible, subject to oversight by the Acquiring Board, for placing orders on behalf of the Acquiring Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of an Acquiring Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as an Acquiring Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to an Acquiring Fund. The primary consideration is prompt execution of orders at the most favorable net price.

51

No brokerage commission information is provided since the Acquiring Funds had not commenced operations prior to the date of this SAI.

Each Acquiring Fund is required to identify any securities of the Acquiring Trust’s regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Acquiring Funds as of the end of the most recent fiscal year. Information about the Acquiring Funds’ ownership of its regular broker-dealers is not provided as the Acquiring Funds had not commenced operations prior to the date of this SAI.

The following table lists the total amount of brokerage commissions paid by the Target Funds for the fiscal years ended December 31 for the Target Dividend Fund and for the fiscal period ended October 31, 2025 for the Target International Fund, as the Fund commenced operations on December 26, 2024:

	For the Fiscal Year Ended 2025	For the Fiscal Year Ended 2024	For the Fiscal Year Ended 2023
Target Dividend Fund	$[●]	$[●]	$[●]
Target International Fund	$37,965*	N/A	N/A

*	For the period December 26, 2024 (commencement of operations) through October 31, 2025.

PORTFOLIO TURNOVER

Portfolio turnover measures the percentage of each Fund’s total portfolio market value that was purchased or sold during the period. Each Fund’s turnover rate provides an indication of how transaction costs (which are not included in each Fund’s expenses) may affect each Fund’s performance. Also, funds with a high turnover may be more likely to distribute capital gains that may be taxable to shareholders.

Each Target Fund’s portfolio turnover rates for the two most recent fiscal years are stated below. Portfolio turnover rates could change significantly in response to turbulent market conditions.

	December 31, 2025	December 31, 2024
Target Dividend Fund	52%	80%
	October 31, 2025	October 31, 2024
Target International Fund*	35%	N/A

*	The Target International Fund commenced operations on December 26, 2024.

OTHER INFORMATION ABOUT THE FUNDS

CUSTODIAN

U.S. Bank, N.A., 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian (the “Custodian”) of the Acquiring Funds’ assets and is responsible for maintaining custody of the Acquiring Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the Custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits. The Custodian and Fund Services are affiliates.

52

COUNSEL

Faegre Drinker Biddle & Reath LLP serves as counsel to the Acquiring Trust, and is located at One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., located at 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, serves as the Acquiring Funds’ independent registered public accountant. Cohen & Company, Ltd., provides audit services, and consultation in connection with review of SEC filings. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax return review and assistance.

ADMINISTRATOR

U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202, serves as the administrator (the “Administrator”) and provides various administrative and accounting services necessary for the operations of the Acquiring Funds. Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of each Acquiring Fund’s general ledger, the preparation of each Acquiring Fund’s financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports. The Administrator and the Custodian are affiliates.

Paralel Technologies LLC served as the administrator to the Predecessor Funds. The administration, accounting and transfer agent fees paid to Paralel Technologies LLC by Dividend Income ETF and International Dividend Income ETF for the past three fiscal years are as follows:

Dividend Income ETF(1)

	For Fiscal Year Ended December 31, 2025	For Fiscal Year Ended December 31, 2024	For Fiscal Year Ended December 31, 2023
Administration and Fund Accounting Fees	[●]	$70,273	$67,630

(1)	Information prior to June 13, 2025 is that of a predecessor fund of the Predecessor Fund.

International Dividend Income ETF

For Fiscal Year Ended October 31, 2025*
Administration and Fund Accounting Fees	[●]

*	The International Dividend Income ETF commenced operations on December 26, 2024.

TRANSFER AGENT

U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202, serves as the Acquiring Funds’ transfer agent and dividend disbursing agent.

53

Previous Administrator and Transfer Agent. State Street Bank and Trust (“State Street”), located at One Lincoln Street, Boston, Massachusetts 02111, served as the transfer agent to the Target Fund. State Street received fees from the Target Funds pursuant to its services agreements with the Target Funds. Paralel Technologies LLC (“Paralel”), located at 1700 Broadway Suite 1850, Denver, Colorado 80290, served as the administrator and accounting agent to the Target Fund. Paralel received fees from the Target Funds pursuant to its services agreements with the Target Funds.

The Adviser, not the Target Funds, pays State Street and Paralel for their services.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Target Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2025 for the Target Dividend Fund and for the fiscal period ended October 31, 2025 for the Target International Fund (collectively, the “Annual Reports”) are incorporated by reference into this SAI. No other parts of the Annual Reports are incorporated by reference herein. The financial statements included in the Annual Reports have been audited by Cohen & Company, Ltd., the Target Funds’ independent registered public accounting firm, whose report thereon also appears in the Annual Reports and is incorporated by reference into this SAI. Such financial statements included in the Annual Reports have been incorporated by reference herein in reliance upon such report given upon their authority as experts in accounting and auditing. Copies of the Annual Reports and Semi-Annual Reports may be obtained at no charge by calling [●].

54

APPENDIX A

Opal Capital LLC
Proxy Voting Policy, Procedures and Guidelines

20.1 Proxy Voting with Respect to Individual Client Accounts

20.1.1 Policy

The firm has voting power with respect to securities in client accounts. When the firm has proxy voting power with respect to securities in a client’s account, it owes certain fiduciary duties with respect to the voting of proxies. These fiduciary duties include (i) the duty of care, which requires the firm to monitor corporate events and to vote the proxies; and (ii) the duty of loyalty, which requires the firm to vote proxies in a manner consistent with the best interests of the client, and to put the client’s interests before the firm’s own interests. In keeping with its fiduciary duties, the firm has adopted and implemented this Proxy Voting Policy, which sets forth policies and procedures designed to ensure that the firm votes each client’s securities in the best interests of the client. A copy Voting Policy will be provided upon receipt of a written request.

20.1.2 Proxy Voting Decisions

The firm will be authorized to take action and render any advice with respect to the voting of proxies for securities held in the client’s account. The firm will vote with management’s recommendation unless the firm determines it is not in the best interest of clients. Clients may contact the firm for information about how it voted with respect to any of the securities held in the client’s account.

As a general rule, the firm will vote all proxies relating to a particular proposal the same way for all client accounts holding the security in accordance with the firm’s Proxy Policy, unless a client specifically instructs the firm in writing to vote such client’s securities otherwise. When making proxy voting decisions, the firm may seek advice or assistance from third-party consultants, such as proxy voting services or legal counsel.

20.1.3 Legal Proceedings and Class Actions

Except as required by applicable law, the firm will not be obligated to render advice or take any action on behalf of a client with respect to assets presently or formerly held in the client’s account that become the subject of any legal proceedings, including bankruptcies.

20.1.4 Conflicts of Interest

The firm has adopted a Code of Ethics and other compliance policies and procedures to preserve the independence of its investment advice to its clients. Nonetheless, from time to time a proxy proposal may still involve a conflict between the interests of the client and the interests of the firm or an affiliated person of the firm. For example, a conflict would arise if a firm client’s account held securities issued by a company and that company (or its affiliate or pension plan) was also a client of the firm.

Firm personnel responsible for voting client proxies may consult with the CCO, who may consult with legal counsel if necessary to determine whether a material conflict appears to exist with respect to a given proxy proposal. When a material conflict appears to exist and cannot be adequately addressed or resolved by the firm’s other policies and procedures, the following procedures will apply:

A-1

●	Before voting proxies for clients affected by the conflict, the firm will:

◦	disclose the nature of the conflict to such clients;

◦	inform such clients how the firm plans to vote the proxies; and

◦	give each such client the opportunity, by a certain date, to waive the conflict or to instruct the firm how to vote the proxies affected by the conflict.

●	If a client instructs the firm how to vote proxies affected by the conflict, the firm will vote such proxies in accordance with such client’s instructions.

●	If a client waives the conflict or does not respond in a timely manner, the firm will vote such proxies as previously disclosed to the client in accordance with this Proxy Voting Policy.

●	The firm may take such other action as may be deemed necessary or appropriate, including, without limitation, excluding certain persons from the proxy vote at issue.

Nothing in these procedures is intended to revoke the firm’s voting power with respect to proxies relating to proposals that do not pose a material conflict.

20.1.5 Disclosures to Clients

Upon a client’s request, the firm will furnish, without charge, to the requesting client (i) a copy of this Proxy Voting Policy, or (ii) information about how the firm voted with respect to such client’s securities. Except as otherwise directed by a client or as required by law, the firm will maintain the confidentiality of how it plans to vote or has voted proxies relating to such client’s securities.

20.1.6 Books and Records Relating to Proxies

In connection with voting proxies and this Proxy Voting Policy, the firm shall maintain (in hardcopy or electronic form) such books and records as may be required by applicable law, rules, or regulations, including:

●	The firm’s policies and procedures relating to voting proxies.

●	A copy of each proxy statement that the firm receives regarding clients’ securities, provided that the firm may rely on:

◦	a third party to make and retain, on the firm’s behalf, pursuant to a written undertaking, a copy of proxy statements or by obtaining a copy of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;

◦	A record of each vote cast by the firm on behalf of clients, provided that the firm may rely on a third party to make and retain, on the firm’s behalf, pursuant to a written undertaking, records of votes cast;

◦	Copies of any documents created by the firm that were material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision; and

◦	A record of each written client request for proxy voting information and a copy of any written response by the firm to any written or oral client request for information on how the firm voted proxies on behalf of the requesting client

Such books and records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the firm.

A-2

20.2 Proxy Voting with Respect to the Funds

20.2.1 Overview

Opal Capital manages the affairs of the Fund. As part of its fiduciary obligations to the shareholders of the Fund, the firm exercises its voting rights in the companies in which it invests.

The overriding objective of the firm’s proxy voting activities is to enhance shareholder value on a long-term basis. As a result, our proxy voting guidelines have been developed in a manner which the firm believes is consistent with this goal. However, it is important to note that this document contains guidelines only, and not rigid, inflexible, voting directives. We will evaluate each voting matter on a case-by-case basis and may vote in a manner contrary to the guidelines if we feel that this would ultimately enhance long-term shareholder value. Opal Capital will coordinate with and provide all information necessary for U.S. Bank’s Fund Administration Group to fulfill its Form N-PX filing obligations.

20.2.2 Guidelines Pertaining to Routine Matters

Opal Capital will generally cause the Fund to vote in favor of management proposals on routine matters such as the election of directors, appointment of auditors, indemnification of directors, and receipt and approval of financial statements, provided it is in line with the other guidelines set forth in the Proxy Voting Guidelines.

20.2.3 Guidelines Pertaining to Non-Routine Matters

With respect to non-routine matters, such as take-over defense measures and changes in capital structure, Opal Capital will examine proxies and recommendations for special proposals to assess the impact on the value of the securities, generally voting in favor of proposals that would enhance the investment value of the relevant security in the long term and against proposals that increase the risk level and reduce the investment value of the relevant security in the long term. Other issues, including those business issues specific to the issuer or those raised by shareholders of the issuer, are addressed on a case-by-case basis with a focus on the potential impact of the vote on shareholder value.

20.2.4 Guidelines Pertaining to the Board of Directors

Ideally, the Board of Directors will comprise a majority of unrelated experienced directors, where an unrelated director is independent of management and is free from any relationship or interest that conflicts with the director’s ability to act in the best interests of shareholders. A Board of Directors should be large enough to allow for sufficient coverage of responsibilities, but should not be so large that meetings and discussions become cumbersome. All boards shall have an audit committee headed and staffed by outside directors. We are generally opposed to cumulative voting proposals, but acknowledge that it may be a useful tool if a board is unresponsive to shareholders. A staggered board is one in which some directors are elected to terms greater than one year. Our preference is for all directors to stand for election on an annual basis. While attendance is only one factor in evaluating a director’s effectiveness, we view absences without extenuating circumstances negatively. We believe that directors should be provided insurance against liability claims, so long as their actions were taken honestly and in good faith with a view to the best interests of the company. We will generally support the auditor recommended by the audit committee, but will review proposed changes in auditors on a case-by-case basis.

A-3

20.2.5 Guidelines Pertaining to Executive and Director Compensation

We consider individuals within a management team as integral to the execution of the company’s strategy. As a result, attracting and retaining qualified individuals through competitive compensation is necessary. Competitive compensation is considered in the context of what other leading companies in the same industries are paying to attract and retain their managers. Compensation should be tied to measurable performance and motivate managers to reach longer-term targets, rather than used as a reward for past performance. Furthermore, compensation should be tied to shareholder value so that the interests of both shareholders and managers are aligned.

We are not opposed to stock options as a form of compensation, but we are critical of compensation packages that have excessive granting of options; that cause substantial dilution of the existing shareholders; that have no, or very short, vesting periods; and/or that have options priced below the current market price. We will not support the re-pricing or extension of previously issued options held by senior management. We prefer to see stock options distributed to key contributors to corporate prosperity, but generally do not support plans that are excessively concentrated in the hands of a single individual. We support companies that encourage their executives to buy and hold a meaningful number of shares in the company so that they have the same financial interest as other shareholders. Compensation measures such as “golden parachutes” and corporate loans to individual managers are often justified by companies as ways of attracting and retaining quality managers; however, these compensation items are often abused, and we are opposed to compensation measures that are excessive and outside of competitive industry practices.

With respect to director compensation, appropriate board members provide valuable experience and strategic support to the company, and competitive compensation is necessary to attract and retain these individuals. Compensation should be aligned with the interests of shareholders and managers. We support companies that encourage their board members to buy and hold a meaningful number of shares in the company so that they have the same financial interest as other shareholders.

20.2.6 Guidelines Pertaining to Takeover Protection

Takeover protection measures are created to guard against takeover bids that do not represent a fair value for the company’s assets. the main purpose for a shareholder rights plan is to ensure equal treatment for all shareholders and to provide the board sufficient time to consider alternatives. We generally will not support plans that are anti-takeover in nature and serve to entrench the power of incumbent management and boards. However, we will generally support takeover protection measures that protect the rights and interests of all shareholders and seek to maximize shareholder value.

20.2.7 Guidelines Pertaining to Shareholder Rights

A multiple-voting class structure refers to unequal voting rights between classes of shares. This potentially allows minority shareholders with multiple voting rights to impose their interests over those of all other shareholders. Therefore, we generally will not support the creation or extension of multiple-voting structures. We will support the replacement of multiple-voting structure with one vote per share, given the cost of such change is modest and is in the best interest of non-controlling shareholders.

While supermajority requirements are appropriate in some circumstances, it can be subject to abuse and act as an anti-takeover mechanism. While a two-thirds supermajority (66.7%) is most common and is considered reasonable, we will review supermajority proposals requiring more than a two-thirds majority on a case-by-case basis.

We acknowledge that the Board may need the flexibility to issue shares to meet changing financial conditions, such as stock splits, restructurings, acquisitions, stock option plans, or takeover defenses. We will review proposals on a case-by-case basis to determine if the amount requested is necessary for sound business reasons.

A-4

“Blank cheque” preferred shares usually carry a preference in dividends, rank ahead of common shares upon liquidation, and give the board broad discretion (a “blank cheque”) to establish voting, dividend, conversion, and other rights in respect to these shares. Once those shares have been authorized, shareholders have no further power to determine how or when they will be allocated. Due to the potential for abuse, we generally will not support the authorization of, or an increase in, “blank cheque” preferred shares.

Linked proposals are resolutions that link two issues together. They may be used to pass proposals that would not be approved if they were proposed individually. We generally will not support linked proposals except in the case where each individual issue contained in the proposal is in the best interests of shareholders. Each issue within a linked proposal will be considered as being mutually exclusive of each other.

Shareholders should have the right to bring relevant proposals to the annual general meeting. These proposals should be included on the proxy ballot for consideration by all shareholders. Certain shareholder proposals put unreasonable constraints on management and the Board, which may hinder the company’s ability to create long-term shareholder value. We will review shareholder proposals on a case-by-case basis.

20.2.8 Voting Procedures

The firm is responsible for directing how proxies relating to any securities of the Fund are to be voted. The firm is required to follow the guidelines set forth in this Proxy Voting Guideline. The Board of Directors of the firm oversees the proxy voting process and reviews proxy voting results, policies, and procedures on an annual basis to ensure that securities held by the Fund are voted in accordance with the Policies.

20.2.9 Conflicts of Interest

Opal Capital may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

Opal Capital will use its best efforts to identify and resolve potential conflicts of interest. When the firm becomes aware of any vote that presents a conflict, the conflict will be reported to the CCO and proxies will be voted in a manner consistent with the best interests of the firm’s clients and shareholders of the Funds (“Trust”), without regard to any other business relationship that may exist. In cases where a conflict of interest arises between the interests of shareholders of the Trust and those of Opal Capital or any affiliate or associate of the Trust, Opal Capital will always vote in accordance with the best interests of the Trust.

Opal Capital may determine that there is a conflict of interest as a result of:

● Significant business relationships. Opal Capital will consider whether the matter involves an issuer or proponent with which the firm has a significant business relationship. Opal Capital has significant business relationships with certain entities, such as other investment advisory firms, vendors, clients, and broker-dealers. For this purpose, a “significant business relationship” is one that is reasonably likely to create an incentive for the adviser to vote in favor of management.

A-5

● Significant personal or family relationships. Opal Capital will consider whether the matter involves an issuer, proponent, or individual with which an employee of the firm has a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the adviser votes a proxy.

In the event the CCO determines that the firm has a conflict of interest with respect to a proxy proposal, the CCO shall also determine whether the conflict is material to that proposal. The CCO may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. If the CCO determines that a conflict is not material, then the firm may vote the proxy in a manner consistent with the best interests of the firm’s clients and shareholders of the Trust.

In the event the CCO determines that the firm has a material conflict of interest with respect to a proxy proposal, the firm will vote on the proposal in accordance with the determination of the CCO. Alternatively, prior to voting on the proposal, the firm may:

● Contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy).

● With respect to clients that are not subject to ERISA, fully disclose the nature of the conflict to the client in the case of the Trust, the Trust’s CCO, and obtain the consent of the client or the Trust’s Board of Trustees (“Board”) as to how Opal Capital will vote on the proposal.

● Otherwise obtain instructions from the client or the board as to how the proxy should be voted.

Opal Capital may not address a material conflict of interest by abstaining from voting unless the CCO, the third party, the client, or the Trust’s CCO or Board, as appropriate, has determined that abstaining from voting on the proposal is in the client’s or the Trust’s best interests or that the potential costs involved with voting the proxy outweigh the potential benefits to a client, the Fund, or its shareholders.

The CCO shall document the manner in which proxies involving a material conflict of interest have been voted as well as the basis for any determination that the adviser does not have a material conflict of interest with respect to a particular matter.

20.2.10 Books and Records Relating to Proxies

In connection with voting proxies and this Proxy Voting Policy, the firm shall maintain (in hardcopy or electronic form) such books and records as may be required by applicable law, rules, or regulations, including:

●The firm’s policies and procedures relating to voting proxies

● A copy of each proxy statement that the firm receives regarding clients’ securities, provided that the firm may rely on:

◦ A third party to make and retain, on the firm’s behalf, pursuant to a written undertaking, a copy of proxy statements or by obtaining a copy of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;

◦ A record of each vote cast by the firm on behalf of clients, provided that the firm may rely on a third party to make and retain, on the firm’s behalf, pursuant to a written undertaking, records of votes cast;

◦ Copies of any documents created by the firm that were material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision; and

◦ A record of each written client request for proxy voting information and a copy of any written response by the firm to any written or oral client request for information on how the firm voted proxies on behalf of the requesting client.

◦ Such books and records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an easily accessible location at an appropriate office of the firm.

A-6

APPENDIX B

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” - A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” - A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” - A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” - A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” - A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

“NR” - This indicates that a rating has not been assigned or is no longer assigned.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

B-1

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” - Issuers (or supporting institutions) rated Prime-1 reflect a superior ability to repay short-term obligations. “P-2” - Issuers (or supporting institutions) rated Prime-2 reflect a strong ability to repay short-term obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 reflect an acceptable ability to repay short-term obligations. “NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories. “NR” - Is assigned to an unrated issuer, obligation and/or program.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.1 Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

1. A long-term rating can also be used to rate an issue with short maturity.

“F3” - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” - Securities possess high short-term default risk. Default is a real possibility.

“RD” - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” - Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation. “NR” - Is assigned to an issue of a rated issuer that are not and have not been rated.

The DBRS Morningstar® Ratings Limited (“DBRS Morningstar”) short-term obligation ratings provide DBRS Morningstar’s opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. The obligations rated in this category typically have a term of shorter than one year. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

B-2

The following summarizes the ratings used by DBRS Morningstar for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” - Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” - Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” - Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” - Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” - Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” - Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events, and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” - Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” - Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” - A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding-up statute, or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Issue Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

B-3

“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher- rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” - Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” - An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” - An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed debt restructuring

Plus (+) or minus (-) - Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” - This indicates that a rating has not been assigned, or is no longer assigned.

B-4

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer can differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of eleven months or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk. “Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics. “Ba” - Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. “C” - Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” - Is assigned to unrated obligations, obligation and/or program.

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

B-5

“BBB” - Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” - Securities considered to be speculative. “BB” ratings indicates an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” - Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present “CCC” - A “CCC” rating indicates that substantial credit risk is present.

“CC” - A “CC” rating indicates very high levels of credit risk.

“C” - A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” - Is assigned to an unrated issue of a rated issuer.

The DBRS Morningstar long-term obligation ratings provide DBRS Morningstar’s opinion on the risk that investors may not be repaid in accordance with the terms under which the long-term obligation was issued. The obligations rated in this category typically have a term of one year or longer. All rating categories from AA to CCC contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS Morningstar for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” - Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” - Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” - Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” - Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain.

B-6

Vulnerable to future events.

“B” - Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” - Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” - A downgrade to “D” may occur when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods. DBRS Morningstar may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” - A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” - A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” - This rating is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

B-7

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less.

MIG Scale

“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection. “NR” - Is assigned to an unrated obligation, obligation and/or program.

In the case of variable rate demand obligations (“VRDOs”), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.

“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.

“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.

“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections.

“NR” - Is assigned to an unrated obligation, obligation and/or program.

B-8

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non- financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer Default Ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue- level ratings are also assigned and often include an expectation of recovery, which may be notched above or below the issuer-level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation).

DBRS Morningstar offers independent, transparent, and innovative credit analysis to the market. Credit ratings are forward-looking opinions about credit risk that reflect the creditworthiness of an issuer, rated entity, security and/or obligation based on DBRS Morningstar’s quantitative and qualitative analysis in accordance with applicable methodologies and criteria. They are meant to provide opinions on relative measures of risk and are not based on expectations of, or meant to predict, any specific default probability. Credit ratings are not statements of fact. DBRS Morningstar issues credit ratings using one or more categories, such as public, private, provisional, final(ized), solicited, or unsolicited. From time to time, credit ratings may also be subject to trends, placed under review, or discontinued. DBRS Morningstar credit ratings are determined by credit rating committee.

B-9

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Indemnification of Registrant’s Trustees, officers, advisor, distributor, custodian, administrator, transfer agent and accounting services provider against certain stated liabilities is provided for in the following documents:

(a) Section 12 of the Form of Investment Advisory Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC in exhibit (6)(a), as previously filed and incorporated herein by reference.

(b) Section 12 of the Investment Advisory Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC in exhibit (6)(c), as previously filed and incorporated herein by reference.

(c) Section 12 of the Investment Advisory Agreement (Torray Fund) between the Registrant and Torray, LLC in exhibit (6)(e), as previously filed and incorporated herein by reference.

(d) Section 12 of the Investment Advisory Agreement (Longview Advantage ETF, Longview Advantage Fixed Income ETF and Longview Advantage Real Estate ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners in exhibits (6)(g) and (6)(ee), as previously filed and incorporated herein by reference.

(e) Section 12 of the Investment Advisory Agreement (First Eagle ETFs) between the Registrant and First Eagle Investment Management, LLC in exhibit (6)(i), as previously filed and incorporated herein by reference.

(f) Section 12 of the Investment Advisory Agreement (Tweedy, Browne Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC in exhibit (6)(k), as previously filed and incorporated herein by reference.

(g) Section 12 of the Investment Advisory Agreement (Advent Convertible Bond ETF) between the Registrant and Advent Convertible Bond ETF in exhibit (6)(m), as previously filed and incorporated herein by reference.

(h) Section 12 of the Investment Advisory Agreement (Twin Oak Enhanced Credit ETF) between the Registrant and Twin Oak ETF Company in exhibit (6)(n), as previously filed and incorporated herein by reference.

(i) Section 12 of the Investment Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF, Twin Oak Endure ETF, Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF and Twin Oak Hedged Opportunities ETF) between the Registrant and Twin Oak ETF Company in exhibit (6)(q), as previously filed and incorporated herein by reference.

(j) Section 12 of the Investment Advisory Agreement (Pathfinder Focused Opportunities ETF, and Pathfinder Disciplined US Equity ETF, Polen Dividend Income ETF and Polen International Dividend Income ETF) between the Registrant and Opal Capital LLC in exhibit (6)(ff), as previously filed and incorporated herein by reference.

(k) Section 12 of the Form of Investment Advisory Agreement (M.D. Sass Concentrated Value ETF) between the Registrant and M.D. Sass, LLC in exhibit (6)(jj), to be filed by amendment.

(l) Section 12 of the Form of Investment Advisory Agreement (The Snowball ETF) between the Registrant and Exchange Traded Concepts, LLC in exhibit (6)(nn), as previously filed and incorporated herein by reference.

(m) Sections 7 and 8 of the Distribution Agreement (Penn Capital Funds) in exhibit (7)(a), as previously filed and incorporated herein by reference.

(n) Sections 9 and 10 of the Distribution Agreement in exhibit (7)(b), as previously filed and incorporated herein by reference.

(o) Article X, Section 10.01 of the Custody Agreement in exhibit (9)(a), as previously filed and incorporated herein by reference.

(p) Section 6 of the Fund Administration Servicing Agreement in exhibit (13)(a), as previously filed and incorporated herein by reference.

(q) Section 8 of the Transfer Agent Servicing Agreement and Exhibit C thereto in exhibit (13)(b), as previously filed and incorporated herein by reference.

(r) Section 9 of the Fund Accounting Servicing Agreement in exhibit (13)(c), as previously filed and incorporated herein by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS

(1)             Charter Documents:

(a)             Certificate of Trust is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 13, 2014.

(b)             Certificate of Amendment to Certificate of Trust is incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 16 on Form N-1A as filed with the SEC via EDGAR on August 16, 2022.

(c)             Amended and Restated Agreement and Declaration of Trust dated October 21, 2015 is incorporated herein by reference to the Registrant’s Pre-Effective Registration Statement No. 3 on Form N-1A as filed with the SEC via EDGAR on November 18, 2015.

(2)             Bylaws, as amended, are incorporated herein by reference to the Registrant’s Post-Effective Registration Statement No. 15 on Form N-1A as filed with the SEC via EDGAR on October 29, 2021.

(3)             Not applicable.

(4)             Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the Combined Proxy Statement/Prospectus and incorporated herein by reference.

(5)             Instruments Defining Rights of Security Holders are incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Bylaws, as amended.

(6)             Investment Advisory Contracts.

(a)             Investment Advisory Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC is incorporated herein by reference to Registrant’s Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

(b)             Form of Expense Limitation Agreement (Penn Capital Funds) between the Registrant and Penn Capital Management Company, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 54 to the Registrant’s Registration Statement (No. 333-200168) filed on January 31, 2025.

(c)             Investment Advisory Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2022.

(d)             Expense Limitation Agreement (P/E Global Enhanced International Fund) between the Registrant and P/E Global LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registrant’s Registration Statement (No. 333-200168) filed on December 20, 2022.

(e)             Investment Advisory Agreement (Torray Fund) between the Registrant and Torray Investment Partners LLC (f/k/a Torray LLC) is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

(f)              Expense Limitation Agreement (Torray Fund) between the Registrant and Torray Investment Partners LLC (f/k/a Torray LLC) is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

(g)             Investment Advisory Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 74 to the Registrant’s Registration Statement (No. 333-200168) filed on November 21, 2025.

(h)             Form of Expense Limitation Agreement (Longview Advantage ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 66 to the Registrant’s Registration Statement (No. 333-200168) filed on August 25, 2025.

(i)              Investment Advisory Agreement (First Eagle ETFs) between the Registrant and First Eagle Investment Management, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

(j)              Investment Sub-Advisory Agreement (First Eagle ETFs) among Registrant, First Eagle Investment Management, LLC, and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

(k)             Expense Limitation Agreement (First Eagle ETFs) between Registrant and First Eagle Investment Management, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

(l)              Investment Advisory Agreement (Tweedy, Browne Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 to the Registrant’s Registration Statement (No. 333-200168) filed on December 18, 2024.

(m)           Investment Sub-Advisory Agreement (Tweedy, Browne Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 to the Registrant’s Registration Statement (No. 333-200168) filed on December 18, 2024.

(n)             Investment Advisory Agreement (Advent Convertible Bond ETF) between Registrant and Advent Capital Management, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 56 to the Registrant’s Registration Statement (No. 333-200168) filed on April 11, 2025.

(o)             Investment Advisory Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 61 to the Registrant’s Registration Statement (No. 333-200168) filed on May 27, 2025.

(p)             Investment Sub-Advisory Agreement (Twin Oak Enhanced Credit ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 333-200168) filed on May 30, 2025.

(q)             Expense Limitation Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 333-200168) filed on May 30, 2025.

(r)              Investment Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 333-200168) filed on December 12, 2025.

(s)             Investment Sub-Advisory Agreement (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF and Twin Oak Endure ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 333-200168) filed on May 30, 2025.

(t)              Expense Limitation Agreement (Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 333-200168) filed on May 30, 2025.

(u)             Investment Advisory Agreement (MUFG Japan Small Cap Active ETF) between Registrant and Clearbrook Investment Consulting, LLC will be filed by amendment.

(v)             Investment Sub-Advisory Agreement (MUFG Japan Small Cap Active ETF) between Clearbrook Investment Consulting, LLC and Mitsubishi UFJ Trust and Banking Corporation is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 74 to the Registrant’s Registration Statement (No. 333-200168) filed on November 21, 2025.

(w)           Investment Trading Advisory Agreement (MUFG Japan Small Cap Active ETF) between Clearbrook Investment Consulting, LLC and Exchange Traded Concepts, LLC will be filed by amendment.

(x)             Investment Sub-Advisory Agreement (Wayfinder Dynamic U.S. Interest Rate ETF, Wayfinder U.S. Dispersion ETF, Wayfinder Gold ETF, Wayfinder Oil ETF, Wayfinder U.S. Market Better Beta ETF, and Wayfinder Saber ETF) between Gladius Capital Management LP and Vident Advisory, LLC (d/b/a Vident Asset Management) is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 333-200168) filed on October 31, 2025.

(y)             Investment Advisory Agreement (Wayfinder Dynamic U.S. Interest Rate ETF, Wayfinder U.S. Dispersion ETF, Wayfinder Gold ETF, Wayfinder Oil ETF, Wayfinder U.S. Market Better Beta ETF, and Wayfinder Saber ETF) between Registrant and Gladius Capital Management LP is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 333-200168) filed on October 31, 2025.

(z)             Expense Limitation Agreement (Wayfinder Dynamic U.S. Interest Rate ETF, Wayfinder U.S. Dispersion ETF, Wayfinder Gold ETF, Wayfinder Oil ETF, Wayfinder U.S. Market Better Beta ETF, and Wayfinder Saber ETF) between Registrant and Gladius Capital Management LP is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 333-200168) filed on October 31, 2025.

(aa)          Addendum No. 1 to Investment Advisory Agreement (Tweedy, Browne International Insider + Value ETF) between the Registrant and Tweedy, Browne Company LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

(bb)         Addendum No. 1 to Investment Sub-Advisory Agreement (Tweedy, Browne International Insider + Value ETF) among Registrant, Tweedy, Browne Company LLC, and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

(cc)          Addendum No. 1 to Investment Advisory Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF and Twin Oak Hedged Opportunities ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 333-200168) filed on December 12, 2025.

(dd)         Addendum No. 1 to Investment Sub-Advisory Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF and Twin Oak Hedged Opportunities ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 333-200168) filed on December 12, 2025.

(ee)          Expense Limitation Agreement (Advent Convertible Bond ETF) between Registrant and Advent Capital Management, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 74 to the Registrant’s Registration Statement (No. 333-200168) filed on November 21, 2025.

(ff)           Investment Advisory Agreement (Longview Advantage Fixed Income ETF and Longview Advantage Real Estate ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(gg)         Investment Advisory Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) between the Registrant and Opal Capital LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 81 to the Registrant’s Registration Statement (No. 333-200168) filed on January 20, 2026.

(hh)         Investment Sub-Advisory Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) between Opal Capital LLC and Vident Asset Management is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 81 to the Registrant’s Registration Statement (No. 333-200168) filed on January 20, 2026.

(ii)            Investment Advisory Agreement among Gladius Capital Management LP, Wayfinder Gold Offshore Limited and Wayfinder Oil Offshore Limited is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(jj)            Investment Advisory Agreement among Gladius Capital Management LP and Wayfinder Oil Offshore Limited is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(kk)         Form of Investment Advisory Agreement (M.D. Sass Concentrated Value ETF) between the Registrant and M.D. Sass, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (No. 333-200168) filed on February 4, 2026.

(ll)            Form of Investment Sub-Advisory Agreement (M.D. Sass Concentrated Value ETF) between M.D. Sass, LLC and Tidal Investments LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (No. 333-200168) filed on February 4, 2026.

(mm)     Expense Limitation Agreement (Twin Oak Enhanced Fixed Income ETF and Twin Oak Hedged Opportunities ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 333-200168) filed on December 12, 2025.

(nn)         Expense Limitation Agreement (Longview Advantage Fixed Income ETF and Longview Advantage Real Estate ETF) between the Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 79 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(oo)         Form of Investment Advisory Agreement (The Snowball ETF) between the Registrant and Exchange Traded Concepts, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 87 to the Registrant’s Registration Statement (No. 333-200168) filed on March 24, 2026.

(pp)         Form of Investment Sub-Advisory Agreement (The Snowball ETF) between Exchange Traded Concepts, LLC and Snowball Advisors, LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 87 to the Registrant’s Registration Statement (No. 333-200168) filed on March 24, 2026.

(qq)         Addendum No. 2 to Investment Advisory Agreement (Twin Oak Apex Opportunities ETF and Twin Oak Horizons ETF) between Registrant and Twin Oak ETF Company will be filed by amendment.

(rr)           Addendum No. 2 to Investment Sub-Advisory Agreement (Twin Oak Apex Opportunities ETF and Twin Oak Horizons ETF) between Twin Oak ETF Company and Exchange Traded Concepts, LLC will be filed by amendment.

(ss)           Investment Advisory Agreement (Equity Partners ETF) between the Registrant and Seven Post Investment Office LP will be filed by amendment.

(tt)            Investment Sub-Advisory Agreement (Equity Partners ETF) between Seven Post Investment Office LP and Exchange Traded Concepts, LLC will be filed by amendment.

(uu)         Expense Limitation Agreement (Equity Partners ETF) between Registrant and Seven Post Investment Office LP will be filed by amendment.

(vv)         Expense Limitation Agreement (Twin Oak Strategic Solutions ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 81 to the Registrant’s Registration Statement (No. 333-200168) filed on January 20, 2026.

(ww)      Expense Limitation Agreement (Twin Oak Active Opportunities II ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (No. 333-200168) filed on February 4, 2026.

(xx)         Expense Waiver Agreement (Tweedy, Browne Insider + Value ETF) between Registrant and Tweedy, Browne Company LLC is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (No. 333-200168) filed on February 4, 2026.

(yy)         Investment Advisory Agreement (Synera Funds Japan Active+ ETF) between the Registrant and Millburn Ridgefield LLC will be filed by amendment.

(zz)          Investment Sub-Advisory Agreement (Synera Funds Japan Active+ ETF) between Millburn Ridgefield LLC and [•] will be filed by amendment.

(aaa)       Investment Sub-Advisory Agreement (Synera Funds Japan Active+ ETF) between Millburn Ridgefield LLC and Twin Oak ETF Company will be filed by amendment.

(bbb)      Investment Sub-Advisory Agreement (Synera Funds Japan Active+ ETF) between Millburn Ridgefield LLC and Exchange Traded Concepts, LLC will be filed by amendment.

(ccc)       Expense Limitation Agreement (Synera Funds Japan Active+ ETF) between Registrant and Millburn Ridgefield LLC will be filed by amendment.

(ddd)      Addendum No. 1 to Investment Advisory Agreement (Polen Dividend Income ETF and Polen International Dividend Income ETF) between the Registrant and Opal Capital LLC will be filed by amendment.

(eee)       Addendum No. 1 to Investment Sub-Advisory Agreement (Polen Dividend Income ETF and Polen International Dividend Income ETF) between the Opal Capital LLC and Polen Capital Management, LLC will be filed by amendment.

(7)             Underwriting Contracts.

(a)             Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 21, 2022 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

1.               Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 30, 2022 is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 333-200168) filed on December 21, 2023.

2.               Second Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC dated December 6, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

3.               Third Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC dated April 30, 2024 is incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement (No. 333-200168) filed on September 13, 2024.

4.               Amendment to Distribution Agreement between the Registrant and Quasar Distributors, LLC dated August 31, 2025 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

(b)             ETF Distribution Agreement between the Registrant and Quasar Distributors, LLC dated November 25, 2022 is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement (No. 333-200168) filed on December 27, 2022.

1.               Amendment to ETF Distribution Agreement dated September 27, 2024 is incorporated herein by reference to Post Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

2.               Amendment to ETF Distribution Agreement dated January 29, 2025 is incorporated herein by reference to Post Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

3.               Amendment to ETF Distribution Agreement dated May 15, 2025 is incorporated herein by reference to Post Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

4.               Amendment to ETF Distribution Agreement dated November 26, 2025 is incorporated herein by reference to Post Effective Amendment No. 81 to the Registrant’s Registration Statement (No. 333-200168) filed on January 20, 2026.

5.               Amendment to ETF Distribution Agreement will be filed by amendment.

(8)             Not applicable.

(9)             Custodian Agreement.

(a)             Custody Agreement between Registrant and U.S. Bank National Association dated October 22, 2015 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

1.               Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated July 17, 2017 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 333-200168) filed on October 27, 2017.

2.               Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated June 24, 2021 is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement (No. 333-200168) filed on October 29, 2021.

3.               Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated July 22, 2022 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

4.               Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated December 7, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

5.               Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated December 28, 2022 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

6.               Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated October 22, 2024 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

7.               Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated February 21, 2025 is incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

8.               Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated May 16, 2025 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

9.               Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated June 11, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

10.            Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated September 5, 2025 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

11.            Amendment to the Custody Agreement between Registrant and U.S. Bank National Association dated November 28, 2025 is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement (No. 333-200168) filed on December 19, 2025.

12.            Amendment to Custody Agreement between the Registrant and U.S. Bank National Association will be filed by amendment.

(10)         12b-1 Plans

(a)             Form of Shareholder Servicing Plan is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

(b)             Plan of Distribution pursuant to Rule 12b-1 (P/E Global Enhanced International Fund – Class A) is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

(c)             Plan of Distribution pursuant to Rule 12b-1 (P/E Global Enhanced International Fund – Investor Class) is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

(d)             Plan of Distribution pursuant to Rule 12b-1 (Twin Oak Active Opportunities II ETF, Twin Oak Active Opportunities III ETF, Twin Oak Enhanced Credit ETF, Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, Twin Oak Strategic Solutions ETF, and Twin Oak Hedged Opportunities ETF) is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 333-200168) filed on December 12, 2025.

(e)             Plan of Distribution pursuant to Rule 12b-1 (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(f)              Plan of Distribution pursuant to Rule 12b-1 (Twin Oak Apex Opportunities ETF and Twin Oak Horizons ETF) will be filed by amendment.

(g)             Plan of Distribution pursuant to Rule 12b-1 (Synera Funds Japan Active+ ETF) will be filed by amendment.

(h)             Plan of Distribution pursuant to Rule 12b-1 (The Snowball ETF) is incorporated herein by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement (No. 333-200168) filed on March 24, 2026.

(i)              Amended Rule 18f-3 Plan will be filed by amendment.

(11)

(a)             Opinion and Consent of Counsel will be filed by amendment.

(b)             Form of Opinion and Consent of Counsel regarding tax matters will be filed by amendment.

(12)

(a)             Consent of independent registered public accounting firm will be filed by amendment.

(13)         Other Material Contracts.

(a)             Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2015 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 13, 2014.

1.               Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 333-200168) filed on October 27, 2017.

2.               Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021 is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement (No. 333-200168) filed on October 29, 2021.

3.               Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 2, 2021 is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement (No. 333-200168) filed on August 16, 2022.

4.               Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 1, 2022 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

5.               Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

6.               Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

7.               Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

8.               Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025 is incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

9.               Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

10.            Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

11.            Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

12.            Amendment to the Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated November 28, 2025 is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement (No. 333-200168) filed on December 19, 2025.

13.            Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(b)             Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2015 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

1.               Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 333-200168) filed on October 27, 2017.

2.               Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021 is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement (No. 333-200168) filed on October 29, 2021.

3.               Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 22, 2022 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

4.               Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

5.               Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

6.               Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

7.               Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025 is incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

8.               Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

9.               Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

10.            Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

11.            Amendment to Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated November 28, 2025 is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement (No. 333-200168) filed on December 19, 2025.

12.            Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(c)             Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2015 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

1.               Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 17, 2017 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 333-200168) filed on October 27, 2017.

2.               Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 24, 2021 is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement (No. 333-200168) filed on October 29, 2021.

3.               Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated July 1, 2022 is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement (No. 333-200168) filed on December 15, 2022.

4.               Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 7, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

5.               Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated December 28, 2022 is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 333-200168) filed on December 30, 2022.

6.               Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated October 22, 2024 is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement (No. 333-200168) filed on December 13, 2024.

7.               Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated February 21, 2025 is incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

8.               Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated May 16, 2025 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

9.               Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated June 11, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

10.            Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated September 5, 2025 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 333-200168) filed on October 1, 2025.

11.            Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated November 28, 2025 is incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement (No. 333-200168) filed on December 19, 2025.

12.            Amendment to Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC will be filed by amendment.

(14)         Not applicable.

(15)         Not applicable.

(16)         Powers of Attorney are filed herewith.

(17)         Initial Capital Agreements.

(a)             Initial Capital Agreement (Penn Capital Funds) between PENN Capital Funds Trust and PENN Capital Management Company, Inc. dated November 2, 2015 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

(b)             Initial Capital Agreement (P/E Global Enhanced International Fund) between Registrant and Mary Napthal dated December 19, 2022 is incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2022.

(c)             Initial Capital Agreement (Torray Fund) between Registrant and Torray LLC dated December 8, 2022 is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement (No. 333-200168) filed on December 9, 2022.

(d)             Initial Capital Agreement (Longview Advantage ETF) between Registrant and Hill Investment Group Partners, LLC d/b/a Longview Research Partners dated February 20, 2025 is incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Registration Statement (No. 333-200168) filed on March 14, 2025.

(e)             Initial Capital Agreement (First Eagle ETFs) between Registrant and First Eagle Investment Management, LLC dated December 12, 2024 is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 333-200168) filed on November 18, 2015.

(f)              Initial Capital Agreement (Tweedy, Browne Insider + Value ETF) between Registrant and John D. Spears Revocable Trust dated December 16, 2024 is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement (No. 333-200168) filed on December 18, 2025.

(g)             Initial Capital Agreement (Advent Convertible Bond ETF) between Registrant and Advent Capital Management, LLC dated April 9, 2025 is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement (No. 333-200168) filed on April 11, 2025.

(h)             Initial Capital Agreement (Twin Oak Enhanced Credit ETF) between Registrant and Twin Oak ETF Company dated May 27, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

(i)              Initial Capital Agreement (Twin Oak Endure ETF) between Registrant and Twin Oak ETF Company dated May 28, 2025 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 333-200168) filed on June 11, 2025.

(j)              Form of Initial Capital Agreement (Twin Oak Active Opportunities II ETF and the Twin Oak Active Opportunities III ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement (No. 333-200168) filed on May 30, 2025.

(k)             Initial Capital Agreement (MUFG Japan Small Cap Active ETF) between Registrant and Clearbrook Investment Consulting, LLC Company dated July 1, 2025 is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (No. 333-200168) filed on July 2, 2025.

(l)              Initial Capital Agreement (Wayfinder Dynamic U.S. Interest Rate ETF) between Registrant and Gladius Capital Management LP dated October 31, 2025 is incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 333-200168) filed on October 31, 2025.

(m)           Initial Capital Agreement (Wayfinder U.S. Dispersion ETF, the Wayfinder Gold ETF, the Wayfinder Oil ETF, the Wayfinder U.S. Market Better Beta ETF, and the Wayfinder Saber ETF) will be filed by amendment.

(n)             Initial Capital Agreement (Tweedy, Browne International Insider + Value ETF) dated August 21, 2025 is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement (No. 333-200168) filed on August 25, 2025.

(o)             Form of Initial Capital Agreement (Twin Oak Enhanced Equity ETF, Twin Oak Enhanced Fixed Income ETF, Twin Oak Global Equity ETF, and Twin Oak Hedged Opportunities ETF) between Registrant and Twin Oak ETF Company is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement (No. 333-200168) filed on December 12, 2025.

(p)             Initial Capital Agreement (Longview Advantage Fixed Income ETF and Longview Advantage Real Estate ETF) will be filed by amendment.

(q)             Initial Capital Agreement (Pathfinder Focused Opportunities ETF and Pathfinder Disciplined US Equity ETF) dated December 22, 2025 between Registrant and Opal Capital LLC is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 333-200168) filed on December 23, 2025.

(r)              Form of Initial Capital Agreement (M.D. Sass Concentrated Equities ETF) between Registrant and M.D. Sass LLC is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement (No. 333-200168) filed on February 4, 2026.

(s)             Form of Initial Capital Agreement (The Snowball ETF) between Registrant and Exchange Traded Concepts, LLC is incorporated herein by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement (No. 333-200168) filed on March 24, 2026.

(t)              Initial Capital Agreement (Twin Oak Apex Opportunities ETF and Twin Oak Horizons ETF) will be filed by amendment.

(u)             Initial Capital Agreement (Equity Partners ETF) will be filed by amendment.

(v)             Initial Capital Agreement (Twin Oak Strategic Solutions ETF) dated January 13, 2026 between Registrant and Twin Oak ETF Company is incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement (No. 333-200168) filed on January 20, 2026.

(w)           Initial Capital Agreement (Synera Funds Japan Active+ ETF) will be filed by amendment.

(x)             Initial Capital Agreement (Polen Dividend Income ETF and Polen International Dividend Income ETF) will be filed by amendment.

(y)             Proxy Card is filed herewith.

(18)         Not Applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) this Registration Statement has been signed on behalf of the Registrant by the undersigned, thereto duly authorized, in the City of Short Hills and State of New Jersey on April 20, 2026.

THE RBB FUND TRUST

By:	/s/ Steven Plump
Steven Plump
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Steven Plump	President (Principal Executive	April 20, 2026
Steven Plump	Officer)

/s/ James G. Shaw	Chief Financial Officer (Principal	April 20, 2026
James G. Shaw	Financial and Accounting Officer)

*Gregory P. Chandler	Trustee	April 20, 2026
Gregory P. Chandler

*Lisa A. Dolly	Trustee	April 20, 2026
Lisa A. Dolly

*Nicholas A. Giordano	Trustee	April 20, 2026
Nicholas A. Giordano

*Arnold M. Reichman	Trustee	April 20, 2026
Arnold M. Reichman

*Robert Sablowsky	Trustee	April 20, 2026
Robert Sablowsky

*Brian T. Shea	Trustee	April 20, 2026
Brian T. Shea

*Martha A. Tirinnanzi	Trustee	April 20, 2026
Martha A. Tirinnanzi

*By:	/s/ James G. Shaw
James G. Shaw
Attorney-in-Fact

Exhibit Index

(16)	Powers of Attorney
(17)(y)	Form of Proxy Card